                                         Registration No. 333-96461 and 811-9813
            As filed with the Securities and Exchange Commission on May 16, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                  Pre-Effective Amendment No.                              /_/

                  Post-Effective Amendment No.     12                      /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                  Amendment No.                    13                      /X/

                        (Check appropriate box or boxes)

                                 UMB SCOUT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
              (Registrant's Telephone Number, including Area Code)

                            Lawrence A. Knecht, Esq.,
          UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, MO 64106
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Constance E. Martin
                             UMB Fund Services, Inc.
                         803 West Michigan St., Suite A
                               Milwaukee, WI 53233

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]   on (date) pursuant to paragraph (b) of Rule 485

[X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                 UMB SCOUT FUNDS
                            PROSPECTUS JUNE [ ], 2007

                 MONEY MARKET FUND - FEDERAL PORTFOLIO (UMFXX)

                  MONEY MARKET FUND - PRIME PORTFOLIO (UMPXX)

                       TAX-FREE MONEY MARKET FUND (UMTXX)

                              Service Class Shares

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed  on the  adequacy  of this
Prospectus. Any representation to the contrary is a criminal offense.

                                                     OPPORTUNITY BEYOND TOMORROW

THE UMB SCOUT FUNDS PRIVACY POLICY

The  UMB  Scout  Funds  are  committed  to  the  belief  that   maintaining  the
confidentiality  of  our  shareholders'  information  is  at  the  core  of  our relationship  with  our  shareholders.  We  promise  that we will  protect  your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The UMB  Scout  Funds  collect  and  retain  information  about you only when we reasonably  believe  that  the  information  will  assist  us in  managing  your accounts.  One of the main reasons we collect certain  information is to protect your  account  and to identify  you when we conduct  transactions  for you.  The information  will also be used to comply with certain laws and regulations  that may apply to us and to help us understand  your financial  needs as we design or improve  our  products  and  services.  We will  also  use your  information  to administer  your account and  transactions  and to provide you with products and services that will best assist you. We collect  nonpublic  personal  information about you from the following sources:

     o    your  application  or other  forms,  correspondence  or  conversations
          (examples  include name,  date of birth,  address and Social  Security
          Number); and

     o    your  transactions  with us  (examples  include  account  activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal  information you have entrusted to us to be  handled  with great  care.  We may share  information  about you with our affiliates in order for our affiliates to provide customer  service,  to process transactions,  or to manage  accounts for you. The types of affiliates with whom we share information  include banks,  investment  advisors,  and other financial
service   providers.   We  share  only  information  about  our  experiences  or
transactions  involving you or your account, such as your name, address,  Social
Security Number, account activity and account balances.

The UMB Scout Funds do not disclose  nonpublic  personal  information  about our shareholders to nonaffiliated  third parties,  except as permitted by applicable law.  In  compliance  with  applicable  laws,  we may share  nonpublic  personal information with nonaffiliated third parties that perform services on our behalf
or  to  other  financial   institutions  with  which  we  have  joint  marketing
agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information  strictly  confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The UMB Scout Funds restrict access to nonpublic personal  information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical,  electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

PROSPECTUS                                                       July [  ], 2007
                                                        Toll-free 1-800-996-2862

UMB Scout Money Market Fund - Federal Portfolio (Service Class Shares)
UMB Scout Money Market Fund - Prime Portfolio (Service Class Shares)
UMB Scout Tax-Free Money Market Fund (Service Class Shares)

Investment Advisor:                               Distributor:
SCOUT INVESTMENT ADVISORS, INC.                   UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri                             Milwaukee, Wisconsin

TABLE OF CONTENTS
                                                                            Page
Information About the Funds
Investment Objectives and Principal Investment Strategies...............
Principal Risk Factors..................................................
Past Performance........................................................
Fees and Expenses.......................................................
Investment Advisor and Portfolio Manager................................

Buying, Selling and Exchanging Shares
Before You Invest.......................................................
Buying Shares...........................................................
Selling Shares..........................................................
Exchanging Shares.......................................................
Special Features and Services...........................................
Other Shareholder Information...........................................
Dividends, Distributions and Taxes......................................

This  Prospectus  relates solely to the Service Class of shares of the UMB Scout
Money Market Fund - Federal  Portfolio,  the UMB Scout Money Market Fund - Prime
Portfolio,  and the UMB Scout  Tax-Free  Money  Market Fund (each,  a "Fund" and collectively,  the "Funds").  Banks or trust companies (including UMB Bank, n.a.
and its  affiliates)  use the Service  Class shares of the funds in "cash sweep"
programs,  where  customers  request  that  excess  cash  in  their  account  be automatically invested in a money market mutual fund.

The Service  Class shares are subject to an annual Rule 12b-1  distribution  and service fees. UMB Scout Funds offers other mutual funds and an Investor Class of shares of the Funds for direct investment by investors outside of any cash sweep program  through a  separate  prospectus.  Investor  Class  shares of the Funds, outside of any cash sweep arrangement, are made available without the imposition of sales  charges or Rule 12b-1  fees.  For more  information  about these other
funds   and  the   Investor   Class   shares   of  the   Funds,   please   visit
www.umbscoutfunds.com.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund's investment objective may be changed by the Board without shareholder approval.  If the  Board  approves  a change in a Fund's  investment  objective, shareholders  will be given advance  notice of the change.  Each Fund intends to pursue  its  objective  by  investing  as  described  below and will  dispose of portfolio holdings any time that the Fund's investment advisor, Scout Investment
Advisors,  Inc. (the  "Advisor"),  believes that they are no longer suitable for achieving the Fund's objective.  The principal risk factors associated with each
Fund are noted in each case and are  described  in more detail in the  Principal
Risk Factors section.

UMB SCOUT MONEY MARKET FUND - FEDERAL  PORTFOLIO AND UMB SCOUT MONEY MARKET FUND
- PRIME PORTFOLIO

Investment  Objective:  Maximum income  consistent  with safety of principal and liquidity.

Principal Risks: Fixed-Income Risks.

The Funds pursue their objective by investing in  high-quality,  short-term debt instruments.  The UMB Scout  Money  Market  Fund - Federal  Portfolio  ("Federal
Portfolio") only invests in United States government  securities,  while the UMB
Scout Money Market Fund - Prime Portfolio ("Prime  Portfolio") invests in United
States  government  securities  and  may  also  invest  in  other  money  market securities.  Each Fund seeks to maintain a constant net asset value of $1.00 per share. Each Fund will maintain a weighted average maturity of 90 days or less.

How do the Funds  choose  securities  in which to invest?  The Funds select only high-quality,  short-term  obligations  in which to  invest.  Examples  of these securities follow.

FEDERAL  PORTFOLIO - Only  invests in the  following  United  States  government securities:

     o    Direct obligations of the United States  government,  such as Treasury bills, notes and bonds.

     o    Obligations of United States government agencies and instrumentalities which are  secured by the full  faith and credit of the United  States
          Treasury;  or which are  secured  by the right of the issuer to borrow from the Treasury;  or are  supported by the credit of the  government agency or instrumentality itself.

The Federal  Portfolio may also invest in the above types of securities  subject to repurchase agreements entered into with the seller of the issues.

PRIME  PORTFOLIO - In addition to the  securities  eligible  for purchase by the
Federal Portfolio described above, the Prime Portfolio may also invest in:

     o    Domestic  short-term   obligations  issued  by  larger  United  States
          commercial banks and Savings and Loan  Associations  which are members of the Federal Deposit Insurance Corporation,  or holding companies of such banks and savings and loans.

     o    Short-term   obligations  issued  by  companies  that  meet  the  high
          credit-quality standards of the Prime Portfolio.

UMB SCOUT TAX-FREE MONEY MARKET FUND
Investment  Objective:  Highest level of income  exempt from federal  income tax consistent with quality and maturity  standards.  Principal Risks:  Fixed-Income
Risks, Municipal Risks, Tax Risks.

In addition to its stated  investment  objective,  the UMB Scout  Tax-Free Money
Market  Fund  further  seeks to  maintain a stable net asset  value of $1.00 per share.

How does the Fund  choose  securities  in which to invest?  As a tax-free  money market  fund,  the Fund  invests  primarily  in  high-quality,  short-term  debt obligations  that are exempt from federal  income tax.  Normally,  the Fund will invest at least 80% of its net assets in securities that are exempt from federal income  tax.  This 80%  policy is  fundamental,  which  means  that it cannot be changed by the Board without first obtaining shareholder approval.  The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis,  when the Advisor  believes it is in the best  interest of  shareholders.
Such taxable  instruments  include  obligations of the United States government, its agencies and instrumentalities;  certain certificates of deposit and bankers acceptances; or certain commercial paper.

PRINCIPAL RISK FACTORS

Investments  in the Funds are not deposits in UMB Bank,  n.a. or its  affiliates and are not insured or guaranteed by the Federal Deposit  Insurance  Corporation or any other government  agency.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the  Funds.  Income  from the UMB Scout  Tax-Free  Money  Market  Fund may be subject  to the  federal  alternative  minimum  tax,  as well as state and local taxes.

FIXED-INCOME RISKS

While  each Fund seeks to  preserve  the value of your  investment  at $1.00 per share,  the yields earned by the Funds will  fluctuate.  The yield and principal value of money market instruments are sensitive to short-term lending conditions and interest rates, and it is possible that an issuer may default.

With respect to United States government  securities,  there can be no assurance that the United  States  government  will  provide  financial  support to United
States  government-sponsored  agencies  or  instrumentalities  where  it is  not obligated to do so by law.

MUNICIPAL RISKS

Investments  in the UMB Scout  Tax-Free  Money  Market Fund are also  subject to risks associated with investments in municipal securities. Municipal obligations that the Fund  purchases  may be backed by letters of credit issued by banks and other financial institutions.  Adverse developments affecting banks could have a negative effect on the Fund's portfolio securities.  Municipal obligations which the Fund may acquire include  municipal lease  obligations which are issued by a state or local  government  to acquire land and a wide variety of equipment  and facilities.  If the funds are not  appropriated  for the following  year's lease payments, the lease may terminate,  with the possibility of default on the lease obligation and significant loss to the Fund.

TAX RISKS

The UMB Scout  Tax-Free  Money  Market  Fund may be more  adversely  impacted by changes in tax rates and policies  than the other UMB Scout Money Market  Funds.
Because  interest  income on  municipal  obligations  is normally not subject to regular federal income taxation,  the attractiveness of municipal obligations in relation to other investment  alternatives is affected by changes in federal and state income tax rates  applicable to, or the continuing  tax-exempt  status of, such  interest  income.  Any proposed or actual  changes in such rates or exempt status can therefore  significantly affect the demand for and supply,  liquidity and marketability of municipal obligations,  which could in turn affect a Fund's ability to acquire and dispose of municipal  obligations at desirable  yield and price levels.

Investments in tax-exempt  securities pose additional  risks. In many cases, the
Internal  Revenue  Service has not ruled on whether the  interest  received on a tax-exempt  obligation  is  tax-exempt,  and  accordingly,  purchases  of  these securities  are based on the opinion of bond  counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.

PAST PERFORMANCE

The bar charts and tables on the  following  pages  provide an indication of the variability of the Funds'  returns and the risks of investing in the Funds.  The bar charts show how each Fund's  returns  have  changed  from year to year.  The tables show how each Fund's average annual returns for certain  periods  compare with those of an appropriate  benchmark.  The tables include all expenses of the
Funds and assume that all dividends and capital  gains  distributions  have been reinvested.  Keep in mind that past performance  (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

Annual Total Return as of December 31 of Each Year(1)

[table in place of chart for word document only]

--------- --------------
  Year     Percent (%)
--------- --------------
   97          [ ]
--------- --------------
   98          [ ]
--------- --------------
   99          [ ]
--------- --------------
   00          [ ]
--------- --------------
   01          [ ]
--------- --------------
   02          [ ]
--------- --------------
   03          [ ]
--------- --------------
   04          [ ]
--------- --------------
   05          [ ]
--------- --------------
   06          [ ]
--------- --------------

During the periods shown in the chart above the Fund's highest  quarterly return was [1.53%  (quarter ended  December 31, 2000)] and the Fund's lowest  quarterly return was [0.13% (quarter ended June 30, 2004)].

Year-to-date return (through March 31, 2007): [     ]%

----------------------------- --------- ------------ ------------
Average Annual Total Return     1 Year     5 Years     10 Years
as of December 31, 2006
----------------------------- --------- ------------ ------------
Money Market Fund -
Federal Portfolio(1)             [ ]%        [ ]%         [ ]%
----------------------------- --------- ------------ ------------
Salomon Smith Barney -
3-Month Treasury Bill Index      [ ]%        [ ]%         [ ]%
----------------------------- --------- ------------ ------------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Money Market Fund - Federal Portfolio.

(1)  The Fund  began  offering  Service  Class  Shares on [June 30,  2007].  The returns  in the above bar chart and table are based on the  returns  of the
     Investor Class shares of the Fund, for which  historical data is available.
     Since the Service Class shares are subject to Rule 12b-1  distribution fees
     and  the  Investor   Class  shares  are  not  subject  to  any  Rule  12b-1
     distribution  fees,  the returns have been restated to reflect the fees and expenses of the Service  Class  shares.  Investor  Class shares of the Fund would have  substantially  similar  annual  returns  because the shares are invested in the same  portfolio of securities  and the annual returns would differ only to the extent  that the Classes do not have the same  expenses.
     Investor Class shares are offered in another prospectus.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

Annual Total Return as of December 31 of Each Year(2)

[table in place of chart for word document only]

--------- --------------
  Year     Percent (%)
--------- --------------
   97          [ ]
--------- --------------
   98          [ ]
--------- --------------
   99          [ ]
--------- --------------
   00          [ ]
--------- --------------
   01          [ ]
--------- --------------
   02          [ ]
--------- --------------
   03          [ ]
--------- --------------
   04          [ ]
--------- --------------
   05          [ ]
--------- --------------
   06          [ ]
--------- --------------

During the periods shown in the chart above the Fund's highest  quarterly return was 1.56%  (quarter  ended  December 31, 2000) and the Fund's  lowest  quarterly return was 0.13% (quarter  ended June 30, 2004).  [need to confirm no changes as result of time period change to 1997-2006]

Year-to-date return (through March 31, 2007): [    ]%

----------------------------------- --------------- --------------- ------------
Average Annual Total Return             1 Year         5 Years        10 Years
as of December 31, 2006
----------------------------------- --------------- --------------- ------------
Money Market Fund -
Prime Portfolio(2)                       [ ]%            [ ]%           [ ]%
----------------------------------- --------------- --------------- ------------
Salomon Smith Barney -
3-Month Treasury Bill Index              [ ]%            [ ]%           [ ]%
----------------------------------- --------------- --------------- ------------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Money Market Fund - Prime Portfolio.

(2)  The Fund  began  offering  Service  Class  Shares on [June 30,  2007].  The returns  in the above bar chart and table are based on the  returns  of the
     Investor Class shares of the Fund, for which  historical data is available.
     Since the Service Class shares are subject to Rule 12b-1  distribution fees
     and  the  Investor   Class  shares  are  not  subject  to  any  Rule  12b-1
     distribution  fees,  the returns have been restated to reflect the fees and expenses of the Service  Class  shares.  Investor  Class shares of the Fund would have  substantially  similar  annual  returns  because the shares are invested in the same  portfolio of securities  and the annual returns would differ only to the extent  that the Classes do not have the same  expenses.
     Investor Class shares are offered in another prospectus.

UMB SCOUT TAX-FREE MONEY MARKET FUND

Annual Total Return as of December 31 of Each Year(3)

[table in place of chart for word document only]

--------- --------------
  Year     Percent (%)
--------- --------------
   97          [ ]
--------- --------------
   98          [ ]
--------- --------------
   99          [ ]
--------- --------------
   00          [ ]
--------- --------------
   01          [ ]
--------- --------------
   02          [ ]
--------- --------------
   03          [ ]
--------- --------------
   04          [ ]
--------- --------------
   05          [ ]
--------- --------------
   06          [ ]
--------- --------------

During the periods shown in the chart above the Fund's highest  quarterly return was 0.93%  (quarter  ended  December 31, 2000) and the Fund's  lowest  quarterly return was 0.08% (quarter ended September 30, 2003). [need to confirm no changes as result of the time period changing to 1997-2006]

Year-to-date return (through March 31, 2007): [    ]%

------------------------------------- -----------  ------------  --------------
Average Annual Total Return as of       1 Year       5 Years         10 Years
as of December 31, 2006
------------------------------------- ----------   ------------  --------------
Tax-Free Money Market Fund(3)            [ ]%          [ ]%            [ ]%
------------------------------------- ----------- --------------- --------------
Salomon Smith Barney -
3-Month Treasury Bill Index              [ ]%          [ ]%            [ ]%
------------------------------------- ---------- --------------- --------------
Lipper Tax-Exempt Money -
Market Fund Index                        [ ]%          [ ]%            [ ]%
------------------------------------- --------------------------- --------------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Tax-Free Money Market Fund.

(3)  The Fund  began  offering  Service  Class  Shares on [June 30,  2007].  The returns  in the above bar chart and table are based on the  returns  of the
     Investor Class shares of the Fund, for which  historical data is available.
     Since the Service Class shares are subject to Rule 12b-1  distribution fees
     and  the  Investor   Class  shares  are  not  subject  to  any  Rule  12b-1
     distribution  fees,  the returns have been restated to reflect the fees and expenses of the Service  Class  shares.  Investor  Class shares of the Fund would have  substantially  similar  annual  returns  because the shares are invested in the same  portfolio of securities  and the annual returns would differ only to the extent  that the Classes do not have the same  expenses.
     Investor Class shares are offered in another prospectus.

FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.

------------------------------------------------------- ----------------- ----------------- -----------------
                                                        UMB Scout Money   UMB Scout Money      UMB Scout
                                                         Market Fund -     Market Fund -     Tax-Free Money
                                                            Federal       Prime Portfolio     Market Fund
                                                           Portfolio      (Service Class)   (Service Class)
                                                        (Service Class)
------------------------------------------------------- ----------------- ----------------- -----------------
Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------- ----------------- ----------------- -----------------
Maximum Sales Charge (Load) Imposed on Purchases              None              None              None
------------------------------------------------------- ----------------- ----------------- -----------------
Maximum Deferred Sales Charge (Load)                          None              None              None
------------------------------------------------------- ----------------- ----------------- -----------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividend                                                      None              None              None
------------------------------------------------------- ----------------- ----------------- -----------------
Redemption Fee                                                None              None              None
------------------------------------------------------- ----------------- ----------------- -----------------
Exchange Fee                                                  None              None              None
------------------------------------------------------- ----------------- ----------------- -----------------

------------------------------------------------------- ----------------- ----------------- -----------------
                                                       UMB Scout Money   UMB Scout Money      UMB Scout
                                                         Market Fund -     Market Fund -     Tax-Free Money
                                                            Federal       Prime Portfolio     Market Fund
                                                           Portfolio          (Service          (Service
                                                            (Service         Class)(4)         Class)(4)
                                                           Class)(4)
------------------------------------------------------- ----------------- ----------------- -----------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
------------------------------------------------------- ----------------- ----------------- -----------------
Investment Advisory Fees                                      .30%              .34%              .30%
------------------------------------------------------- ----------------- ----------------- -----------------
Distribution (12b-1) Fees                                     .50%              .50%              .50%
------------------------------------------------------- ----------------- ----------------- -----------------
Other Expenses                                                .20%              .16%              .23%
------------------------------------------------------- ----------------- ----------------- -----------------
Total Annual Fund Operating Expenses                         1.00%             1.00%             1.03%
------------------------------------------------------- ----------------- ----------------- -----------------

(4)  Each Fund began  offering  Service  Class  shares on June [ ],  2007.  Each
     Fund's  Annual Fund  operating  expenses  for its Service  Class shares are based on the expenses for each Fund's  Investor Class shares for the fiscal year ended June 30, 2006.  The  Distribution  (12b-1) Fees are based on the maximum fees allowed under the Service Class Rule 12b-1 plan

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples assume that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all your shares at the end of those  periods.  The  examples  also assume that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------- ------------ ------------ ------------ -----------
                                                             1 Year       3 Years      5 Years     10 Years
---------------------------------------------------------- ------------ ------------ ------------ -----------

UMB Scout Money Market Fund - Federal Portfolio.......        $[ ]         $[ ]         $[ ]         $[ ]
UMB Scout Money Market Fund - Prime Portfolio.........        $[ ]         $[ ]         $[ ]         $[ ]
UMB Scout Tax-Free Money Market Fund..................        $[ ]         $[ ]         $[ ]         $[ ]
---------------------------------------------------------- ------------ ------------ ------------ -----------

INVESTMENT ADVISOR AND PORTFOLIO MANAGER

INVESTMENT ADVISOR

Scout  Investment  Advisors,  Inc.  (the  "Advisor")  is each Fund's  Investment
Advisor. The Advisor is a wholly-owned  subsidiary of UMB Bank, n.a. ("UMB") and was formed as a federally  registered  investment advisory subsidiary of UMB for the  purpose of  managing  the UMB Scout  Funds.  The  Advisor  and UMB are each located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced  portfolio management and investment analysis and research staff. As of March 31,  2007,  assets  under the  management  of UMB and the Advisor  were approximately $[ ] billion.

James L. Moffett is the Chairman of the Advisor.  In this capacity,  he oversees the operation of the UMB Scout Funds.  Mr.  Moffett has been at UMB  (previously
Commercial  National  Bank)  since  1979 and has  over 35  years  of  investment management experience. William B. Greiner is the Chief Investment Officer of UMB
and the Advisor.  From September 2003 to June 2004, Mr. Greiner  managed private accounts.  Mr.  Greiner  was the Chief  Investment  Officer  at UMB from 1999 to
September 2003. Prior to that, he managed investments at Northern Trust Company,
Chicago,  Illinois.  Mr.  Greiner  has over 19 years  of  investment  management experience.

UMB Scout Funds, on behalf of the Funds, has entered into an Investment Advisory
Agreement with the Advisor.  Pursuant to the Investment Advisory Agreement,  the
Advisor  manages each Fund's  assets in  accordance  with the Fund's  investment objectives and policies.  The Advisor makes all  determinations  with respect to the purchase and sale of securities in the Fund's portfolio  including decisions on execution of the  transactions,  all subject to  supervision  of the Board of
Trustees.  As compensation,  the UMB Scout Money Market Fund - Federal Portfolio
and UMB Scout Tax-Free Money Market Fund each pay the Advisor an advisory fee at the  annual  rate of 30/100 of one  percent  (0.30%)  on its  average  daily net assets.  The UMB Scout Money Market Fund - Prime  Portfolio  pays the Advisor an advisory fee at the annual rate of 34/100 of one percent  (0.34%) on the average daily net assets. These advisory fees are paid monthly.

A  discussion  regarding  the basis for the Board's  approval of the  Investment
Advisory  Agreement  of the Funds will be available in the Funds' next Report to
Shareholders following the approval.

The Investment  Advisory Agreement limits the liability of the Advisor,  as well
as  its  officers  and  employees,   to  acts  or  omissions  involving  willful
misfeasance,  bad  faith,  gross  negligence  or  reckless  disregard  of  their obligations or duties.

PORTFOLIO MANAGER

Information  about the portfolio  managers of each Fund is provided  below.  The
Statement of Additional  Information  ("SAI")  provides  additional  information about each  portfolio  manager's  compensation,  other  accounts  managed by the portfolio manager,  and the portfolio  manager's  ownership of securities in the
Funds he or she manages.

J. Eric Kelley and Jeanne K. Giroux are co-portfolio  managers of the Funds. Mr.
Kelley has served as the lead  portfolio  manager for the Funds since July 2001.
Mr. Kelley  joined UMB in 1995 and has over 13 years of  investment  experience.
Mr. Kelley  received his  undergraduate  degree Cum Laude from the University of
Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Advisor since May 2001. Ms. Giroux is the  co-portfolio  manager of the Funds and has served as such since June 2006.  Ms.  Giroux  joined UMB in
2004,  and has more than 20 years  experience in the  investment  industry.  Ms.
Giroux  received  her  undergraduate  degree  from  Avila  University,  and is a
Certified Financial Planner.

BEFORE YOU INVEST

Prospectus.  This Prospectus  contains  important  information  about the Funds.
Please read it carefully before you decide to invest.

Distribution  and Shareholder  Servicing Fees  (Distribution  (12b-1) Fees). The
Service  Class  shares  of each  Fund  are  designed  for use by  banks or trust companies  (including  UMB  Bank,  n.a.  and its  affiliates)  in  "cash  sweep"
programs, where customers' excess cash is automatically invested in money market funds.  Each Fund's  Service  Class of shares is subject to a  Distribution  and
Shareholder  Servicing Plan,  sometimes known as a Rule 12b-1 plan,  under which the Service Class shares pay  distribution  and other fees of 0.50% per year for the sale of Service  Class  shares and for  services  provided to  shareholders.
Because  these  fees are paid out of each  Fund's  Service  Class  assets  on an ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Account  Registration.  Once you have decided  which Fund or Funds to invest in, you must select the  appropriate  form of account  registration.  There are many different types of mutual fund ownership. How you register your account with the
Funds can affect your legal  interests,  as well as the rights and  interests of your family and beneficiaries.  You should always consult with your legal and/or tax  advisor  to  determine  what form of account  registration  best meets your needs.

Available forms of registration include:

     o    Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

     o    Joint ownership.  Two or more individuals may open an account together as joint tenants with rights of survivorship,  tenants in common or as community property.

     o    Custodial  account.  You may open an  account  for a minor  under  the
          Uniform  Gift to Minors  Act/Uniform  Transfer  to Minors Act for your state of residence.

     o    Corporate/trust    ownership.    Corporations,    trusts,   charitable
          organizations and other businesses may open accounts.

     o    IRAs and other  tax-deferred  accounts.  The Funds  offer a variety of retirement  accounts  for  individuals.  Please  refer to  "Retirement
          Account  Options"  below for more  information  about  these  types of accounts.

Account  Minimums.  [There are no account minimums for the Service Class shares, as they are used exclusively for cash sweep services by banks, trust departments and broker-dealers for the benefit of their customers.]

Determining Your Share Price. The price at which you purchase or redeem (sell) a
Fund's  shares is called the Fund's net asset  value per share  ("NAV").  A Fund calculates  its NAV by taking the total  value of its  assets,  subtracting  its liabilities,  and  dividing  the  total by the  number of Fund  shares  that are outstanding.  Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock  Exchange  ("NYSE")  (usually 3:00
p.m.  Central  Time) on days when the Fund is open for  business.  The Funds are normally  open for  business on the same days that the NYSE is open for trading.
The NYSE is closed on weekends,  national  holidays and Good Friday. If the NYSE is closed  (other than for a weekend),  the UMB Scout  money  market  funds will remain open for business on each day that national  banks are generally open for business,  the U.S.  government  securities markets are open, and the investment adviser  determines  that there is sufficient  liquidity in those  markets.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent.  "Good order"
means that the account  application  has been properly  completed and signed and payment for the shares has been made  (instructions  for purchasing or redeeming shares can be found in the Buying  Shares and  Selling  Shares  sections  of the
Prospectus).  Additional  requirements  for  "good  order"  can be  found in the
"Customer   Identification   Program"   section  of  the   Prospectus.   Certain
intermediaries  that  have  made  satisfactory   contractual   arrangements  are
authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases,  when the  intermediaries  have  received your order (and payment if necessary)  prior to the close of trading on the NYSE,  we process  the order at
the  NAV  per  share  next  calculated   after  receipt  of  the  order  by  the
intermediary.  The Funds reserve the right to cease, or to advance the time for, accepting  purchase,  redemption or exchange orders to be calculated at the same day's NAV when the NYSE  closes  early as a result of  unusual  weather or other conditions.

Short-term  instruments maturing within 60 days may be valued at amortized cost.
The UMB Scout  Tax-Free  Money Market Fund and the  Portfolios  of the UMB Scout
Money Market Fund value assets on the basis of amortized cost.

A Fund will also value a security  at fair value when  significant  events  that materially  affect the security's  price occur after the last  available  market price and before the Fund calculates its NAV.

BUYING SHARES

Service  Class shares are made  available to investors in  connection  with cash sweep  arrangements  offered by banks, trust departments and  broker-dealers.  A bank, trust  department or  broker-dealer  may contact UMB Scout Funds at [ ] to make arrangements to purchase Service Class shares in connection with their cash sweep arrangement.

If a  purchase  request  is  received  by the  Funds'  Transfer  Agent  or other authorized  agent before close of trading on the NYSE (usually 3:00 p.m. Central
Time) on a day when  the  Funds  are open  for  business,  the  request  will be executed at that day's NAV,  provided that the  application is in good order. If the  request is received  after the close of  trading,  it will be priced at the next  business  day's NAV.  Shares  purchased  by wire will receive the NAV next determined  after the Transfer  Agent  receives the wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase  transactions  at any time,  without prior notice.

Customer Identification Program

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record  information  that identifies each person who opens an account.  When you open an  account,  we will  ask for your  name,  your  date of birth  (for a natural person),  your residential  address or principal place of business,  (as the case may be), and mailing  address,  if different,  as well as your Taxpayer
Identification  Number (or Social Security  Number).  Additional  information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny  applications or redeem your account if the application is not in good order or they are unable to verify your identity.

Additional Purchase Information

     o    The Funds no longer issue certificates for shares.

     o    For each cash sweep investor  holding  shares  directly in an account, the Fund must  receive  and must be  provided  with a Social  Security
          Number or Taxpayer  Identification  Number and certification  that the number is correct,  as well as a certification  that the investor is a
          United States person  (including a U.S.  resident  alien) and that the investor is not subject to backup withholding before an account can be established.  If these certifications are not provided, the Funds will be  required  to  withhold  and  remit  to  the  IRS a  percentage  of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations.  The Funds must also withhold if the IRS instructs them to do so.

     o    The Funds are only  offered to residents  of the United  States.  This
          Prospectus  should not be considered a solicitation to buy or an offer to sell  shares  of the  Funds in any  jurisdiction  where it would be unlawful to do so under the securities laws of that jurisdiction.

     o    Once an order is placed,  it can not be  cancelled  or revoked it. The
          Funds may reject a purchase order for any reason.

Transactions  Through UMB Bank, n.a. and Other Institutions.  You should contact the bank or financial  services  company that set up your cash sweep vehicle for additional  information  and  instructions.  Please  note  that  your  financial services  company may charge  transaction  and other fees and may set  different minimum  investments  or  limitations  on buying and  selling  shares than those described in the Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Funds offer.

The Advisor,  from its own  resources,  may make  payments to financial  service agents as  compensation  for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection  with such  platforms  and  programs.  This includes fees paid to UMB
Scout Brokerage Services,  Inc. and UMB Bank, n.a. on UMB Scout Fund shares held in customer accounts for services rendered.

SELLING SHARES

Since Investor Class shares are purchased and sold (redeemed) through cash sweep programs,  investors  must  redeem  or  exchange  them in  accordance  with  the instructions governing that account. You should direct questions regarding these types of  redemptions or exchanges to your account  representative.  Please note that when shares are purchased  through UMB Bank,  n.a. or another bank, you may be charged a fee by that  institution for providing  services in connection with your account.

Redemption  requests  received  in "good  order"  before  the  close of the NYSE
(usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that all required  documentation  is included.  Attempts to redeem from unsettled  purchases  or  uncollected  funds  will not be  processed  until  the purchase is completed.

Please note that the Funds may require  additional  documents for redemptions by
corporations,   executors,   administrators,   trustees,   guardians   or  other
fiduciaries.  If you  have any  questions  about  how to  redeem  shares,  or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

Additional Redemption Provisions

     o    Once we  receive an order to redeem  shares,  it may not be revokes or cancelled.  We  cannot  accept  an order to redeem  that  specifies  a particular date, price or any other special conditions.

     o    If a  redemption  request  exceeds the amount  that in the  investor's account,  the entire account will be redeemed.  Any Fund services that have been selected,  such as systematic  withdrawal plans or automatic investment plans, will be cancelled.

     o    For  any  request  that  redemption  proceeds  be sent  via  overnight delivery, we will deduct $15 from your account to cover the associated costs.

     o    The Funds  reserve the right to suspend the  redemption of Fund shares when the securities markets are closed,  trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not  reasonably  practicable,  a Fund cannot  fairly  determine the value of its net  assets or the  Securities  and  Exchange  Commission permits the suspension of the right of redemption or the  postponement of the date of payment of a redemption.

     o    Under certain  circumstances,  a Fund may pay a redemption  "in kind."
          This means that the Fund may pay you in  portfolio  securities  rather than cash. If this occurs,  you may incur  transaction  costs when you sell the securities you receive.

Medallion Signature Guarantees

The Funds will require the Medallion  signature  guarantee of each account owner in the following situations:

     o    to change ownership on your account;

     o    to send redemption  proceeds to a different  address than is currently on the account;

     o    to have the proceeds paid to someone other than the account's owner;

     o    to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

     o    to add check-writing privileges;

     o    to add telephone privileges;

     o    to change the name on your account due to marriage or divorce;

     o    to transfer  your UMB Scout  Funds IRA to another  fund family (on the
          IRA transfer form);

     o    if a change of address request has been received by the Transfer Agent within the last 60 days; or

     o    if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Funds  require  Medallion  signature  guarantees to protect both you and the
Funds from  possible  fraudulent  requests  to redeem  shares.  You can obtain a
Medallion signature guarantee from most broker-dealers, national or state banks,
credit  unions,   federal  savings  and  loan  associations  or  other  eligible institutions.  A  notary  public  is  not  an  acceptable  signature  guarantor.
Medallion signature guarantee requirements also apply to certain transactions on
accounts  involving  executors,   administrators,   trustees  or  guardians.  To
determine  if  a  Medallion  signature   guarantee  is  required,   please  call
1-800-996-2862.

EXCHANGING SHARES

Fund to Fund  Exchange.  You may exchange  your Service Class shares for Service
Class shares of any other UMB Scout Fund. In the event a UMB Scout Fund does not have Service  Class  shares,  you may exchange your Service Class shares for the class of shares  offered  by the UMB Scout  Fund.  If the UMB Scout Fund you are
exchanging into has a policy prohibiting  frequent trading and redemptions,  you will be subject to that policy when holding  shares of that fund.  Exchanges may be made in writing,  online,  or by calling the Transfer Agent at 1-800-996-2862 between  7:00 a.m.  and 7:00 p.m.  Central  Time.  The  minimum  amount  you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

     o    Each account must be registered identically.

     o    You must meet the Fund's initial and subsequent  investment  minimums;
          the shares of the  account  you are  exchanging  in/out of must have a value of at least $2,500 when initiating an automatic exchange.

     o    You may only exchange  into Funds that are legally  available for sale in your state.

     o    You may open a new account or purchase additional shares by exchanging shares from an existing Fund account.  New accounts opened by exchange will  have the  same  registration  as the  existing  account  and are subject to the minimum initial investment requirements.

Additional documentation and a Medallion signature guarantee may be required for exchange  requests  from  accounts  registered  in the  name  of a  corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m.
Central  Time) it will be  processed  at that  day's NAV.  Please  note that the exchange of shares  results in the sale of one Fund's shares and the purchase of another Fund's shares.  As a result,  an exchange could result in a gain or loss and a taxable  event for you.  The Funds may change or  temporarily  suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize  automatic monthly exchanges ranging from $100 to $50,000 from one UMB Scout Funds account to another  identically  registered  UMB Scout Funds account.  The exchange will take place on the 5th, 10th,  15th, 20th, or 25th of the month,  as selected by you.  Exchanges  will continue  until all shares have been  exchanged or until you  terminate  the service.  You must own shares in an open  account  valued  at  $2,500  or more  when  you  first  authorize  monthly exchanges.  To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name  Changes.  If your name has changed  due to marriage or divorce,  send us a letter  of  instruction  signed  with  both  your old and new  names.  Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address  Changes.  The  easiest  way to notify  us is to return  the stub from a recent confirmation or statement.  You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account  Ownership.  Send us a letter including your account number, number of shares or dollar  amount  that are being  transferred  along  with the name,  date of birth,  address and Social  Security Number of the person to whom the  shares  are being  transferred.  The  letter  must be signed by all  living registered  owners.  You  will  also  need  to  include  a  Medallion  signature guarantee.  Corporations,  businesses and trusts may have to provide  additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional  documents are required.

SPECIAL FEATURES AND SERVICES

AUTOMATED TELEPHONE SERVICE

The  Funds  offer  24-hour,  seven  days a  week  access  to  Fund  and  account information  via a toll-free  line. The system  provides  total  returns,  share prices and price changes for the Funds,  gives you account  balances and history
(e.g.,  last  transaction,  portfolio  manager  perspective  and latest dividend distribution)  and  allows  you to  transact  on your  account.  To  access  the automated system, please call 1-800-996-2862.

WEB SITE

You can obtain the most  current  Prospectus  and  shareholder  reports  for the
Funds, as well as current performance  information,  applications and other Fund information by visiting the Funds' web site at umbscoutfunds.com.

You should be aware that the Internet is an unsecured,  unstable and unregulated environment.  Your  ability  to use the  Funds'  web  site for  transactions  is dependent upon the Internet and equipment,  software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers  have  established  certain  security  procedures,  the  Funds,  their
Distributor and their Transfer Agent cannot assure you that  inquiries,  account information  or trading  activity will be completely  secure.  There may also be delays,  malfunctions  or other  inconveniences  generally  associated with this medium.  There may also be times  when the Funds'  web site is  unavailable  for transactions or other purposes.  Should this occur,  you should consider buying, selling  or  exchanging  shares by another  method.  Neither  the  Funds,  their
Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.
In addition,  neither the Funds,  their Transfer  Agent or  Distributor  will be liable for any loss,  liability,  cost or  expense  for  following  instructions
communicated   through  the  Internet,   including  fraudulent  or  unauthorized
instructions.

OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

Confirmations.  Direct  shareholders  receive a confirmation each time they buy, sell or exchange Fund shares.  Automatic  investment plan  participants  receive quarterly confirmations of all automatic transactions.

Quarterly  and  Annual  Statements.  Direct  shareholders  receive  a  quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding  calendar quarter.  The December  statement  includes a listing of all transactions for the entire year.

Direct  shareholders  should review their statement and notify us immediately if there are any  discrepancies in the  information.  You must contact the Funds in writing  regarding any errors or  discrepancies on your statement within 90 days of the date of the  statement  confirming a  transaction.  The Funds reserve the right to deny your  ability  to refute a  transaction  if you fail to notify the
Funds within such 90 day time period.

Semiannual and Annual  Reports.  The Funds send Semiannual and Annual Reports to their direct  shareholders.  These reports provide financial  information on the investment and provide a "snapshot" of the Funds' portfolio  holdings at the end of their  semiannual  and fiscal year periods.  Additionally,  the Annual Report discusses the factors that materially  affected the Funds' performance for their most recently  completed fiscal year,  including  relevant market conditions and the investment strategies and techniques that were used.

Prospectus.  Each year,  the Funds will send all record  shareholders  a current
Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year record  shareholders will receive a Form 1099-DIV,  showing the source of  distributions  for the preceding  year, and a Form 1099-B showing shares sold during the year.

Form 5498. If a record  shareholder  contributed to an IRA during the year, they will receive a Form 5498 verifying their contribution.

Direct shareholders may elect to receive confirmations, statements and/or Annual and  Semiannual  reports via email by completing and submitting the consent form on the Funds' web site.

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of
Prospectuses,  Annual and Semiannual  Reports to shareholders.  When two or more
Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semiannual Report to that address rather than mailing separate  documents  to each  shareholder.  You can elect to receive  individual copies of these regulatory mailings at any time by calling  1-800-996-2862.  The
Funds will begin  sending you  individual  copies of these  regulatory  mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other  financial  services agents or sub-agents to accept  purchase,  redemption and exchange orders on the Funds'
behalf.  In these cases, a Fund will be deemed to have received an order when an authorized  financial  services agent or sub-agent  accepts the order,  and your order will be priced at the Fund's NAV next  computed  after it is  received  in good order by the financial  services agent or sub-agent.  The Funds have agreed to allow some service  providers to enter purchase orders for their customers by telephone,  with payment to follow.  Designated  financial  services  agents and sub-agents are contractually  obligated and responsible for transmitting  orders that are  accepted  by them prior to the close of  trading on the NYSE  (usually
3:00 p.m.  Central  Time) and payment for the purchase of shares to the Transfer
Agent  within the time period  agreed upon by them.  If payment is not  received within the time specified,  your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute  virtually all of its net investment  income and net realized  capital gains at least once a year.  The Funds will  automatically reinvest  your  dividends  and capital gains  distributions  in additional  Fund shares  unless you elect to have them paid to you in cash or directed  toward an investment  in another UMB Scout Fund.  If you elect to have your  distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net  investment  income  represents the income a Fund earns from dividends and interest received on its investments,  after payment of the Fund's expenses.  A capital  gain arises  from the  increase in the value of a security that a Fund  holds.  A Fund's  gain is  "unrealized"  until it sells a portfolio security.  Each  realized  capital  gain  is  either  short-term  or  long-term, depending  on whether  the Fund held the  security  for one year or less or more than one year.

The UMB Scout  Tax-Free  Money  Market  Fund,  the UMB Scout Money Market Fund -
Federal Portfolio and UMB Scout Money Market Fund - Prime Portfolio will declare a dividend every business day, equal to substantially all of their undistributed net  investment  income  which is pro-rated  daily among the shares  eligible to receive it. Daily  dividends  are  accumulated  and paid  monthly.  These Funds'
policies  relating to  maturities  make it unlikely  that they will have capital gains or losses.

TAXES

If you are a taxable investor,  Fund  distributions are taxable to you at either ordinary  income or capital  gains tax rates.  This is true whether you reinvest your  distributions  in  additional  Fund shares or receive them in cash.  Every
January, you will receive a statement that shows the tax status of distributions you received for the previous year.  Distributions declared in December but paid in January are taxable as if they were paid in December.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates,  provided certain holding period  requirements are met.

When you redeem your shares of a Fund,  you may realize a capital  gain or loss.
For tax purposes,  an exchange of your Fund shares for shares of a different UMB
Scout Fund is the same as a redemption. The individual tax rate on any gain from the  redemption  or exchange of your Fund shares  depends on your  marginal  tax bracket  and on how long the shares  have been held.  However,  because  the UMB
Scout Money Market Fund - Federal Portfolio, UMB Scout Money Market Fund - Prime
Portfolio  and the UMB Scout  Tax-Free  Money  Market  Fund expect to maintain a
$1.00 NAV per share,  investors  in these Funds should not have any gain or loss on the redemption of such shares.

Many states grant  tax-free  status to dividends  paid from  interest  earned on
direct  obligations  of  the  United  States  government,   subject  to  certain
restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally  will be  subject to state and local  income  tax.  Non-United  States investors  may be subject to United States  withholding  and estate tax, and are subject to special United States tax certification requirements.

If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.
A Fund also must withhold if the IRS instructs it to do so.

Additional   Information  About  the  UMB  Scout  Tax-Free  Money  Market  Fund.
Distributions  from the UMB  Scout  Tax-Free  Money  Market  Fund  will  consist primarily  of  exempt-interest  dividends  from  interest  earned  on  municipal securities. In general, exempt-interest dividends are exempt from federal income tax. However, the Fund may invest a portion of its assets in securities that pay income that is not tax-exempt.  Fund  distributions from such income are taxable to you as ordinary dividends.

Exempt-interest  dividends  paid by the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's  Social
Security or railroad retirement  benefits.  The Fund may invest a portion of its assets in  private  activity  bonds.  The  income  from  these  bonds  will be a preference item when determining an investor's Alternative Minimum Tax.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or of its  political  subdivisions,  generally  will be exempt from that state's  personal  income taxes.  Most states,  however,  do not grant  tax-free treatment to interest on investments in municipal securities of other states.

This tax information provides only a general overview.  It does not apply if you invest in a Fund through a tax-deferred  retirement  account such as an IRA. You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in a Fund.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
     Money Market Fund - Federal Portfolio (UMFXX)
     Money Market Fund - Prime Portfolio (UMPXX)
     Tax-Free Money Market Fund (UMTXX)

INVESTMENT ADVISOR
     Scout Investment Advisors, Inc.
     Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     BKD, LLP
     Houston, Texas

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     Philadelphia, Pennsylvania

CUSTODIAN
     UMB Bank, n.a.
     Kansas City, Missouri

DISTRIBUTOR
     UMB Distribution Services, LLC
     Milwaukee, Wisconsin

TRANSFER AGENT
     UMB Fund Services, Inc.
     Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional  Information ("SAI") contains additional information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds'  Annual  and  Semiannual  Reports  to  shareholders   contain  additional
information about the Funds' investments.  In the Funds' Annual Report, you will find a  discussion  of the market  conditions  and  investment  strategies  that significantly affected each Fund's performance during its last fiscal year.

You may  obtain a free  copy of  these  documents  by  contacting  the  Funds by telephone,  mail or e-mail as provided on this page.  The Funds also make copies
of  these   documents   available   free  of   charge   on  their  web  site  at
umbscoutfunds.com.You  also may call the  toll-free  number  provided to request other information about the Funds and to make shareholder inquiries.

Information  about the Funds  (including  the SAI) can be reviewed and copied at the Securities and Exchange  Commission's  Public  Reference Room in Washington,
DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds
are   available  in  the  EDGAR   database  on  the  SEC's   Internet   site  at
http://www.sec.gov.  Copies  of this  information  also  may be  obtained,  upon payment of a duplicating fee, by electronic request at  publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

SEC REGISTRATION NUMBER
811-09813 UMB Scout Funds

UMB SCOUT FUNDS

P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 800-996-2862

umbscoutfunds.com

"UMB,"  "Scout"  and the  Scout  design  are  registered  service  marks  of UMB
Financial Corporation.

SC-403-1006

                                     PART B

                                UMB SCOUT FUNDS

                              UMB Scout Stock Fund
                             UMB Scout Growth Fund
                             UMB Scout Mid Cap Fund
                            UMB Scout Small Cap Fund
                          UMB Scout International Fund
                              UMB Scout Bond Fund
                UMB Scout Money Market Fund - Federal Portfolio
                 UMB Scout Money Market Fund - Prime Portfolio
                      UMB Scout Tax-Free Money Market Fund

                      STATEMENT OF ADDITIONAL INFORMATION

                               October 31, 2006,
                           As amended June [ ], 2007

     This  Statement of  Additional  Information  (SAI) is not a Prospectus  but
     should be read in  conjunction  with the Funds'  current  Prospectus  dated
     October 31, 2006 and the UMB Scout Money  Market Fund - Federal  Portfolio,
     UMB Scout Money Market Fund - Prime  Portfolio and UMB Scout Tax-Free Money
     Market Fund (the "Money Market Funds") current Prospectus for Service Class
     Shares dated June [ ], 2007. To obtain a free copy of either  Prospectus or any Annual or  Semi-Annual  Report to  shareholders,  please call the Funds toll-free at 1-800-996-2862.

     The audited financial statements for the fiscal year ended June 30, 2006 of the UMB Scout  Funds are  incorporated  into this SAI by  reference  to the
     Annual  Report  of UMB Scout  Funds  (File No.  811-09813)  filed  with the
     Securities and Exchange Commission ("SEC") and consist of the following:

     1.   Schedule of Investments at June 30, 2006
     2.   Statements of Assets and Liabilities at June 30, 2006
     3.   Statements of Operations for the Year Ended June 30, 2006
     4.   Statements  of Changes in Net Assets for the Years Ended June 30, 2006
          and June 30, 2005
     5.   Financial Highlights
     6.   Notes to Financial Statements
     7.   Report of Independent Registered Public Accounting Firm for the Annual
          Report dated June 30, 2006

     Because the Service  Class Shares of the Money Market Funds are new and did
     not exist as of June 30, 2006, the Annual Report of UMB Scout Funds for the
     fiscal year ended June 30, 2006 does not contain any data for Service Class
     Shares of the Money Market Funds.

  "UMB" and "Scout" are registered service marks of UMB Financial Corporation.

                                TABLE OF CONTENTS

  The UMB Scout International Fund (formerly, known as the UMB Scout
  WorldWide Fund)...........................................................11
  The UMB Scout Bond Fund...................................................15
  The UMB Scout Money Market Fund - Federal Portfolio and The

                                  INTRODUCTION

The investment companies within UMB Scout Funds are series of UMB Scout Funds, a
Delaware  statutory trust (the "Trust").  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of
1940, as amended (the "1940 Act").  Each separate  series of the Trust (referred to as a "Fund" or,  collectively,  as the "Funds") operates as a separate mutual fund with  shares that are offered for  purchase  and  redemption  on an ongoing basis.  Each Fund's  investment  advisor is Scout Investment  Advisors,  Inc., a
Missouri corporation (the "Advisor"),  which is a wholly-owned subsidiary of UMB
Bank, n.a.

This  Statement of Additional  Information  (SAI)  supplements  the  information contained  in the combined  Prospectus  for Shares of the Funds and the combined
Prospectus for Service Class Shares of the Money Market Funds.  Each  Prospectus
outlines  the  investment   objectives,   principal  investment  strategies  and
principal  risks of the  Funds,  as well as  various  policies  relating  to the purchase and  redemption  of shares.  This SAI contains  additional  information about the operation of the Funds, including additional information about:

o    Investment Policies
o    Risk Factors
o    Investment Restrictions

                               INVESTMENT POLICIES

Ability to Change Investment Objectives and Policies

The Funds' investment objectives and policies,  except for the 80% policy of the
UMB Scout  Tax-Free Money Market Fund,  are matters of  non-fundamental  policy, which means that the Board of Trustees  can modify these  investment  objectives and policies  without  obtaining the approval of  shareholders.  By establishing investment  policies as  non-fundamental,  the Board has greater  flexibility to implement  investment  policy  changes that it deems to be advisable  and in the best  interests  of  shareholders.  If the Board  approves  a change in a Fund's investment  objective,  shareholders will be given notice of the change prior to its implementation.  Each Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

All of the Funds are classified under the 1940 Act as "diversified" funds. Under the 1940 Act, if a fund is classified as a diversified  fund, it generally means that the fund may not, with respect to 75% of its total assets, invest more than
5% of its total  assets in  securities  of any one  issuer  (except  obligations issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and securities issued by investment  companies) or purchase more than 10% of the voting  securities of any one issuer.  A Fund may not change its  classification from diversified to non-diversified  unless the change is approved by a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

The Funds intend to satisfy the portfolio diversification  requirements that are applicable to mutual funds under the Internal Revenue Code.

The UMB Scout Stock Fund

To seek its objective of long-term  growth of capital and income,  the UMB Scout
Stock Fund  normally  invests at least 80% of its net assets (plus the amount of any  borrowings for  investment  purposes) in common  stocks.  Any change in the
Fund's  policy of investing  80% of its net assets in common stocks may not take effect until  shareholders  have received  written notice of the change at least sixty (60) days before it occurs.

Common   Stocks.   Common  stocks  are  equity   securities   that  represent  a
proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's  business,  any income paid to stockholders, the value of the company's assets, and general market conditions. In addition to common stocks,  the Fund is authorized to invest,  to a more limited extent,  in preferred stocks,  high grade fixed income  securities,  and preferred stocks or fixed income securities that are convertible into common stocks.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial  paper of companies rated P-2 or higher by Moody's Investor
          Service,  Inc.  ("Moody's")  or A-2 or  higher  by  Standard  & Poor's
          Ratings Group ("S&P(R)"), or if not rated by either Moody's or S&P(R), a  company's  commercial  paper may be  purchased  by the Funds if the company has an outstanding bond issue rated Aa or higher by Moody's or
          AA or higher by S&P(R);

     (4)  short-term debt securities that are non-convertible,  have one year or less  remaining to maturity at the date of purchase,  and are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion  and which are  members  of the  Federal  Home Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the  Fund  with  the  concurrent  agreement  by the  seller  to  repurchase  the securities  at the Fund's  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Fund's period of  ownership.  The  result is a fixed  rate of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities  dealers  who meet the  qualifications  set from  time to time by the
Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing  dividends  to accrue even if not  declared by the board of directors.  There is,  however,  no assurance that dividends will be declared by the boards of directors of companies of the  preferred  stocks in which the Fund may invest.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures  are examples of debt  securities.  The Fund's  investments  in fixed income securities issued by corporations and other business  organizations  will be rated at the time of purchase within the top three classifications of Moody's
(Aaa, Aa, and A) or S&P(R)(AAA, AA and A).

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets in securities  that are  considered to be illiquid  (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days).  A security is  considered to be illiquid if it cannot be sold or disposed of in the ordinary  course of business  within seven days at approximately  the value at which the Fund has valued the security.  Examples of illiquid  securities  include  securities  that have a limited  trading  market, securities  that are sold in private  placements  without being  registered  for public sale under the Securities  Act of 1933, as amended (the "1933 Act"),  and are therefore  subject to restrictions on resale,  and other securities that are subject  to  restrictions  on  resale.  Certain  restricted  securities  such as commercial  paper  issued under  Section  4(2) of the 1933 Act and  domestically traded  securities that are not registered under the 1933 Act, but are regularly traded  among  qualified  institutional  buyers  because  they are  exempt  from registration  under 1933 Act Rule 144A, may be treated as liquid  securities for purposes of the 15%  limitation,  as long as the Advisor  determines,  under the supervision of the Board, that an adequate trading market exists.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940
Act.  Specifically,  the Fund may  invest  up to 5% of its  total  assets in the securities of any one investment  company (or series  thereof),  but may not own more than 3% of any investment  company (or series  thereof) or invest more than
10% of its total assets in the  securities  of other  investment  companies  (or series thereof).  The Fund may,  however,  invest in other investment  companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout Growth Fund (formerly, the UMB Scout Stock Select Fund)

To seek its objective of long-term growth of capital,  the UMB Scout Growth Fund normally  invests in a  diversified  portfolio  consisting  primarily  of common stocks.

Common   stocks.   Common  stocks  are  equity   securities   that  represent  a
proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's  business,  any income paid to stockholders, the value of the company's assets, and general market conditions. In addition to common stocks,  the Fund is authorized to invest,  to a more limited extent,  in preferred stocks,  high grade fixed income  securities,  and preferred stocks or fixed income securities that are convertible into common stocks.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's  commercial  paper  may be  purchased  by the  Funds  if the company has an outstanding bond issue rated Aa or higher by Moody's or
          AA or higher by S&P(R);

     (4)  short-term debt securities that are non-convertible,  have one year or less  remaining to maturity at the date of purchase,  and are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion  and which are  members  of the  Federal  Home Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the  Fund  with  the  concurrent  agreement  by the  seller  to  repurchase  the securities  at the Fund's  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Fund's period of  ownership.  The  result is a fixed  rate of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities  dealers  who meet the  qualifications  set from  time to time by the
Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing  dividends  to accrue even if not  declared by the board of directors.  There is,  however,  no assurance that dividends will be declared by the boards of directors of companies of the  preferred  stocks in which the Fund may invest.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures  are examples of debt  securities.  The Fund's  investments  in fixed income securities issued by corporations and other business  organizations  will be rated at the time of purchase within the top three classifications of Moody's
(Aaa, Aa, and A) or S&P(R)(AAA, AA and A).

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets  in  securities  that  are  considered  to be  illiquid.  A  security  is considered  to be illiquid  if it cannot be sold or disposed of in the  ordinary course of business  within  seven days at  approximately  the value at which the
Fund has valued the security. Examples of illiquid securities include securities that  have a  limited  trading  market,  securities  that  are  sold in  private placements  without being registered for public sale under the 1933 Act, and are therefore  subject to  restrictions  on resale,  and other  securities  that are subject  to  restrictions  on  resale.  Certain  restricted  securities  such as commercial  paper  issued under  Section  4(2) of the 1933 Act and  domestically traded  securities that are not registered under the 1933 Act, but are regularly traded  among  qualified  institutional  buyers  because  they are  exempt  from registration  under 1933 Act Rule 144A, may be treated as liquid  securities for purposes of the 15%  limitation,  as long as the Advisor  determines,  under the supervision of the Board, that an adequate trading market exists.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940
Act.  Specifically,  the Fund may  invest  up to 5% of its  total  assets in the securities of any one investment  company (or series  thereof),  but may not own more than 3% of any investment  company (or series  thereof) or invest more than
10% of its total assets in the  securities  of other  investment  companies  (or series thereof).  The Fund may,  however,  invest in other investment  companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout Mid Cap Fund

The Fund's investment objective is long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances,  at least 80% of its net assets (plus the amount of any  borrowing  for  investment  purposes) in mid cap equity  securities.  Any change in this 80% policy approved by the Board may not take effect until  shareholders  have received  written  notice of the change at least sixty (60) days before it occurs. Mid cap equity securities are securities issued  by  companies  that,  at the  time  of  the  investment,  have a  market capitalization  of  between  $1.5  billion  and $17  billion,  as defined by the
Advisor.  The Fund's benchmark is the Russell Midcap Index. As of June 30, 2006, the  Russell  Midcap  Index had a market  capitalization  range of between  $1.7 billion and $16.47 billion. The targeted market capitalization range of the Fund is designed to approximate the market capitalization range of the benchmark, not duplicate  it. The  definition  of a mid cap stock may change at any time,  with
Board  approval,  if the  Advisor  determines  the  current  mid cap range ($1.5 billion to $17 billion) becomes inappropriate for a mid cap equity fund.

The Fund will primarily  invest in U.S.  companies,  but may invest up to 20% of the Fund's assets in foreign companies,  ADRs (American depositary receipts) and
GDRs  (global  depositary  receipts).  The equity  securities  in which the Fund invests include common stocks, preferred stocks, and securities convertible into common stocks,  rights,  warrants,  and REITs (real estate  investment  trusts).
Common stocks and REITs are equity  securities  that  represent a  proportionate share of the ownership of a company.  Their value is based on the success of the company's business, any income paid to stockholders,  the value of the company's assets, and general market conditions.

Common   stocks.   Common  stocks  are  equity   securities   that  represent  a
proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's  business,  any income paid to stockholders, the value of the company's assets, and general market conditions.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's commercial paper may be purchased by the Fund if the company has an  outstanding  bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

     (4)  short-term debt securities that are non-convertible,  have one year or less  remaining to maturity at the date of purchase,  and are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion,  which  are  members  of  the  Federal  Home  Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the  Fund  with  the  concurrent  agreement  by the  seller  to  repurchase  the securities  at the Fund's  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Fund's period of  ownership.  The  result is a fixed  rate of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities  dealers  who meet the  qualifications  set from  time to time by the
Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights.  The Fund may purchase  warrants and similar rights,  which are privileges  issued by  corporations  enabling the owners to subscribe to and purchase a specified  number of shares of the  corporation at a specified  price during a specified  period of time.  The prices of  warrants do not  necessarily correlate  with the prices of the  underlying  shares.  The purchase of warrants involves  the risk that the Fund could lose the  purchase  value of a warrant if the  right to  subscribe  to  additional  shares is not  exercised  prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective  price paid for the  warrant  added to the  subscription  price of the related security may exceed the value of the subscribed  security's market price such as when  there is no  movement  in the  level of the  underlying  security.
Rights  represent a preemptive right to purchase  additional  shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets in securities  that are  considered to be illiquid  (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days).  A security is  considered to be illiquid if it cannot be sold or disposed of in the ordinary  course of business  within seven days at approximately  the value at which the Fund has valued the security.  Examples of illiquid  securities  include  securities  that have a limited  trading  market, securities  that are sold in private  placements  without being  registered  for public  sale under the 1933 Act and are  therefore  subject to  restrictions  on resale, and other securities that are subject to restrictions on resale. Certain restricted  securities such as commercial paper issued under Section 4(2) of the
1933 Act and  domestically  traded  securities that are not registered under the
1933 Act, but are regularly traded among qualified  institutional buyers because they are exempt from  registration  under 1933 Act Rule 144A,  may be treated as liquid  securities  for purposes of the 15%  limitation,  as long as the Advisor determines,  under the supervision of the Board, that an adequate trading market exists.

Exchange-Traded Funds (ETFs). To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An
ETF is a fund  that  holds a  portfolio  of common  stocks  whose  shares  trade throughout the day. ETFs are intended to provide investment results that, before expenses,  generally  correspond  to the  price  and  yield  performance  of the corresponding market index, and the value of the ETF shares should, under normal circumstances,  closely  track the  value of the  index's  underlying  component stocks. By investing in ETFs that track a particular index, the Fund can quickly employ  any new cash to obtain  exposure  to a broadly  diversified  index-based investment portfolio.

Examples  of ETFs in which the Fund may invest  include,  but are not limited to
"iShares  Russell  Midcap  Index  Fund," or other  similar  funds  from  various issuers.  An investment in iShares  Russell  Midcap Index is intended to provide investment results that, before expenses,  generally correspond to the price and yield performance of the Russell Midcap Index.  There are as many as 70 separate
iShares ETFs that track various domestic and international stock indices.

In connection  with its  investment  in ETFs,  the Fund will incur various costs that  shareholders will ultimately bear. The Fund may also realize capital gains when ETF  shares  are sold,  and the  purchase  and sale of the ETF  shares  may include a  brokerage  commission  that may result in costs to  shareholders.  In addition,  the Fund is subject to other fees as an investor  in ETFs  including,
but  not  limited  to  trustees'  fees,  operating  expenses,   licensing  fees,
registration  fees, and marketing  expenses,  each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an  underlying  portfolio  and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price  discrepancies  between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two.
Of course,  because of the forces of supply and demand and other market factors, there may be times when an ETF share  trades at a premium or discount to its net asset value.

The  Fund  only  invests  in  ETFs  that  are  federally  registered  investment companies,  so the Fund's  investments  in ETFs are  subject  to its  investment policies  limiting  the  percentage  that  it can  invest  in  other  investment companies.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment  companies,  including ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically,  the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof),  but may not own more than 3% of any investment company (or series thereof) or invest more  than  10% of its  total  assets  in the  securities  of  other  investment companies (or series thereof). The Fund may, however, invest in other investment companies  without  regard to  percentage  limits in  connection  with a merger, reorganization, consolidation or other similar transaction.

Real Estate  Investment  Trusts.  Real estate  investment  trusts ("REITs") pool investors'  funds for  investment  primarily in income  producing real estate or real estate  related loans or interests.  Generally,  REITs can be classified as equity REITs,  mortgage REITs or hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing  dividends  to accrue even if not  declared by the board of directors.  There is,  however,  no assurance that dividends will be declared by the boards of directors of companies of the  preferred  stocks in which the Fund may invest.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures are examples of debt securities.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout Small Cap Fund

The Fund's investment objective is long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances,  at least 80% of its net assets  (plus  the  amount  of any  borrowings  for  investment  purposes)  in a
diversified  portfolio  of  small  cap  equity  securities.   Small  cap  equity
securities  are those  securities  issued by companies  that, at the time of the investment,  have a market capitalization of $2.5 billion or less. Any change in this 80% policy  approved  by the Board may not take effect  until  shareholders have  received  written  notice of the change at least sixty (60) days before it occurs.

The Fund may  invest in  companies  either  located  in or having a  substantial portion of their business in the United States.  The equity  securities in which the Fund  invests  include  common  stocks,  preferred  stocks,  and  securities convertible  into common stocks,  rights and warrants.  Common stocks are equity securities that represent a  proportionate  share of the ownership of a company.
Their value is based on the success of the company's  business,  any income paid to  stockholders,  the  value  of  the  company's  assets,  and  general  market conditions.

The  Fund  also is  authorized  to  purchase  fixed  income  securities  such as corporate bonds, U.S.  government issues such as treasury bills,  treasury notes and treasury bonds, or short-term  money market  instruments  such as commercial paper,  bankers'  acceptances  and  certificates  of deposit.  The Fund may also invest,  to a limited  extent,  in shares of ETFs that are  intended  to provide investment results that, before expenses,  generally correspond to the price and yield performance of a particular market index.

Common   stocks.   Common  stocks  are  equity   securities   that  represent  a
proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's  business,  any income paid to stockholders, the value of the company's assets, and general market conditions.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's commercial paper may be purchased by the Fund if the company has an  outstanding  bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

     (4)  short-term debt securities that are non-convertible,  have one year or less  remaining to maturity at the date of purchase,  and are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion,  which  are  members  of  the  Federal  Home  Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the  Fund  with  the  concurrent  agreement  by the  seller  to  repurchase  the securities  at the Fund's  cost plus  interest  at an agreed rate upon demand or within a specified time, thereby  determining the yield during the Fund's period of  ownership.  The  result is a fixed  rate of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities  dealers  who meet the  qualifications  set from  time to time by the
Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights.  The Fund may purchase  warrants and similar rights,  which are privileges  issued by  corporations  enabling the owners to subscribe to and purchase a specified  number of shares of the  corporation at a specified  price during a specified  period of time.  The prices of  warrants do not  necessarily correlate  with the prices of the  underlying  shares.  The purchase of warrants involves  the risk that the Fund could lose the  purchase  value of a warrant if the  right to  subscribe  to  additional  shares is not  exercised  prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective  price paid for the  warrant  added to the  subscription  price of the related security may exceed the value of the subscribed  security's market price such as when  there is no  movement  in the  level of the  underlying  security.
Rights  represent a preemptive right to purchase  additional  shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets in securities  that are  considered to be illiquid  (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days).  A security is  considered to be illiquid if it cannot be sold or disposed of in the ordinary  course of business  within seven days at approximately  the value at which the Fund has valued the security.  Examples of illiquid  securities  include  securities  that have a limited  trading  market, securities  that are sold in private  placements  without being  registered  for public  sale under the 1933 Act and are  therefore  subject to  restrictions  on resale, and other securities that are subject to restrictions on resale. Certain restricted  securities such as commercial paper issued under Section 4(2) of the
1933 Act and  domestically  traded  securities that are not registered under the
1933 Act, but are regularly traded among qualified  institutional buyers because they are exempt from  registration  under 1933 Act Rule 144A,  may be treated as liquid  securities  for purposes of the 15%  limitation,  as long as the Advisor determines,  under the supervision of the Board, that an adequate trading market exists.

Exchange-Traded Funds (ETFs). To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An
ETF is a fund  that  holds a  portfolio  of common  stocks  whose  shares  trade throughout the day. ETFs are intended to provide investment results that, before expenses,  generally  correspond  to the  price  and  yield  performance  of the corresponding market index, and the value of the ETF shares should, under normal circumstances,  closely  track the  value of the  index's  underlying  component stocks. By investing in ETFs that track a particular index, the Fund can quickly employ  any new cash to obtain  exposure  to a broadly  diversified  index-based investment portfolio.

Examples  of ETFs in which the Fund may invest  include,  but are not limited to
"Nasdaq-100  Shares",  "QQQs"  (sometimes  called "Cubes,"  "Qubes" or "Qs") and
"iShares" (such as the "iShares Russell  2000(R)Growth").  Cubes are intended to provide  investment results that, before expenses,  generally  correspond to the price and yield performance of the Nasdaq-100 Index(R). An investment in iShares
Russell  2000(R)Growth is intended to provide  investment  results that,  before expenses, generally correspond to the price and yield performance of the Russell
2000(R)Growth  index.  There are as many as 70 separate  iShares ETFs that track various domestic and international stock indices.

In connection  with its  investment  in ETFs,  the Fund will incur various costs that  shareholders will ultimately bear. The Fund may also realize capital gains when ETF  shares  are sold,  and the  purchase  and sale of the ETF  shares  may include a  brokerage  commission  that may result in costs to  shareholders.  In addition,  the Fund is subject to other fees as an investor  in ETFs  including,
but  not  limited  to  trustees'  fees,  operating  expenses,   licensing  fees,
registration  fees, and marketing  expenses,  each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an  underlying  portfolio  and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price  discrepancies  between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two.
Of course,  because of the forces of supply and demand and other market factors, there may be times when an ETF share  trades at a premium or discount to its net asset value.

The  Fund  only  invests  in  ETFs  that  are  federally  registered  investment companies,  so the Fund's  investments  in ETFs are  subject  to its  investment policies  limiting  the  percentage  that  it can  invest  in  other  investment companies.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment  companies,  including ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically,  the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof),  but may not own more than 3% of any investment company (or series thereof) or invest more  than  10% of its  total  assets  in the  securities  of  other  investment companies (or series thereof). The Fund may, however, invest in other investment companies  without  regard to  percentage  limits in  connection  with a merger, reorganization, consolidation or other similar transaction.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing  dividends  to accrue even if not  declared by the board of directors.  There is,  however,  no assurance that dividends will be declared by the boards of directors of companies of the  preferred  stocks in which the Fund may invest.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures are examples of debt securities.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout  International  Fund  (formerly,  known as the UMB Scout WorldWide
Fund)

To seek its  objective  of  long-term  growth of capital  and  income,  the Fund normally  invests  at  least  80% of its net  assets  (plus  the  amount  of any borrowings  for  investment  purposes)  in a  diversified  portfolio  of  equity securities  (for example,  common  stocks,  depository  receipts and  securities convertible into common stocks) of established  companies either located outside the U.S. or whose primary business is carried on outside the U.S.

Common stocks are equity securities that represent a proportionate  share of the ownership  of a company.  Their value is based on the  success of the  company's business,  any income paid to stockholders,  the value of the company's  assets, and  general  market  conditions.  The  Fund  may  invest  directly  in  foreign
securities  or  purchase  American  Depository   Receipts  ("ADR's"),   European
Depository  Receipts   ("EDR's"),   Global  Depository  Receipts  ("GDR's")  and
International  Depository Receipts ("IDR's"), in bearer form, which are designed for use in European and other securities markets.  ADRs, EDRs, GDRs and IDRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying securities issued by a foreign corporation.

The Fund  diversifies  its investments  among various  countries and a number of different  industries.  Generally,  the Fund does not intend to invest more than
25% of its net assets in any one particular  country or in securities  issued by any single foreign government,  its agencies or instrumentalities,  and the Fund normally invests its assets in at least three foreign  countries.  However,  the
Fund may, at times,  temporarily  invest a substantial  portion of its assets in one or more of such countries if economic and business  conditions  warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing  countries.  A  developing  country is generally  considered  to be a country that is in the initial stages of its industrialization  cycle with a low per capita gross national  product.  Compared to investment in the United States and other developed countries,  investing in the equity and fixed income markets of developing  countries involves exposure to relatively  unstable  governments, economic  structures  that are  generally  less  mature  and based on only a few industries  and  securities  markets  which trade a small number of  securities.
Prices on securities  exchanges in developing  countries  generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange. Generally, the  volume of trading in an  unlisted  common  stock is less than the volume of trading in a listed  stock.  This means that the degree of market  liquidity  of some stocks in which the Fund invests may be relatively  limited.  When the Fund disposes  of such a stock it may have to offer  the  shares at a  discount  from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, the Fund is authorized to invest, to a limited extent,  in fixed-income  securities of worldwide  companies as described above.
While most foreign  securities are not subject to standard credit  ratings,  the
Advisor intends to select  "investment  grade" issues of foreign debt securities which are  comparable  to a Baa or higher  rating by  Moody's or a BBB or higher
rating  by  S&P(R)at  the  time  of  initial  investment,   based  on  available
information,  and taking into account  liquidity and quality issues.  Securities rated BBB or Baa are considered to have  speculative  characteristics.  The Fund does not  intend to hold  more  than 5% of its  portfolio  in  securities  whose ratings  have  dropped  below  investment  grade.  The Advisor  will review such securities  and  determine  appropriate  action  to take  with  respect  to such securities.

In order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency value  fluctuations,  the Fund may purchase foreign  currencies  and/or engage in forward  foreign  currency  transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Depository Receipts.  The Fund may purchase depository  receipts,  which include
ADRs,  EDRs,  GDRs and IDRs,  whether  they are  "sponsored"  or  "unsponsored."
"Sponsored"  depository  receipts  are  issued  jointly  by  the  issuer  of the underlying security and a depository,  whereas "unsponsored" depository receipts are  issued  without  participation  of the  issuer of the  deposited  security.
Holders of unsponsored  depository receipts generally bear all the costs of such facilities and the depository of an unsponsored  facility frequently is under no obligation to distribute shareholder  communications received from the issuer of the deposited  security or to pass through  voting rights to the holders of such receipts  in  respect of the  deposited  securities.  Therefore,  there may be a reduced correlation  between  information  concerning the issuer of the security and the market value of an unsponsored  depository receipt.  Depository receipts may result in a  withholding  tax by the foreign  country of source,  which will have the effect of reducing the income distributable to shareholders.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other  conditions  by investing up to 100% of its assets in cash or in those types of money market  investments for temporary,  defensive  purposes.
During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt  obligations,  government  securities  or other  high-quality  money market investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's commercial paper may be purchased by the Fund if the company has an  outstanding  bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

     (4)  short-term debt securities that are non-convertible,  have one year or less remaining to maturity at the date of purchase and are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion,  which  are  members  of  the  Federal  Home  Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent  agreement by the seller to repurchase the securities at the  Fund's  cost plus  interest  at an agreed  rate upon  demand or within a specified  time,  thereby  determining  the yield  during the  Fund's  period of ownership.  The  result  is  a  fixed  rate  of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by the Fund. The Fund is specifically  authorized to enter into repurchase  agreements,  notwithstanding the fundamental  investment restriction that prohibits the Fund from making loans.  The Fund will enter into  repurchase agreements  only with U.S.  banks having assets in excess of $1 billion that are
members  of  the  Federal  Deposit  Insurance  Corporation,   and  with  certain
securities  dealers  who meet the  qualifications  set from  time to time by the
Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract  agreed  upon by the parties,  at a price set at the time of the  contract.  These  contracts  may be bought or sold to protect  the Fund,  to some  degree,  against a possible  loss resulting from an adverse change in the relationship  between foreign currencies and the  U.S.  dollar.  This  method  of  protecting  the  value  of the  Fund's investment  securities  against a decline  in the value of a  currency  does not
eliminate   fluctuations  in  the  underlying  prices  of  the  securities.   It
establishes  a rate of exchange  that one can  achieve at some  future  point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign currency  transactions will be limited to
hedging   involving  either  specific   transactions  or  portfolio   positions.
Transaction  hedging is the purchase or sale of forward  foreign  currency  with respect to specific  receivables  or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities,  the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.
Position  hedging  is the sale of  forward  foreign  currency  with  respect  to portfolio security positions denominated or quoted in such foreign currency. The
Fund will not speculate in foreign forward  exchanges.  Moreover,  it may not be possible  for the Fund to  hedge  against  a  devaluation  that is so  generally anticipated  that the Fund is not able to  contract  to sell the  currency  at a price above its anticipated devaluation level.

Preferred  Stocks.  Preferred  stocks  also are  equity  securities.  Generally, preferred stock receives  dividends prior to  distributions  on common stock and usually  has a priority  of claim over  common  stockholders  if the  company is liquidated.  Unlike common stock,  preferred  stock does not usually have voting rights;  however, in some instances,  preferred stock is convertible into common stock. In order to be payable,  dividends on preferred stock must be declared by the company's board of directors.  Dividends on the typical  preferred stock are cumulative,  causing  dividends  to accrue even if not  declared by the board of directors.  There is,  however,  no assurance that dividends will be declared by the boards of directors of companies of the  preferred  stocks in which the Fund may invest.

Convertible  Securities.  Convertible  securities  entitle the holder to receive interest paid or accrued on debt or the dividend  paid on preferred  stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion,  convertible securities have characteristics  similar to ordinary debt  securities  in that they  normally  provide a stable stream of income with generally  higher  yields  than  those of  common  stock of the same or  similar issuers.  Convertible  securities rank senior to common stock in a corporation's capital  structure  and  therefore  generally  entail  less risk and may be less volatile than the corporation's common stock,  although the extent to which such risk is  reduced  depends  in  large  measure  upon  the  degree  to  which  the convertible  security  sells  above its  value as a  fixed-income  security.  In selecting  convertible  securities,  the  Advisor  will  consider,  among  other factors: the creditworthiness of the issuers of the securities;  the interest or
dividend  income  generated  by  the  securities;   the  potential  for  capital
appreciation of the securities and the underlying  common stocks;  the prices of the  securities  relative to other  comparable  securities and to the underlying common  stocks;  whether the  securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers;  and whether the securities are rated by a rating agency and, if so, the ratings  assigned.  The convertible  securities in which the Fund may invest are  rated,  at the time of  purchase,  at least  "A" or better  by  Moody's  or
S&P(R)or  determined to be of comparable  quality by the Advisor if the security in unrated.

Illiquid  and  Restricted  Securities.  The Fund may invest up to 15% of its net assets in securities  that are  considered to be illiquid  (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days).  A security is  considered to be illiquid if it cannot be sold or disposed of in the ordinary  course of business  within seven days at approximately  the value at which the Fund has valued the security.  Examples of illiquid  securities  include  securities  that have a limited  trading  market, securities  that are sold in private  placements  without being  registered  for public  sale under the 1933 Act and are  therefore  subject to  restrictions  on resale, and other securities that are subject to restrictions on resale. Certain restricted  securities such as commercial paper issued under Section 4(2) of the
1933 Act and  domestically  traded  securities that are not registered under the
1933 Act, but are regularly traded among qualified  institutional buyers because they are exempt from  registration  under 1933 Act Rule 144A,  may be treated as liquid  securities  for purposes of the 15%  limitation,  as long as the Advisor determines,  under the supervision of the Board, that an adequate trading market exists.

Other Investment  Companies.  The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940
Act.  Specifically,  the Fund may  invest  up to 5% of its  total  assets in the securities of any one investment  company (or series  thereof),  but may not own more than 3% of any investment  company (or series  thereof) or invest more than
10% of its total assets in the  securities  of other  investment  companies  (or series thereof).  The Fund may,  however,  invest in other investment  companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Fixed  Income  Securities.  Fixed  income  or  debt  securities  are  issued  by governments, government agencies, corporations and other business organizations, and the  securities  represent  the  obligation of the issuer to repay a loan of money to it,  and  generally  pay  interest  to the  holder.  Bonds,  notes  and debentures are examples of debt  securities.  While most foreign  securities are
not  subject  to  standard  credit  ratings,   the  Advisor  intends  to  select
"investment  grade" issues of foreign debt securities  which are comparable to a
Baa or higher  rating by Moody's or a BBB or higher  rating by S&P(R)at the time of initial investment,  based on available information,  and taking into account liquidity and quality issues. Securities rated Baa or BBB are considered to have speculative characteristics.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout Bond Fund

The Fund will normally seek to achieve its objective of maximum  current  income consistent with quality and maturity  standards by investing at least 80% of its net assets  (plus the amount of any  borrowings  for  investment  purposes) in a diversified portfolio of fixed income obligations. Any change in this 80% policy approved  by the Board may not take  effect  until  shareholders  have  received written notice of the change at least sixty (60) days before it occurs. The Fund generally invests in bonds such as: (1) direct or guaranteed  obligations of the
U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following U.S. Government Securities:

     (1)  Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury; and

     (2)  Obligations of U.S.  government agencies and  instrumentalities  which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government  National Mortgage  Association  ("Ginnie
          Mae"),  the   Export-Import   Bank,  or  the  Student  Loan  Marketing
          Association; or which are secured by the right of the issuer to borrow from the Treasury,  such as securities issued by the Federal Financing
          Bank or the U.S. Postal Service, or are supported by the credit of the government  agency or  instrumentality  itself,  such as securities of
          Federal  Home Loan Banks,  Federal Farm Credit  Banks,  or the Federal
          National Mortgage Association ("Fannie Mae").

The Fund's  investments in securities  issued by  corporations or other business organizations  will be  rated,  at the time of  purchase,  within  the top three classifications of Moody's (Aaa, Aa, A) or S&P(R)(AAA, AA, A). The Fund will use obligations  secured by specific  assets of the issuing  corporation  as well as unsecured debentures that represent claims on the general credit of the issuer.

The Fund may invest in commercial paper,  including  variable rate master demand notes,  of companies  whose  commercial  paper is rated P-1 by Moody's or A-1 by
S&P(R). If not rated by either Moody's or S&P(R), a company's  commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company  has an  outstanding  bond issue  rated Aa or higher by Moody's or AA or higher by S&P(R).

Variable  rate master  demand notes  represent a borrowing  arrangement  under a letter of  agreement  between a  commercial  paper  issuer and an  institutional lender.  Applicable  interest  rates are  determined  on a formula basis and are adjusted  on a monthly,  quarterly,  or other term as set out in the  agreement.
They vary as to the right of the lender to demand  payment.  It is not generally contemplated  that such  instruments  will be traded,  and there is no secondary market for these  notes,  although  they are  redeemable  (and thus  immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's  investment in variable rate master demand notes, the
Advisor will monitor on an ongoing basis the earning power,  cash flow and other liquidity ratios of the issuer,  and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances,  and other commercial  bank  short-term  obligations  issued  domestically by United States banks having  assets of at least $1 billion and which are members of the Federal
Deposit Insurance Corporation,  or such securities that may be issued by holding companies of such banks.

The Fund may also  invest in  issues of the  United  States  Treasury  or United
States government  agencies subject to repurchase  agreements  entered into with the  seller  of the  issues.  The Fund may not  invest  more than 10% of its net assets in repurchase agreements maturing in more than seven days.

Mortgage-Backed  Securities.  The Fund may purchase  residential  and commercial mortgage-backed  securities.  "Mortgage-backed  securities"  are securities that represent  directly  or  indirectly  a  participation  in, or are secured by and payable from, mortgage loans secured by real property. The Fund will only invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies  or  instrumentalities,  or in  privately  issued  mortgaged-backed  or asset-backed  securities  rated in the top two  categories  (i.e.,  AAA/AA) by a nationally  recognized  rating  agency.  In addition to credit and market  risk, mortgage-backed securities involve prepayment risk because the underlying assets
(loans) may be prepaid at any time.

The value of these securities may also be changed because of actual or perceived changes in the  creditworthiness  of the originator,  the servicing  agent,  the financial  institution  providing the credit support or the counter-party.  Like other  fixed-income  securities,  when  interest  rates  rise,  the  value  of a mortgage-backed  security will generally decline.  However,  when interest rates decline,  the value of a mortgage-backed  security with prepayment  features may not increase as much as that of other fixed-income securities.  These securities are also subject to the risk that,  as interest  rates rise,  borrowers are less likely to refinance their mortgages and other debts. As a result,  the principal on mortgage-backed securities may be paid later than expected, which could cause the value of the securities to go down.

The  primary  risk of any  mortgage-backed  security is the  uncertainty  of the timing  of cash  flows  from  the  assets  underlying  the  securities.  See the subheading "Risk Factors  Applicable to  Mortgage-Backed  Securities"  under the
"RISK  FACTORS"  section,  below,  for more  information  about  prepayment  and extension risks.

Currently, there are three basic types of mortgage-backed  securities: (i) those issued or guaranteed  by the United States  Government or one of its agencies or instrumentalities,  such as the Ginnie  Mae,  Fannie Mae and  Federal  Home Loan
Mortgage Corporation  ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are  collateralized  by  mortgage-backed  securities issued or guaranteed  by the United States  Government or one of its agencies or instrumentalities;  and (iii) those issued by private  issuers that represent an interest in or are  collateralized  by whole mortgage  loans or  mortgage-backed securities  without a  government  guarantee  but  usually  having  some form of private credit enhancement.

U.S.   Government   Mortgage-Backed   Securities.   The  Fund  may   invest   in
mortgage-backed  securities  issued or guaranteed by Ginnie Mae,  Fannie Mae and
Freddie Mac. Ginnie Mae  certificates  are backed by the "full faith and credit"
of the United States.  Fannie Mae and Freddie Mac certificates are not backed by the full  faith and  credit of the  United  States,  but the  issuing  agency or instrumentality  has the  right  to  borrow,  to meet its  obligations,  from an existing line of credit with the U.S.  Treasury.  The U.S. Treasury has no legal obligation  to provide  such line of credit and may choose not to do so. Each of
Ginnie Mae, Fannie Mae and Freddie Mac guarantee timely distribution of interest to  certificate  holders.  Ginnie  Mae and  Fannie  Mae  also  guarantee  timely distribution of scheduled principal payments.  Generally, Freddie Mac guarantees only the ultimate collection of principal of the underlying mortgage loans.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities.  The
Fund may also invest in collateralized  mortgage obligations ("CMOs").  CMOs are debt  obligations  collateralized  by mortgage  loans or  mortgage  pass-through securities.  Typically,  CMOs are  collateralized  by Ginnie Mae,  Fannie Mae or
Freddie  Mac  certificates,  but also may be  collateralized  by whole  loans or private mortgage pass-through securities (such collateral is referred to in this section as "Mortgage  Assets").  Multiclass  pass-through  securities are equity interests in a trust composed of Mortgage  Assets.  Payments of principal of and interest on the Mortgage Assets,  and any reinvestment  income thereon,  provide the funds to pay debt service on the CMOs or make scheduled distributions on the
multiclass  pass-through   securities.   CMOs  may  be  issued  by  agencies  or
instrumentalities  of the U. S.  Government,  or by private  originators  of, or investors in, mortgage loans, including savings and loan associations,  mortgage banks,  commercial banks,  investment banks and special purpose  subsidiaries of the  foregoing.  The Fund may invest in CMOs issued by private  entities only if the CMOs are rated at least  investment  grade (at least AA- by S&P(R)or  Aa3 by
Moody's) or, if unrated, are determined to be of comparable quality.

In a CMO, a series of bonds or certificates is issued in multiple classes.  Each class of CMOs,  often  referred to as a "tranche," is issued at a specific fixed or floating  coupon rate and has a stated maturity or final  distribution  date.
Interest is paid or accrues on all  classes of the CMOs on a monthly,  quarterly or semiannual basis.  Certain CMOs may have variable or floating interest rates.
The principal of and interest on the Mortgage  Assets may be allocated among the several classes of a CMO series in a number of different ways.

Generally,  the  purpose  of the  allocation  of the  cash  flow of a CMO to the various  classes  is to obtain a more  predictable  cash flow to the  individual tranches  than exists with the  underlying  collateral  of the CMO. As a general rule,  the more  predictable  the cash flow is on a CMO  tranche,  the lower the anticipated  yield will be on that  tranche at the time of issuance  relative to prevailing market yields on mortgage-backed  securities.  As part of the process of creating more  predictable  cash flows on most of the tranches in a series of
CMOs,  one or more  tranches  generally  must be created that absorb most of the volatility in the cash flows on the  underlying  mortgage  loans.  The yields on these tranches may be higher than  prevailing  market yields on  mortgage-backed securities with similar  maturities.  As a result of the uncertainty of the cash flows of these  tranches,  generally,  the  market  prices of and yield on these tranches are more volatile.

The Fund also may invest in  parallel  pay CMOs and Planned  Amortization  Class
CMOs ("PAC  Bonds").  Parallel pay CMOs are  structured  to provide  payments of principal  on each  payment  date to more  than one  class.  These  simultaneous payments are taken into account in calculating the stated maturity date or final distribution  date of each class,  which, as with other CMO structures,  must be retired  by its  stated  maturity  date or  final  distribution  date but may be retired earlier.  Generally, PAC Bonds require payments of a specified amount of principal on each payment date.  PAC Bonds always are parallel pay CMOs with the required  principal payment on such securities having the highest priority after interest has been paid to all classes.

The Fund may not invest in "stripped"  mortgage-backed securities (interest-only securities or principal-only  securities) or in mortgage-backed securities known as "inverse floaters."

     Adjustable  Rate  Mortgages.  The Fund may also invest in  adjustable  rate
mortgage  securities  ("ARMs"),   which  are  pass-through  mortgage  securities
collateralized by mortgages with adjustable rather than fixed rates.  ARMs, like fixed rate mortgages,  have a specified  maturity date, and the principal amount of the  mortgage  is repaid  over the life of the  mortgage.  Unlike  fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified,  published  interest rate "index" such as a Treasury rate index.  The new rate is determined by adding a specific  interest  amount,  the "margin," to the interest rate of the index.  Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular  adjustments in the coupons of the underlying  mortgages,  resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities.  ARM securities are a less effective  means of locking in long-term  rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

     Private Mortgage  Pass-Through  Securities.  Private mortgage  pass-through securities  are structured  similarly to the Ginnie Mae,  Fannie Mae and Freddie
Mac  mortgage  pass-through  securities  and are  issued by  originators  of and investors in mortgage loans, including depository institutions,  mortgage banks, investment  banks and special purpose  subsidiaries  of the foregoing.  Usually, these  securities are backed by a pool of conventional  fixed rate or adjustable rate mortgage  loans.  Since private  mortgage  pass-through  securities are not guaranteed typically by an entity having the credit status of Ginnie Mae, Fannie
Mae and Freddie Mac, these securities are structured  generally with one or more types of  credit  enhancement  to make them more  secure,  which may be  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a  combination  of those  approaches.  The Fund may invest in private mortgage pass-through  securities only if they are rated AA/Aa  (S&P(R)/Moody's)
or above.

Money Market  Investments.  The Fund intends to hold some cash,  short-term debt
obligations,   government  securities  or  other  high-quality  investments  for reserves to cover  redemptions  and  unanticipated  expenses.  There may also be times when the Fund attempts to respond to adverse market,  economic,  political or other  conditions  by  investing up to 100% of its assets in cash or in those types of money market  investments  for temporary,  defensive  purposes.  During those times,  the Fund will not be able to pursue its investment  objective and, instead, will focus on preserving your investment.  The types of short-term debt
obligations,   government   securities  or  other   high-quality   money  market
investments readily changeable into cash in which the Fund may invest are:

     (1)  direct  obligations of the U.S.  Government  such as bills,  notes and other debt securities issued by the U.S. Treasury;

     (2)  certificates of deposit,  bankers'  acceptances  and other  short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are  members of the  Federal  Deposit
          Insurance Corporation or holding companies of such banks;

     (3)  commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by  S&P(R),  or if not rated by either  Moody's  or  S&P(R),  a company's commercial paper may be purchased by the Fund if the company has an  outstanding  bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

     (4)  short-term debt securities  which are  non-convertible  and which have one year or less  remaining  to maturity  at the date of purchase  and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

     (5)  negotiable   certificates   of  deposit  and  other   short-term  debt
          obligations of savings and loan associations having assets of at least
          $1  billion  and which are  members  of the  Federal  Home Loan  Banks
          Association  and  insured by the Federal  Savings  and Loan  Insurance
          Corporation; and

     (6)  issues  of the U.S.  Treasury  or U.S.  government  agencies  that are subject to repurchase agreements.

Securities  Lending.  In order to generate  additional income, the Fund may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Fund will receive  collateral equal to at least
100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets  (including the loan collateral).  Any cash collateral  received by the Fund in connection with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The UMB Scout  Money  Market  Fund - Federal  Portfolio  and The UMB Scout Money
Market Fund - Prime Portfolio

The UMB Scout  Money  Market  Fund - Federal  Portfolio  and the UMB Scout Money
Market Fund - Prime  Portfolio  each  invest in high  quality  short-term  money market  instruments for the purpose of maximizing  income consistent with safety of principal and liquidity.  Money market instruments are generally described as short-term debt  obligations  issued by governments,  corporations and financial institutions.  Usually maturities are one year or less. The yield from this type of instrument is very  sensitive to short-term  lending  conditions.  Thus,  the income of money  market  funds  will  follow  closely  the  trend of  short-term interest  rates,  rising when those rates increase and declining when they fall.
Each Fund also seeks to maintain a constant price of $1.00 per share.

Because of the short  maturities,  fluctuation  in the principal  value of money market-type  securities  resulting  from changes in  short-term  interest  rates normally will not be sufficient to change the net asset value (price) per share.
Although each Fund's  shareholders  can  anticipate  that this  principal  value stability  will be  reflected  in the price of the Fund's  shares,  it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, each Fund will price its shares according to a procedure  known as amortized cost, and will maintain 100% of its assets in securities  with  remaining  maturities  of 397  days or  less,  and  limit  its investments to those  instruments  which the Trustees  determine present minimal credit risks, and which are eligible  investments under the rule. Each Fund will maintain a weighted average maturity of 90 days or less.

The UMB Scout Tax-Free Money Market Fund

The UMB Scout  Tax-Free Money Market Fund invests at least 80% of its net assets
(plus the amount of any borrowings for investment  purposes) in securities which are exempt from federal income tax. This 80% policy is fundamental,  which means that it cannot be  changed  by the Board  without  first  obtaining  shareholder approval.

During periods of normal market  conditions,  the Fund will invest  primarily in short-term municipal securities.  As to the portion of the Fund that is invested in securities with income that is exempt from federal tax (normally at least 80%
of net assets), the Fund will ensure that such securities do not pay income that will be considered a preference for purposes of the federal  alternative minimum tax. The Fund reserves the right to deviate  temporarily from this policy during extraordinary circumstances when, in the opinion of the Advisor, it is advisable to do so in the best interest of  shareholders,  such as when market  conditions dictate a defensive posture in taxable obligations.

Municipal  securities  include bonds and other debt obligations  issued by or on behalf of states,  territories  and  possessions of the United States of America and the District of Columbia  including  their  political  subdivisions or their duly constituted  authorities,  agencies and instrumentalities,  the interest on which is exempt from federal income tax.

The UMB Scout  Tax-Free  Money Market Fund may invest in industrial  development bonds,  the interest from which is exempt from federal income tax. Under certain
circumstances,   "substantial  users"  of  the  facilities  financed  with  such obligations,  or persons related to "substantial  users," may be required to pay federal  income tax on this  otherwise  exempted  interest.  Such persons should consult the  Internal  Revenue  Code and their  financial  advisor to  determine whether or not this Fund is an appropriate investment for them.

Municipal  notes  include  tax,  revenue  and bond  anticipation  notes of short maturity,  generally  less than one year,  which are issued to obtain  temporary
funds  for  various  public  purposes.   Also  included  in  this  category  are
Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local  housing  agency but  secured by the full faith and credit of the
United States.

Prices of and yields on  municipal  securities  depend on a variety of  factors, such as  changes in  interest  rates,  the size of a  particular  offering,  the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available.  Market values of municipal securities will vary according to the relation of their yields available. Consequently, the income of UMB Scout
Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term  municipal  obligations and notes are limited to those obligations which at the time of purchase:  (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's;  or (3) if the obligations or notes are not rated,  of comparable  quality as determined by
the  Board  of  Trustees.   Short-term  discount  notes  are  limited  to  those
obligations  rated A-1 by S&P(R),  or Prime-1 by Moody's or their equivalents as determined by the Board of Trustees.  If the  short-term  discount notes are not rated,  they  must be of  comparable  quality  as  determined  by the  Board  of
Trustees.

While the Fund  normally  maintains  at least 80% of its net assets in municipal securities,  it may  invest  any  remaining  balance  in  taxable  money  market instruments on a temporary  basis, if the Advisor  believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S.  Government,  its  agencies or  instrumentalities;  certificates  of deposit;  bankers'  acceptances and other  short-term debt obligations of United
States banks with total assets of $1 billion or more; and commercial paper rated
A-2 or better by  S&P(R)or  Prime-2 or better by Moody's,  or certain  rights to acquire these  securities.  The Fund reserves the right to hold cash reserves as the Advisor  deems  necessary  for  defensive or emergency  purposes.  It is the policy  of the  Fund  not to  invest  more  than  25% of its  assets  in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating  organizations used by the Fund cease to exist or change their systems,  the Fund will attempt to use other comparable ratings as standards for its  investments  in municipal  securities  in  accordance  with its  investment policies.

To achieve its  objectives  the Fund may engage in trading  activity in order to take advantage of opportunities to enhance yield,  protect  principal or improve liquidity.  This trading  activity should not increase the Fund's expenses since there are normally no brokers'  commissions paid by the Fund for the purchase or sale of money market  instruments.  However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

The UMB  Scout  Tax-Free  Money  Market  Fund may  invest  in issues of the U.S.
Treasury or U.S.  Government  agencies subject to repurchase  agreements entered into with the seller of the issue.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares  according to a procedure  known as amortized cost, and will maintain 100% of its assets in securities  with  remaining  maturities  of 397  days or  less,  and  limit  its investments to those  instruments  which the Trustees  determine present minimal credit risks, and which are eligible  investments  under the rule. The Fund will maintain a weighted average maturity of 90 days or less.

                                  RISK FACTORS

The following risk factors are in addition to the risk factors  included in each
Prospectus.

Risk Factors Applicable to Foreign Investments. From time to time, the UMB Scout
International Fund and UMB Scout Mid Cap Fund may invest in companies located in foreign  countries.  As non-U.S.  companies are not generally subject to uniform accounting,  auditing and financial reporting standards and practices comparable to those applicable to U.S.  companies,  similar  information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less  liquid  and  more  volatile  than  securities  of  comparable  U.S.
companies.  In addition, in certain foreign countries,  there is the possibility of expropriation or confiscatory  taxation,  political or social  instability or diplomatic developments that could affect U.S. investments in those countries.

The UMB  Scout  International  Fund  also may  invest in  companies  located  in emerging  markets.  The  risks  of  foreign  investing  may  be  heightened  for investments  in emerging  markets.  Security  prices in emerging  markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular,  countries  with  emerging  markets  may  have  relatively  unstable
governments,   may  present  the  risks  of   nationalization   of   businesses,
restrictions  on foreign  ownership  and  prohibitions  on the  repatriation  of assets,  and may have less  protection  of property  rights than more  developed countries. The economies of countries with emerging markets may be based on only a few industries,  may be highly  vulnerable to changes in local or global trade conditions,  and may suffer from extreme and volatile  debt burdens or inflation rates.  Local securities  markets may trade a small number of securities and may be unable to respond  effectively  to increases in trading  volume,  potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the UMB Scout  International  Fund and UMB Scout Mid Cap Fund
are exposed,  as a result of investing in companies  located  outside the United
States also include: currency risks such as fluctuations in the value of foreign currencies  and the  performance  of  foreign  currencies  relative  to the U.S.
dollar;  exchange  control  regulations;  and costs incurred in connection  with
conversions   between  various  currencies  (fees  may  also  be  incurred  when converting  foreign  investments  to U.S.  dollars).  As a result,  the relative strength of the U.S. dollar may be an important factor in the performance of the
Fund.

Risk  Factors  Applicable  to  Repurchase  Agreements.  The  use  of  repurchase agreements  involves certain risks. For example,  if the seller of the agreement defaults on its  obligation to repurchase  the  underlying  securities at a time when the value of these  securities  has declined,  a Fund may incur a loss upon disposition  of them.  If the  seller of the  agreement  becomes  insolvent  and subject to liquidation  or  reorganization  under the  Bankruptcy  Code or other laws,  disposition  of the underlying  securities  may be delayed  pending court proceedings.  Finally, it is possible that a Fund may not be able to perfect its interest in the underlying  securities.  While the Funds'  Advisor  acknowledges these  risks,  it is  expected  that they can be  controlled  through  stringent security selection criteria and careful monitoring procedures.

Risk Factors  Applicable  to Money Market  Instruments.  The yield and principal
value  of  money  market   instruments  are  sensitive  to  short-term   lending
conditions,  and it is possible that an issuer may default.  The UMB Scout Money
Market  Fund -  Federal  Portfolio,  the UMB  Scout  Money  Market  Fund - Prime
Portfolio  and the UMB Scout  Tax-Free  Money  Market Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities  considered  to be high  quality  and by  maintaining  short  average maturities.

Risk Factors Applicable to Illiquid and Restricted Securities.  Because illiquid and restricted  securities may be difficult to sell at an acceptable price, they may be  subject to greater  volatility  and may result in a loss to a Fund.  The practice of  investing  in Rule 144A  Securities  could  increase the level of a
Fund's illiquidity during any period that qualified  institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment  Companies.  To the extent consistent with its investment objective and policies, each Fund may invest in securities issued by  other  investment  companies.  Investments  by a Fund  in  other  investment companies  will be subject to the  percentage  limitations of the 1940 Act. As a shareholder of another  investment  company, a Fund would be subject to the same risks as any other  investor  in that  company.  In  addition,  it would  bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by a Fund.

Risk Factors Applicable to Securities  Lending.  In order to generate additional income,  certain  Funds  may lend  securities  on a  short-term  basis to banks, broker-dealers or other qualified institutions. In exchange, a Fund will receive collateral  equal  to at  least  100% of the  value  of the  securities  loaned.
Securities lending may represent no more than one third of the value of a Fund's total assets (including the loan collateral).  Any cash collateral received by a
Fund  in  connection  with  these  loans  may be  invested  in  U.S.  government securities  and other liquid  high-grade  debt  obligations.  The main risk when lending  portfolio  securities  is that the borrower  might become  insolvent or refuse to honor its obligation to return the  securities.  In this event, a Fund could  experience  delays in recovering  its  securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

Risk  Factors   Applicable  to   Mortgage-Backed   Securities.   Mortgage-backed
securities have certain characteristics that are different from traditional debt securities. As a result of the risks associated with these securities,  the Fund could  realize a loss by investing in them,  regardless of their rating or their credit enhancement features.

Among the major differences between  mortgage-backed  securities and traditional debt securities are that on mortgage-backed  securities,  interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets may be prepaid generally at any time, usually without penalty.  Generally,  changes in the rate of prepayments will affect the yield to maturity of the security. Moreover, when the holder of the security  attempts to reinvest  prepayments  of principal  and interest, it may receive a rate of interest higher or lower than the rate on the mortgage-backed  securities  originally held. To the extent that mortgage-backed securities  are  purchased at a premium,  mortgage  foreclosures  and  principal prepayments  may result in a loss to the  extent of the  premium  paid.  If such securities are bought at a discount,  both  scheduled  payments of principal and unscheduled  prepayments  will  increase  current  and  total  returns  and will accelerate the recognition of income that when distributed to shareholders, will be taxable as ordinary income.

Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates.  In addition,  although the value of fixed-income  securities  generally increases during periods of falling interest  rates and decreases  during  periods of rising  interest  rates,  as a result  of  prepayments  and other  factors,  this is not  always  the case with respect to mortgage-backed securities.

Although  the  extent of  prepayments  on a pool of  mortgage  loans  depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage  loans  will  increase  during a period of falling  interest  rates and decrease during a period of rising interest rates. Accordingly,  during a period of declining  rates, the Fund is likely to have greater amounts to reinvest as a result of  prepayments  and is likely to have to reinvest those amounts at lower interest  rates  than  during a period  of  rising  interest  rates.  Generally, mortgage-backed  securities  decrease  in  value  as a result  of  increases  in interest  rates and may benefit  less than other  fixed-income  securities  from declining interest rates because of the risk of prepayment.

The UMB Scout Bond Fund may invest in mortgage  derivative  securities,  such as
CMOs,  the average life of which is determined  using  mathematical  models that incorporate  prepayment  assumptions  and other factors  involving  estimates of future  economic and market  conditions.  These  estimates  may vary from actual future results,  particularly  during periods of extreme market  volatility.  In addition, under certain market conditions, the average weighted life of mortgage derivative  securities may not reflect the price  volatility of such  securities accurately.  For  example,  in periods of supply  and demand  imbalances  in the market for such  securities  and/or in periods of sharp interest rate movements, the prices of mortgage  derivative  securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The UMB Scout Bond Fund's  investments in mortgage  derivative  securities  also subject the Fund to extension risk.  "Extension  risk" is the  possibility  that rising  interest rates may cause  prepayments to occur at a slower than expected rate. This particular risk effectively may change a security that was considered short or  intermediate-term  at the time of purchase into a long-term  security.
Generally,  long-term securities fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In  addition,  CMOs and  other  mortgage-backed  securities  issued  by  private entities  are not  U.S.  government  securities  and are not  guaranteed  by any government agency, although the pool of securities underlying a privately issued mortgage-backed  security  may be  subject  to a  guarantee.  Therefore,  if the collateral  securing a privately  issued  mortgage-backed  security  held by the
Fund,  in  addition  to  any  third  party  credit  support  or  guarantees,  is insufficient to make payment, the Fund could sustain a loss on its investment in that security.  However, as stated above, the Fund will invest in CMOs and other mortgage-backed  securities  issued by private  entities  only if they are rated
AA-/Aa3 (S&P(R)/Moody's) or above.

Risk Factors Applicable to REITs.
REITs may be affected by changes in the value of their underlying properties and by  defaults by  borrowers  or  tenants.  Mortgage  REITs may be affected by the quality of the credit extended.  Some REITs may have limited diversification and may be  subject  to  risks  inherent  in  investments  in a  limited  number  of properties, in a narrow geographic area, or in a single property type. The value of securities  issued by REITs are affected by tax and  regulatory  requirements and by perceptions of management skill. They also are subject to heavy cash flow
dependency,   defaults  by  borrowers  or  tenants,   self-liquidation  and  the
possibility of failing to qualify for tax-free status under the Internal Revenue
Code or to maintain exemption from the 1940 Act.

                             INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions,  some of which are fundamental investment  restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940
Act, a "majority of the outstanding  voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding  voting securities of the Fund; or (ii)
67% or more of the voting  securities  of the Fund present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by proxy,  whichever is less.  In cases where the current  legal or regulatory  limitations  are  explained  in the  investment  restrictions,  such explanations are not part of the fundamental  investment  restriction and may be modified  without  shareholder  approval  to  reflect  changes  in the legal and regulatory requirements.

Each Fund will not, as a matter of fundamental policy:

(1)  borrow money or issue senior  securities,  except as the 1940 Act, any rule thereunder,  or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current  regulatory limits relating to senior  securities and borrowing  activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory  changes.  A Fund may borrow up to 5% of its total  assets  for  temporary  purposes  and may also  borrow  from  banks, provided that if borrowings  exceed 5%, a Fund must have assets totaling at least 300% of the  borrowing  when the amount of the  borrowing is added to the Fund's other assets. The effect of this provision is to allow a Fund to borrow from banks  amounts up to  one-third  (33 1/3%) of its total  assets
     (including those assets represented by the borrowing).

(2)  underwrite the  securities of other issuers,  except that a Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)  purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from  investing in issuers which  invest,  deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)  make loans,  provided  that this  restriction  does not prevent a Fund from purchasing  debt  obligations,  entering into  repurchase  agreements,  and loaning  its  assets  to  broker/dealers  or  institutional  investors  and investing in loans, including assignments and participation interests.

(5)  make investments that will result in the concentration (as that term may be defined  in the 1940  Act,  any rules or  orders  thereunder,  or SEC staff interpretation thereof) of its total assets in securities of issuers in any one  industry  (other  than  securities  issued or  guaranteed  by the U.S.
     government  or any of its agencies or  instrumentalities  or  securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder  approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments,  a Fund may not invest 25% or more of its total assets in  securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any  of  its  agencies  or  instrumentalities  or  securities  of  other investment companies).

(6)  purchase or sell  commodities as defined in the Commodity  Exchange Act, as amended,  and the rules and  regulations  thereunder,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this  restriction  does not prevent the Fund from engaging in  transactions involving  futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)  change  its  classification  under  the  1940  Act  from  "diversified"  to
     "non-diversified."  The following sentence describes the current regulatory definition  of  "diversified"  for  purposes  of  the  1940  Act,  and  the information in the sentence may be changed without shareholder  approval to reflect legal or regulatory  changes.  A diversified  Fund is one that does not: (1) as to 75% of its total assets,  purchase the securities of any one issuer  (other than  securities  issued or  guaranteed by the United States
     Government  or any of its agencies or  instrumentalities  or  securities of other investment  companies),  if immediately after and as a result of such purchase  (a) the value of the  holdings of the Fund in the  securities  of such issuer exceeds 5% of the value of the Fund's total assets,  or (b) the
     Fund owns more than 10% of the outstanding voting securities,  or any other class of securities, of such issuer.

As indicated above, as a matter of fundamental policy, each Fund is permitted to borrow money or issue senior securities,  to the extent permitted under the 1940
Act.  At the  present  time,  no Fund  intends to borrow  money or issue  senior securities in excess of 5% of its net assets,  however,  if borrowings do exceed
5%,  the  Fund  will  not  purchase  additional   investment   securities  until
outstanding  borrowings represent less than 5% of the Fund's assets. As a matter of non-fundamental  policy, in order to limit risks associated with leverage, no
Fund will purchase  portfolio  securities if the Fund's  borrowings exceed 5% of its net assets.

The following are  "non-fundamental"  restrictions for the UMB Scout Stock Fund, the UMB Scout  International  Fund and the UMB  Scout  Bond  Fund,  which may be changed by the Board of Trustees of the Trust without shareholder approval. Each
Fund will not:

(1)  invest in companies for the purpose of exercising control of management;

(2)  purchase securities on margin, or sell securities short;

(3)  purchase shares of other investment  companies except in the open market at
     ordinary   broker's   commission  or  pursuant  to  a  plan  of  merger  or
     consolidation;

(4)  invest in the  aggregate  more than 5% of the value of its gross  assets in the securities of issuers (other than federal, state, territorial, or local governments,  or corporations,  or authorities established thereby), which, including  predecessors,  have not had at  least  three  years'  continuous operations;

(5)  enter into dealings with its officers or directors,  its investment advisor or  underwriter,  or their officers or directors,  or any  organization  in which such persons have a financial interest,  except for transactions in a
     Fund's own shares or other securities through brokerage practices which are considered normal and generally  accepted under the circumstances  existing at the time;

(6)  purchase or retain  securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners,  officers, or
     directors   beneficially  own  more  than  1/2  of  1%  of  said  company's securities,  if all  such  persons  owning  more  than  1/2  of 1% of  said company's  securities own in the aggregate more than 5% of the  outstanding securities of such company;

(7)  make itself or its assets liable for the indebtedness of others;

(8)  invest in securities which are assessable or involve  unlimited  liability;
     or

(9)  invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

The following  are  "non-fundamental"  restrictions  for the UMB Scout Small Cap
Fund,  which  may be  changed  by the  Board  of  Trustees  without  shareholder approval. The Fund will not:

(1)  invest in companies for the purpose of exercising control of management;

(2)  purchase shares of other investment  companies except in the open market at
     ordinary   broker's   commission  or  pursuant  to  a  plan  of  merger  or
     consolidation;

(3)  enter into dealings with its officers or directors,  its investment advisor or  underwriter,  or their officers or directors,  or any  organization  in which such persons have a financial  interest,  except for  transactions in the Fund's own shares or other securities through brokerage practices which are  considered  normal  and  generally  accepted  under the  circumstances existing at the time;

(4)  purchase or retain  securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners,  officers, or
     directors   beneficially  own  more  than  1/2  of  1%  of  said  company's securities,  if all  such  persons  owning  more  than  1/2  of 1% of  said company's  securities own in the aggregate more than 5% of the  outstanding securities of such company;

(5)  invest in securities which are assessable or involve unlimited liability;

(6)  invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(7)  purchase securities on margin, or sell securities short; or

(8)  make itself or its assets liable for the indebtedness of others.

The following are "non-fundamental"  restrictions for the UMB Scout Money Market
Fund - Federal  Portfolio and the UMB Scout Money Market Fund - Prime Portfolio,
which can be changed by the Board of Trustees without shareholder approval.  The
Funds may not:

(1)  invest in equity securities or securities convertible into equities;

(2)  purchase securities on margin or sell short;

(3)  purchase  or retain  securities  of an issuer if those  trustees of a Fund, each  of  whom  owns  more  than  one-half  of one  percent  (.5%)  of such securities,  together own more than five percent (5%) of the  securities of such issuer;

(4)  write,  or invest in, put,  call,  straddle or spread  options or invest in interests in oil, gas or other mineral exploration or development programs;

(5)  invest in companies for the purpose of exercising control;

(6)  invest in securities of other investment  companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(7)  invest more than 5% of the value of either  Fund's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years' continuous operation,  including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States  Government or its agencies or  instrumentalities.  There is no limitation with respect to investments  in  U.S.  Treasury  bills,  or  other  obligations  issued  or guaranteed by the federal government, its agencies and instrumentalities.

The  following are  "non-fundamental"  restrictions  for the UMB Scout  Tax-Free
Money  Market  Fund,  which  can be  changed  by the Board of  Trustees  without shareholder approval. The Fund may not:

(1)  invest in equity securities or securities convertible into equities;

(2)  purchase more than ten percent  (10%) of the  outstanding  publicly  issued debt obligations of any issuer;

(3)  purchase securities on margin or sell short;

(4)  purchase or retain  securities of an issuer if those  trustees of the Fund, each  of  whom  owns  more  than  one-half  of one  percent  (.5%)  of such securities,  together own more than five percent (5%) of the  securities of such issuer;

(5)  invest in put, call, straddle or spread options;

(6)  purchase securities of any issuer (except the United States Government, its agencies and  instrumentalities,  and any municipal bond  guaranteed by the
     United States Government) if, as a result, more than 5% of the total assets would be invested in the  securities  of such issuer;  for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and  revenues  committed  to meeting  interest  and principal  payments  of  each  security,  and  a  government  entity  which guarantees  the securities  issued by another entity is also  considered an issuer of that security;

(7)  invest in companies for the purpose of exercising control;

(8)  invest in securities of other investment  companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(9)  invest  more  than 5% of the  value  of its  total  assets  at the  time of investment in the securities of any issuer or issuers which have records of less than three years' continuous operation, including the operation of any predecessor,  but this  limitation  does not apply to securities  issued or guaranteed as to interest and principal by the United States  Government or its agencies or instrumentalities.

The following are "non-fundamental"  restrictions for the UMB Scout Growth Fund, which can be changed by the Board of Trustees without shareholder approval.  The
Fund may not:

(1)  operate as a fund of funds that  invests  primarily  in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940
     Act, if its own shares are utilized as investments by such a fund of funds.
     The Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end or unregistered  investment companies,  either within the  percentage  limits  set  forth  in the  1940  Act,  any  rule or order thereunder,  or SEC staff  interpretation  thereof,  or  without  regard to
     percentage   limits   in   connection   with  a   merger,   reorganization,
     consolidation  or  other  similar  transaction.  Under  current  legal  and regulatory  requirements,  the Fund may invest up to 5% of its total assets in the securities of any one investment company,  but may not own more than
     3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; or

(2)  invest more than 15% of its net assets in  securities  which it cannot sell or dispose  of in the  ordinary  course of  business  within  seven days at approximately the value at which the Fund has valued the investment.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell  securities for a Fund are made by the Funds' Advisor.
Officers  of  the  Advisor  are  generally   responsible  for   implementing  or
supervising  these decisions,  including  allocation of portfolio  brokerage and principal  business and the  negotiation of commissions  and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities,  will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor does not intend to solicit  competitive bids on each transaction.

There is no pre-existing  commitment to place orders with any broker,  dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities,  information in regard to the availability of securities,  trading patterns,  statistical or factual  information,  opinions  pertaining to trading strategy, back office efficiency,  ability to handle difficult trades, financial stability,  and prior performance in servicing the Advisor and its clients.  For transactions in equity securities and U.S. Government securities executed in the over-the-counter  market,  purchases  and sales  are  transacted  directly  with principal  market-makers  except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor,  when effecting purchases and sales of portfolio securities for the
Funds,  will seek  execution  of trades  either  (i) at the most  favorable  and competitive  rate of  commission  charged by any broker,  dealer or member of an exchange,  or (ii) at a higher rate of  commission  charges,  if  reasonable  in relation  to  brokerage  and  research  services  provided to the Funds or their
Advisor by such member,  broker, or dealer.  Such services may include,  but are not  limited  to,  any  one or  more  of the  following:  information  as to the availability  of  securities  for  purchase  or  sale,  statistical  or  factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the  Funds,  and not all  such  services  need  to be  used  by the  Advisor  in connection with the Funds. In accordance with the provisions of Section 28(e) of the  Securities  Exchange  Act  of  1934,  as  amended,  the  Advisor  may  from time-to-time  receive  services  and  products  which  serve both  research  and
nonresearch   functions.   In  such  event,  the  Advisor  makes  a  good  faith
determination of the anticipated  research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

The Money Market Funds expect that  purchases and sales of portfolio  securities usually will be principal  transactions.  Portfolio  securities normally will be purchased  directly  from the issuer or in the  over-the-counter  market  from a principal  market  maker for the  securities,  unless it  appears  that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage  commission  paid by these Funds for such  purchases.  Purchases
from  underwriters  of  portfolio   securities  will  include  a  commission  or
concession  paid by the issuer to the  underwriter,  and purchases  from dealers serving as market  makers  will  include  the spread  between  the bid and asked price. In instances where  securities are purchased on a commission  basis,  the
Funds  will  seek  competitive  and  reasonable  commission  rates  based on the circumstances  of the trade  involved and to the extent that they do not detract from the quality of the execution.

When the Advisor in its fiduciary  duty believes it to be in the best  interests of a Fund's  shareholders,  a Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding.  Securities  acquired or proceeds obtained  will  be  equitably  distributed  between  a Fund  and  other  clients participating in the transaction.  In some instances,  this investment procedure may  affect  the price paid or  received  by a Fund or the size of the  position obtained by a Fund.

As of June 30, 2006, some Funds held securities of their regular broker-dealers, as follows:  the UMB Scout Stock Fund held 41,600 shares of Merrill Lynch & Co.,
Inc. ($2,893,696), the UMB Scout Bond Fund held a Merrill Lynch & Co., Inc. bond in the  principal  amount of $1,556,000  and a value of  $1,577,333  and the UMB
Scout Money Market Fund - Prime  Portfolio held a Merrill Lynch & Co., Inc. note with a par value of $3,277,000 and a value of $3,253,199.

The following Funds paid the following brokerage  commissions for the past three fiscal years ended June 30, 2006, 2005 and 2004:

---------------------------------------- ---------- ----------- ----------
                                           2006        2005        2004
---------------------------------------- ---------- ----------- ----------
UMB Scout Stock Fund                       $146,272    $168,828    $97,109
---------------------------------------- ---------- ----------- ----------
UMB Scout Growth Fund (formerly,
UMB Scout Stock Select Fund)                $84,351     $75,079    $15,097
---------------------------------------- ---------- ----------- ----------
UMB Scout Small Cap Fund                   $915,322    $576,509   $268,017
---------------------------------------- ---------- ----------- ----------
UMB Scout International Fund (formerly,
UMB Scout WorldWide Fund)                $2,379,033  $1,099,627   $393,531
---------------------------------------- ---------- ----------- ----------

The UMB  Scout  International  Fund  and the  UMB  Scout  Small  Cap  Fund  each experienced  a  significant  growth in assets during the fiscal years ended June
30,  2005,  and June 30, 2006,  and, as a result,  experienced  a  corresponding increase in the amount of brokerage commissions paid.

Portfolio  Turnover.  The Funds do not intend to purchase  securities solely for short-term  trading;  nor  will  securities  be sold  for the  sole  purpose  of realizing  gains.  However,  a security  may be sold and  another of  comparable quality  purchased at approximately  the same time to take advantage of what the
Funds'  Advisor  believes to be a  disparity  in the normal  yield  relationship between the two  securities.  In  addition,  a security  may be sold and another purchased  when, in the opinion of the Advisor,  a favorable yield spread exists between specific issues or different market sectors. Short-term debt instruments with  maturities  of less than one year are  excluded  from the  calculation  of portfolio turnover.

There are no fixed  limitations  regarding  portfolio  turnover  for  either the equity  or fixed  income  portions  of any Fund.  Although  no Fund  trades  for short-term profits,  securities may be sold without regard to the time they have been held in a Fund  when,  in the  opinion of the  Fund's  Advisor,  investment considerations  warrant such action.  It is anticipated  that the turnover rates for the UMB Scout Stock Fund,  UMB Scout Growth Fund,  UMB Scout Small Cap Fund,
and UMB Scout International Fund generally will not exceed 100%; however,  under certain market conditions, these portfolio turnover rates may exceed 100%. Under normal  circumstances,  the UMB Scout Mid Cap Fund's annual  portfolio  turnover rate is  typically  not expected to exceed 200%.  Increased  portfolio  turnover rates would cause a Fund to incur greater  brokerage  costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.  The Funds' current  portfolio  turnover rates may be found in the Annual Report of the Funds dated June 30, 2006.

On April 1, 2005, the UMB Scout Growth Fund changed its investment strategy to a growth strategy;  accordingly, the portfolio turnover rate of the Fund increased significantly  during the fiscal year ended June 30,  2005 due to the  resulting adjustments in the Fund's portfolio holdings.

                             PERFORMANCE COMPARISONS

In  advertisements  or in reports to  shareholders,  the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices.  For example,  the UMB Scout Stock Fund, the
UMB  Scout  Mid  Cap  Fund,  the  UMB  Scout  Small  Cap  Fund,  the  UMB  Scout
International  Fund,  the UMB Scout Bond Fund, and the UMB Scout Growth Fund may
compare their  performance  to rankings  prepared by Lipper,  Inc.  (Lipper),  a widely recognized  independent  service which monitors the performance of mutual funds. The UMB Scout Stock Fund, the UMB Scout International Fund, the UMB Scout
Growth Fund and the UMB Scout Small Cap Fund may also compare their  performance to the S&P 500(R)Index,  an index of unmanaged groups of common stocks,  the Dow
Jones Industrial  Average,  a recognized  unmanaged index of common stocks of 30 industrial  companies  listed on the NYSE, or the Consumer Price Index.  The UMB
Scout  Bond  Fund  may   compare   its   performance   to  the   Shearson/Lehman
Government/Corporate  Index,  an unmanaged  index of  government  and  corporate bonds.

Performance  information,  rankings,  ratings,  published editorial comments and listings  as  reported in national  financial  publications  including,  but not limited to: Kiplinger's  Personal Finance Magazine,  Business Week,  Morningstar
Mutual Funds,  Investor's  Business Daily, Smart Money, Money Central Investors,
Institutional  Investor,  Reuters,  Investment News,  Ignites!,  The Wall Street
Journal,  New York  Times,  Mutual Fund  Forecaster,  No-Load  Investor,  Money,
Forbes,  Fortune and Barron's  Financial  World,  U.S News & World  Report,  USA
Today,  Bloomberg's  Personal Finance,  Income & Safety, The Mutual Fund Letter,
United  Mutual  Fund  Selector,  No-Load  Fund  Analyst,  No-Load  Fund X, Louis
Rukeyser's  Wall Street  newsletter,  Donoghue's  Money Letter,  CDA  Investment
Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual
Fund  Almanac,  Bank Rate  Monitor,  Consumer  Reports,  Northwestern  Financial
Review,  Donoghue's Money Fund Report,  sageonline.com and  morningstar.com  may also be used in  comparing  performance  of the Funds.  Performance  comparisons should not be  considered as  representative  of the future  performance  of the
Funds.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem  (sell) a Fund's shares is called the
Fund's net asset value per share  ("NAV").  A Fund  calculates its NAV by taking the total value of its assets,  subtracting  its  liabilities,  and dividing the total by the number of Fund shares that are  outstanding.  Each Fund  calculates its NAV once daily, Monday through Friday, as of the close of trading on the New
York Stock Exchange  ("NYSE")  (usually 3:00 p.m. Central Time) on days when the
Fund is open for business.  The Funds are normally open for business on the same days that the NYSE is open for  unrestricted  trading.  The Funds are  closed on weekends and the following holidays:

       New Year's Day                     January 1
       Martin Luther King, Jr. Day        Third Monday in January
       Presidents' Holiday                Third Monday in February
       Good Friday                        Friday before Easter
       Memorial Day                       Last Monday in May
       Independence Day                   July 4
       Labor Day                          First Monday in September
       Columbus Day                       Second Monday in October
       Veterans' Day                      November 11
       Thanksgiving Day                   Fourth Thursday in November
       Christmas Day                      December 25

If any of the aforementioned  holidays falls on a Saturday, the NYSE will not be open for  trading  on the  preceding  Friday,  and when any  holiday  falls on a
Sunday,  the NYSE will not be open for trading on the  following  Monday  unless unusual  business  conditions  exist,  such as the ending of a monthly or yearly accounting  period.  If the NYSE is closed  (other than for a weekend),  the UMB
Scout money market funds will remain open for business on each day that national banks are generally open for business,  the U.S.  government  securities markets are  open,  and the  investment  adviser  determines  that  there is  sufficient liquidity in those markets.

In connection with the determination of the Funds' net asset values,  securities that are traded on a  recognized  stock  exchange  (except  the NASDAQ  National
Market(R)and  SmallCap(R)exchanges)  are  valued at the last  sale  price on the securities  exchange on which such securities are primarily  traded.  Securities traded on only over-the-counter  markets are valued at the mean between the last current bid and asked prices.  Securities  for which there were no  transactions are valued at the mean  between the last current  closing bid and asked  prices.
NASDAQ National Market(R)and  SmallCap(R)securities will be valued at the NASDAQ
Official Closing Price ("NOCP").  The NOCP will be based on the last trade price if it  falls  within  the  concurrent  best  bid and  asked  prices  and will be normalized  pursuant to NASDAQ's  published  procedures if it falls outside this range.  Options are valued at the mean between the current bid and asked prices.
Debt  securities  (other  than  short-term  instruments)  are  valued  at prices furnished by a pricing service,  subject to review and possible  revision by the
Funds' Advisor.  Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Board of Trustees.
Debt  instruments  maturing  within  60 days are  valued by the  amortized  cost method. Any securities for which market quotations are not readily available are valued  at  their  fair  value  as  determined  in  good  faith  by the  Advisor implementing procedures adopted by the Board of Trustees.

With  respect to the UMB Scout Money  Market Fund - Federal  Portfolio,  the UMB
Scout  Money  Market Fund - Prime  Portfolio  and the UMB Scout  Tax-Free  Money
Market Fund, shares redeemed will be entitled to receive all dividends  declared through  the day  preceding  the date of  redemption.  If you  redeem all of the shares in your account, your redemption check will include all dividends. If you redeem  less than all of the shares in your  account,  in  addition to the share redemption  check,  a separate  check  representing  all dividends  declared but unpaid on the shares  redeemed will be distributed on the next dividend  payment date. Any amount due you in your declared but unpaid dividend  account cannot be redeemed by draft.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  seven-day  period by a Fund  under the  following  conditions authorized  by the 1940 Act:  (1) for any period  (a) during  which the New York
Stock Exchange is closed,  other than customary weekend and holiday closing,  or
(b) during which trading on the New York Stock Exchange is  restricted;  (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably  practicable,  or (b) it is not reasonably  practicable  for the Fund to determine the fair value of its net assets;  or (3) for such other  periods  as the SEC may by order  permit for the protection of the Funds' shareholders.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act,  pursuant to which these Funds are  obligated  to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset  value  during any 90-day  period for any one  shareholder.  Should  redemptions  by any  shareholder  exceed such limitation,  a Fund may  redeem the excess in kind.  If shares are  redeemed  in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "Determining Your Share Price" in each Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds  publicly  disclose  100% of their  portfolio  holdings  in  quarterly reports  approximately  60 days after each quarter-end as required by SEC rules.
Each non-money  market Fund is also authorized to publicly  disclose 100% of its portfolio  holdings  after a shorter  delay (at least 30 days after each quarter end) to facilitate  timely release of information to rating agencies and others.
Also, each Fund (other than the UMB Scout Money Market Fund - Federal Portfolio, the UMB Scout Money  Market Fund - Prime  Portfolio  and the UMB Scout  Tax-Free
Money  Market Fund) makes a complete  list of its  portfolio  holdings  publicly available on the Funds' web site,  umbscoutfunds.com,  approximately thirty days after the end of each  fiscal  quarter.  Further,  each Fund that  holds  equity securities  discloses  its  top ten  equity  holdings  on the  Funds'  web  site
approximately   fifteen  days  after  the  end  of  each  fiscal  quarter.  This information is made available in order to enhance  communications  to the Funds'
shareholders and provide them with additional means of monitoring and evaluating their investments in the Funds.

Under the Funds' portfolio  holdings  disclosure  policy and relevant SEC rules, the Funds may not make non-public  disclosure of portfolio holdings  information to third  parties,  unless  the  third  party  agrees  to keep  the  information confidential  and to appropriate  limitations  on trading.  The Funds and/or the
Adviser  share  portfolio  holdings  information  with certain  primary  service providers  that have a legitimate  business  need,  related to the services they provide to the Funds,  for such  information.  The  service  providers  that may receive portfolio holdings information include the custodian, the administrator, the proxy  voting  vendor,  trade  management  and  custodial  systems  vendors, consultants,  legal counsel,  the independent  registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust's service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading)  regarding  portfolio  holdings  data by each service  provider and its employees,  either by law or by contract. No compensation or other consideration is  received  with  respect  to the  disclosure  to the Funds'  primary  service providers.

The Chief  Compliance  Officer  will  periodically  assess  compliance  with the portfolio  holdings  disclosure  policy and  incorporate the assessment into the annual review of compliance  controls and report, as necessary,  to the Board of
Trustees.

If a violation of the portfolio holding disclosure policy is suspected, it shall be  communicated to the Chief  Compliance  Officer for  investigation.  If it is
determined   that   portfolio   holdings   information   has  been  released  in
contravention of this policy, the circumstances  surrounding the release of such information will be  investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then  appropriate  disciplinary  action will be taken against the  individual(s)
responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable  efforts will be made to retrieve such  information from the party to whom the  information  was  disclosed.  If it is  impractical  or  impossible to retrieve  such  information,  reasonable  efforts  will  be  made  to  secure  a non-disclosure  agreement from the party to whom such  information was released.
If these efforts are unsuccessful,  then consideration will be given to publicly releasing the information.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of net investment income. In general,  the Funds receive income in the form of  dividends  or  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net investment  income from which dividends may be paid to you. Any distributions by a Fund from such income (other than qualified  dividends) will be taxable to you at ordinary income tax rates,  whether you receive them in cash or in additional shares.

By meeting certain  requirements of the Internal Revenue Code (the "Code"),  the
UMB Scout  Tax-Free  Money Market Fund has qualified and continues to qualify to pay exempt-interest  dividends. These dividends are derived from interest income exempt from regular  federal  income tax, and is not subject to regular  federal
income  tax  when  it  is   distributed.   In  addition,   to  the  extent  that
exempt-interest dividends are derived from interest on obligations of a state or its political  subdivisions,  or from interest on  qualifying  U.S.  territorial obligations  (including  qualifying  obligations of Puerto Rico, the U.S. Virgin
Islands or Guam),  they also may be exempt  from such  state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment to interest on state and municipal securities of other states.

The UMB Scout  Tax-Free  Money  Market  Fund may earn  taxable  income from many sources, including temporary investments, the discount from stripped obligations or their coupons,  income from securities  loans or other taxable  transactions, and ordinary income derived from market discount bonds.  Any Fund  distributions from such income will be taxable to you as ordinary income,  whether you receive them in cash or in additional shares.

The UMB Scout Money Market Fund - Federal Portfolio,  the UMB Scout Money Market
Fund - Prime  Portfolio  and the UMB  Scout  Tax-Free  Money  Market  Fund  each typically  declares  dividends from its respective daily net income for each day that its net asset  value is  calculated.  A Fund's  daily net  income  includes accrued interest and any original issue or acquisition  discount,  plus or minus any gain or loss on the sale of portfolio  securities  and changes in unrealized appreciation or depreciation in portfolio  securities (to the extent required to maintain a constant net asset value per share),  less the estimated  expenses of the Fund. Any  distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions  of capital  gain.  A Fund may  realize a capital  gain or loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  from  net  short-term  capital  gain  will be  taxable  to you as ordinary income.  Distributions  from net long-term capital gain will be taxable as  long-term  capital  gain,  regardless  of how long the Fund shares have been held. Any net capital gain realized by a Fund generally will be distributed once each year, in December, and may be distributed more frequently, if necessary, in order to reduce or eliminate  excise or income  taxes on the Funds.  Because the
UMB Scout Money Market Fund - Federal Portfolio, the UMB Scout Money Market Fund
- Prime  Portfolio and the UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gain.

Maintaining  a $1 share price (only applies to the UMB Scout Money Market Fund -
Federal Portfolio, the UMB Scout Money Market Fund - Prime Portfolio and the UMB
Scout  Tax-Free  Money  Market  Fund).  Gain and  loss on the sale of  portfolio securities and unrealized  appreciation  or  depreciation  in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or  over-distributions  by the Fund of its net investment income.

Investments  in  foreign  securities.  The next  four  paragraphs  describe  tax considerations that are applicable to an investment in foreign securities by the
UMB Scout International Fund and UMB Scout Mid Cap Fund.

     Effect of  foreign  withholding  taxes.  The Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's income dividends paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the  Fund.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC securities,  the Fund intends to mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

     Foreign Tax Credit.  If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations,  the Fund may elect to  pass-through  to you your pro rata share of foreign  taxes paid by the Fund. If this election is made, the year-end  statement you receive from the
Fund will show more taxable income than was actually distributed.  In that case, you will be entitled to either deduct your share of such taxes in computing your taxable  income or claim a foreign tax credit for such taxes  against  your U.S.
federal income tax (subject to limitations for certain investors). The Fund will provide you with the information  necessary to complete your personal income tax return if it makes this election.

Information on the tax character of distributions.  Each Fund will inform you of the amount of your income and capital gain  dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes  shortly after the end of each calendar year (including, for the UMB Scout Tax-Free Money
Market Fund, the portion of the  distributions  that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, a Fund may  designate  and  distribute  to you,  as ordinary  income,  qualified dividend  income or capital gain (or as taxable,  tax-exempt  or tax  preference income in the case of the UMB Scout Tax-Free Money Market Fund), a percentage of income that is not equal to the actual  amount of such income  earned during the period of your  investment in the Fund.  Taxable  distributions  declared and of record by a Fund in  December  but paid in January are taxable to you as if they were made in December.

Election to be taxed as a regulated  investment  company.  Each Fund, other than the UMB Scout Mid Cap Fund, has elected to be treated as a regulated  investment company  under  Subchapter  M of the Code,  has  qualified  as such for its most recent fiscal year,  and intends to so qualify  during the current  fiscal year.
The UMB Scout Mid Cap Fund  intends  to  qualify  and elect to be  treated  as a regulated  investment  company.  As regulated  investment  companies,  the Funds generally  pay no federal  income tax on the income and gain they  distribute to you. The Board of Trustees  reserves the right not to maintain the qualification of such Fund as a regulated  investment  company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state,  corporate taxes on its taxable income and gain, and  distributions to you will be taxed as dividend income to the extent of such
Fund's earnings and profits.

Excise tax  distribution  requirements.  To avoid federal excise taxes, the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the following  amounts:  98% of its  investment  company  taxable  income earned during the calendar  year;  98% of its capital gain net income earned during the twelve month period  ending  October 31; and 100% of any  undistributed  amounts from the prior  year.  Each Fund  intends  to declare  and pay these  amounts in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) to the extent they have not been  distributed  in June, to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different UMB Scout Fund, the Internal  Revenue Service ("IRS") will require that you report a gain or loss on your  redemption  or exchange.  If you held your shares as a capital  asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale.

As to the UMB Scout Money Market Fund - Federal  Portfolio,  the UMB Scout Money
Market Fund - Prime  Portfolio  and the UMB Scout  Tax-Free  Money  Market Fund,
because these Funds seek to maintain a constant $1.00 per share net asset value, you  should  not expect to  realize a capital  gain or loss upon  redemption  or exchange of Fund shares.

Redemptions  at a loss within six months of purchase.  Any loss  incurred on the redemption  or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

As to the UMB  Scout  Tax-Free  Money  Market  Fund,  any loss  incurred  on the redemption  or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest  dividends  distributed to you with respect to your Fund  shares  and any  remaining  loss will be  treated  as a  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize upon the redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares.

U.S.  government  obligations.  The  income  earned on certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest  earned  on  these  securities,  subject  in  some  states  to  minimum investment or reporting  requirements  that must be met by a Fund. The income on
Fund  investments  in  certain  securities,   such  as  repurchase   agreements,
commercial  paper and federal  agency-backed  obligations  (e.g.,  Ginnie Mae or
Fannie Mae securities),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals. If you are an individual shareholder, you should note that the dividends  paid by the  following  Funds for the fiscal year ended June 30,  2006 were  qualified  dividends  eligible  for  taxation at long-term capital gain rates as set forth below:

       UMB Scout Stock Fund                                 100%
       UMB Scout Growth Fund                                100%
       UMB Scout Small Cap Fund                            7.99%
       UMB Scout International Fund                         100%

This reduced rate  generally is available  for  dividends  paid by a Fund out of
dividends   earned  on  the  Fund's   investment   in  stocks  of  (i)  domestic
corporations,  and (ii) qualified foreign corporations,  including  corporations eligible  for  benefits  of a  comprehensive  income tax treaty  with the United
States that the Treasury  Department  determines is  satisfactory  (including an exchange  of  information  program),  and  corporations  whose  stock is readily tradable on an established  securities  market in the United  States.  Dividends from PFICs are not eligible to be treated as qualified dividend income.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense.

If 95% or more  of the  Fund's  income  is from  qualified  sources,  it will be allowed to designate  100% of the Fund's  distributions  as  qualified  dividend income.  The amount of a Fund's ordinary dividend  distribution that is eligible for this favored tax treatment  will be reported by the Fund in its year-end tax notices to shareholders.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  you should note that dividends paid by the following Funds for the fiscal year ended June 30, 2006 qualified for the  dividends-received  deduction as set forth below:

       UMB Scout Stock Fund                                 100%
       UMB Scout Growth Fund                                100%
       UMB Scout Small Cap Fund                            7.99%
       UMB Scout International Fund                         100%

You may be allowed to deduct these qualified dividends, thereby reducing the tax
that  you  would  otherwise  be  required  to  pay  on  these   dividends.   The
dividends-received  deduction  will be available  only with respect to dividends designated by a Fund as eligible for such  treatment.  All dividends  (including the  deducted  portion)  must be included in your  alternative  minimum  taxable income calculation.

Because the income of the UMB Scout Bond Fund, the UMB Scout Money Market Fund -
Federal Portfolio, the UMB Scout Money Market Fund - Prime Portfolio and the UMB
Scout Tax-Free Money Market Fund consists of interest rather than dividends,  no
portion  of  their   distributions   will   generally   be   eligible   for  the
dividends-received  deduction.  None of the dividends paid by such Funds for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex  securities.  A Fund may invest in complex securities that may be subject to numerous  special  and  complex  tax rules.  These rules could affect  whether  gain or loss  recognized  by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could also accelerate the  recognition  of  income  to the  Fund  (possibly  causing  the Fund to sell securities  to raise the cash for  necessary  distributions).  These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S. federal income tax on income from certain foreign securities. These rules could,  therefore,  affect the amount,  timing, or character of the income distributed to you by the Fund.

Alternative  Minimum Tax (only  applies to the UMB Scout  Tax-Free  Money Market
Fund).  Interest on certain private  activity  bonds,  while exempt from regular federal  income  tax,  is a  preference  item  for  you  when  determining  your alternative  minimum tax under the Code and under the income tax  provisions  of several states.  Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes,  depending on your personal or corporate tax position.  If you are a person  defined in the
Code as a substantial user (or person related to a user) of a facility  financed by private  activity  bonds,  you should  consult  with your tax advisor  before buying shares of these Funds.

Treatment of interest on debt  incurred to hold Fund shares (only applies to the
UMB Scout Tax-Free Money Market Fund). Interest on debt you incur to buy or hold
Fund shares may not be deductible for federal income tax purposes.

Loss of  status of  securities  as  tax-exempt  (only  applies  to the UMB Scout
Tax-Free Money Market Fund).  Failure of the issuer of a tax-exempt  security to comply with certain legal or contractual  requirements  relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Non-U.S.  Investors.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

The United States imposes a flat 30%  withholding  tax (or lower treaty rate) on
U.S.  source  dividends.  Capital gain  dividends  paid by a Fund from long-term capital gains are generally exempt from withholding.  The American Jobs Creation
Act of 2004 also exempts from withholding dividends paid by a Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-U.S.  shareholder.  Thus, capital gain dividends paid by a Fund from either  long-term or  short-term  capital  gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S.
withholding  tax unless you are a nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year.

Similarly,  interest-related  dividends paid by a Fund from  qualified  interest income are not subject to U.S.  withholding  tax.  "Qualified  interest  income"
includes,  in  general,  (1) bank  deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the
Fund  is a  10-percent  shareholder  or is  contingent  interest,  and  (4)  any interest-related dividend from another RIC.

Ordinary dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.  The exemption from  withholding for short-term  capital gain  dividends and  interest-related  dividends paid by a Fund is effective for dividends  paid  with  respect  to  taxable  years of the Fund  beginning  after
December 31, 2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also  provides a partial  exemption  from
U.S estate tax for stock in a Fund held by the estate of a nonresident decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter  immediately  preceding the decedent's  death that are debt obligations,  deposits,  or other property that would generally be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008.

Special U.S. tax certification requirements apply to non-U.S.  Shareholders both to avoid  U.S.  back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the  shareholder's  country of residence. In general, a non-U.S.  shareholder must provide a Form W-8 BEN or other Form W-8 to establish  that you are not a U.S.  person,  to claim that you are the beneficial  owner of the income and, if  applicable,  to claim a reduced rate of, or exemption  from,  withholding  as a resident of a country with which the United  States has an income tax treaty.  A Form W-8BEN  provided  without a
U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of an investment in a Fund.

Backup  withholding.  By law,  each Fund must withhold a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person  (including a U.S.  resident  alien). A Fund also must withhold if the IRS instructs it to do so. When  withholding  is required,  the rate will be
28%.

                               INVESTMENT ADVISOR

Pursuant to an Investment  Advisory Agreement dated April 1, 2005, the Trust, on behalf of the Funds,  employs  Scout  Investment  Advisors,  Inc.  as the Funds'
investment  advisor.  The Advisor provides  professional  portfolio managers who make all decisions  concerning the investment and  reinvestment of the assets of the Funds in  accordance  with  each  Fund's  stated  investment  objective  and policies. The Advisor is a wholly-owned subsidiary of UMB Bank, n.a., the Funds'
custodian.  UMB Bank, n.a. and UMB Fund Services, Inc., the Funds' administrator and  transfer  agent,  are  both  wholly-owned  subsidiaries  of  UMB  Financial
Corporation.  As of June 30, 2006, assets under the management of UMB Bank, n.a.
and the Advisor were approximately $9.1 billion.

The following charts describe the annual investment advisory fee for each Fund.

                                Annual Rate of Fee            Annual Rate of
                                on First $1 Billion         Fee on Average Daily
                Fund         of Average Daily Net Assets   Assets Over $1 Billion

UMB Scout Stock Fund*                   0.60%                      0.575%
UMB Scout Growth Fund*                  0.60%                      0.575%
UMB Scout Mid Cap Fund**                0.80%                       0.70%
UMB Scout Small Cap Fund                0.75%                       0.65%
UMB Scout International Fund            0.80%                       0.70%
UMB Scout Bond Fund*                    0.57%                       0.52%

                                                   Annual Rate of Fee based on
                Fund                                Average Daily Net Assets
UMB Scout Money Market Fund - Federal Portfolio                 0.30%
UMB Scout Money Market Fund - Prime Portfolio                   0.34%
UMB Scout Tax-Free Money Market Fund                            0.30%

*    The Advisor has entered into an agreement to limit fees and/or make expense payments  through  October  31,  2007  so that  actual  total  annual  fund operating  expenses of the UMB Scout Stock Fund,  the UMB Scout Growth Fund
     and the  UMB  Scout  Bond  Fund  do not  exceed  0.90%,  0.90%  and  0.87%, respectively  (the  "Expense  Limits").  At any time after October 31, 2006 that the annual total  operating  expenses of the UMB Scout Stock Fund, the
     UMB Scout Growth Fund and the UMB Scout Bond Fund are less than each Fund's respective  Expense Limit on an annualized  basis,  the Advisor retains the right to seek  reimbursement for any fees previously  reduced to the extent that such  reimbursement  will not cause that Fund's annual total operating expenses to exceed its Expense Limit on an annualized  basis. The UMB Scout
     Stock Fund,  the UMB Scout  Growth Fund and the UMB Scout Bond Fund are not
     obligated  to  reimburse  the  Advisor  for fees that were  reduced  by the
     Advisor more than thirty-six  months before the date of such  reimbursement and no reimbursement will be sought for periods prior to October 31, 2006.

**   The Advisor has entered into an agreement to limit fees and/or make expense payments  through  October  31,  2007  so that  actual  total  annual  fund operating  expenses of the UMB Scout Mid Cap Fund do not exceed  1.40%.  At any time that the annual total operating  expenses of the UMB Scout Mid Cap
     Fund are less than 1.40% on an annualized  basis,  the Advisor  retains the right to seek  reimbursement for any fees previously  reduced to the extent that such  reimbursement  will not cause the Fund's annual total  operating expenses to exceed 1.40% on an annualized basis. The UMB Scout Mid Cap Fund is not  obligated to reimburse  the Advisor for fees reduced by the Advisor more than thirty-six months before the date of such reimbursement.

The aggregate  investment  advisory fees paid to the Advisor by each Fund during the three most recent fiscal years ended June 30 were:

                                                        2006             2005(1)        2004(1)
UMB Scout Stock Fund                                $622,178(2)      $887,565(3)  $1,094,662
UMB Scout Growth Fund (formerly, the UMB Scout
         Stock Select Fund)                          $45,428(2)      $175,883(3)    $176,478
UMB Scout Small Cap Fund                          $3,480,070       $1,608,822       $532,253
UMB Scout International Fund (formerly, the UMB
         Scout Worldwide Fund)                   $15,450,144       $9,435,322     $6,405,165
UMB Scout Bond Fund                                 $615,905(2)      $609,337(3)    $774,156
UMB Scout Money Market Fund - Federal Portfolio
         and UMB Scout Money Market Fund -
         Prime Portfolio                          $2,443,179       $3,706,576     $5,339,602
UMB Scout Tax-Free Money Market Fund                $403,778         $703,228       $954,872

(1)  For the fiscal  year ended June 30,  2004 and the period  from July 1, 2004 through March 31, 2005,  investment  advisory fees were calculated pursuant to a different advisory agreement.

(2)  For the fiscal year ended June 30, 2006,  investment  advisory fees for the
     UMB Scout Stock Fund,  UMB Scout Growth Fund and UMB Scout Bond Fund before any fee reduction,  totaled  $658,848,  $170,582,  $651,207,  respectively.
     Under an  agreement  by the Advisor to limit its fees,  the UMB Scout Stock
     Fund,  UMB Scout  Growth  Fund and UMB Scout Bond Fund paid the  investment advisory fees shown.

(3)  For the fiscal year ended June 30, 2005,  investment  advisory fees for the
     UMB Scout Stock Fund,  UMB Scout Growth Fund and UMB Scout Bond Fund before any fee reduction,  totaled  $902,557,  $201,641,  $623,102,  respectively.
     Under an  agreement  by the Advisor to limit its fees,  the UMB Scout Stock
     Fund,  UMB Scout  Growth  Fund and UMB Scout Bond Fund paid the  investment advisory fees shown.

The Advisor and/or Funds have entered into arrangements with financial  services companies such as mutual fund supermarkets,  retirement plan recordkeepers,  and third  party  administrators  that  provide  services  to the  Funds  and  their shareholders.  These  counterparties  operate mutual fund trading platforms that provide  the Funds with  access to  investors  and,  in that way,  increase  the distribution  opportunities for the Funds. The Advisor makes payments out of its own assets to compensate counterparties for these arrangements.  In addition, to
the  extent  that  the  counterparties   perform   transaction  and  shareholder
recordkeeping, account administration and other services that would otherwise be provided by the Funds' service providers,  the Funds bear a portion of the costs of such arrangements.

The  Board  is  responsible  for  overseeing  the  performance  of  each  Fund's investment advisor and determining  whether to approve,  for an initial term, or renew, for subsequent terms, the Investment Advisory Agreement. Initial approval of the Investment  Advisory Agreement requires the majority vote of the Board of
Trustees,  including  a  majority  of the  Trustees  who are not  parties to the agreement or interested persons of any party (the "Independent  Trustees"),  and approval of the outstanding  voting  securities,  as that term is defined in the
1940 Act, of each Fund.  Renewal of the agreement  requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees.

The Board, including all of the Independent Trustees, considered and unanimously approved a new Investment  Advisory  Agreement (the "Advisory  Agreement") under which Scout  Investment  Advisors,  Inc.  continues  to serve as the  investment advisor to the Funds.  In addition,  at a shareholder  meeting held on March 29,
2005,  shareholders  of each Fund  approved the Advisory  Agreement  under which
Scout  Investment  Advisors,  Inc.  serves  as  the  Fund's  investment  advisor effective  April 1, 2005. The initial term of the Advisory  Agreement is for two years and may continue annually thereafter, provided that renewal is approved by a majority of the Board of  Trustees,  including  a majority of the  Independent
Trustees.

The  Board  concluded  that the  terms of the  Advisory  Agreement  are fair and reasonable  for  each  Fund,  and in the  best  interests  of  shareholders.  In recommending  that  shareholders  approve  the  Advisory  Agreement,  the  Board considered  all  factors  that it deemed  relevant,  including:  the  investment advisory  fees and other  expenses  that  would be paid by the  Funds  under the
Advisory  Agreement  and the fees and expenses of similar funds managed by other investment  advisers;  the impact of the  unbundling  of the unified fee on each
Fund's total  expense  ratio;  the fact that the Advisor has agreed to subsidize certain Funds by imposing a contractual  expense limitation so that these Funds'
total expense ratios will remain at or below current levels;  and the historical investment  performance of each Fund, as well as the  performance of other funds in the  marketplace  not advised by the Advisor,  but having similar  investment focus  and  asset  types.  In  addition,  the  Board  considered  its  favorable experience with the investment personnel  responsible for managing each Fund and the nature and quality of investment  advisory  services provided by the Advisor to the Funds on an on-going basis. The Board also considered  possible economies of scale in managing the Funds,  including in this regard the proposed  advisory fee  breakpoints  for the non-money  market Funds;  and a report  prepared by an independent  consulting  firm to analyze Fund fees and expenses,  which included among other things, a comparison of Fund fees and expenses, after unbundling the unified management fee, to other funds in the marketplace.

After requesting and reviewing such materials as it deemed necessary,  and based on the factors  described  above, the Board concluded that the advisory fees and other expenses of each Fund are fair,  both  absolutely  and in comparison  with those of other  funds in each  Fund's  peer group and the  industry at large (as summarized in a Board report prepared by the independent  consulting  firm), the scope and  quality of the  services  to be  provided by the Advisor to each Fund were consistent with each Fund's operational requirements, and that shareholders have  historically  received,  and the Board  expects that they will continue to receive, reasonable value in return for paying fees to the Advisor. Furthermore, in the case of the UMB  Scout  Small  Cap Fund and the UMB  Scout  International
Fund, where historical fees and expenses were significantly  below market rates, the  Board's  analysis  supported  a  conclusion  to  seek  an  increase  in the investment advisory fee rates.

                               PORTFOLIO MANAGERS

Investments in the UMB Scout Funds

Information relating to a portfolio manager's ownership (including the ownership of his or her  immediate  family)  in the Fund he or she  manages as of June 30,
2006 is set forth in the chart below.

UMB Scout Stock Fund

       Name of Portfolio Manager         Dollar Range of Shares Owned
             James A. Reed, II               $ 10,001 - $ 50,000
             James L. Moffett                        $ 0
             William E. Cashman              $ 10,001 - $ 50,000

UMB Scout Growth Fund

       Name of Portfolio Manager         Dollar Range of Shares Owned
             William B. Greiner              $ 10,001 - $ 50,000
             Larry Valencia                          $ 0

UMB Scout Small Cap Fund

       Name of Portfolio Manager         Dollar Range of Shares Owned
             Jason Votruba                   $ 10,001 - $ 50,000

UMB Scout International Fund

       Name of Portfolio Manager         Dollar Range of Shares Owned
             James L. Moffett               $ 100,001 - $ 500,000
             Michael Stack                           $ 0
             Gary Anderson                   $ 10,001 - $ 50,000
             Michael Fogarty                 $ 10,001 - $ 50,000

UMB Scout Bond Fund

       Name of Portfolio Manager         Dollar Range of Shares Owned
             J. Eric Kelley                     $ 0 - $ 10,000

UMB Scout Money Market Fund (Federal Portfolio and Prime Portfolio)

       Name of Portfolio Manager         Dollar Range of Shares Owned
             J. Eric Kelley                  $ 10,001 - $ 50,000
             Jeanne K. Giroux                        $ 0

UMB Scout Tax-Free Money Market Fund

       Name of Portfolio Manager          Dollar Range of Shares Owned
             J. Eric Kelley                           $ 0
             Jeanne K. Giroux                         $ 0

Other Managed Accounts

In  addition  to the Funds,  some  portfolio  managers  manage (i) other  pooled investment  vehicles and (ii) other  accounts.  The  following  table sets forth information  regarding the total accounts for which each  portfolio  manager has the day-to-day management responsibilities.

                                   Number of Accounts Managed and Total
Name of Portfolio Manager          Assets by Category As of June 30, 2006
---------------------------------- ---------------------------------------------
James L. Moffett                   o     90 other accounts with $561,918,917
                                         in total assets under management.
---------------------------------- ---------------------------------------------
James A. Reed, II                  o     135 other accounts with $569,547,069
                                         in total assets under management.
---------------------------------- ---------------------------------------------
William E. Cashman                 o     329 other accounts with $337,435,104
                                         in total assets under management.
---------------------------------- ---------------------------------------------
William B. Greiner                 o     95 other accounts with $212,610,900
                                         in total assets under management.
---------------------------------- ---------------------------------------------
Larry Valencia                     o     85 other accounts with $263,395,751
                                         in total assets under management.
---------------------------------- ---------------------------------------------
Jason Votruba                      o     None
---------------------------------- ---------------------------------------------
Michael Stack                      o     None
---------------------------------- ---------------------------------------------
Gary Anderson                      o     None
---------------------------------- ---------------------------------------------
Michael Fogarty                    o     None
---------------------------------- ---------------------------------------------
J. Eric Kelley                     o     65 other accounts with $319,943,926
                                         in total assets under management.
---------------------------------- ---------------------------------------------
Jeanne K. Giroux                   o     None
---------------------------------- ---------------------------------------------

---------------------------------- ---------------------------------------------
Name of Portfolio Manager           Number of Accounts Managed and Total
                                    Assets by Category As of September 30, 2006*
---------------------------------- ---------------------------------------------
Gary Patrick Dunkerley             o     None
---------------------------------- ---------------------------------------------
Derek M. Smashey                   o     None
---------------------------------- ---------------------------------------------

*    Because   Mssrs.   Dunkerley  and  Smashey  are  new  portfolio   managers,
     information is provided for a different time period.  Mr. Smashey began his employment in October 2006.

Compensation

The Advisor  implements a strategic and comprehensive  compensation plan for its portfolio  managers  that  is  competitive  and  within  the  norm  of  industry standards.  The  basic  compensation  structure  combines  a fixed  base  salary supplemented  with a variable  bonus plan that has the  potential  to equal base salary.

The Advisor places a strong  emphasis on portfolio  performance and believes the portfolio manager's  compensation should be a reflection of the success provided to clients of the Advisor.  This philosophy is the basis for offering an overall compensation  structure in which  performance-based  compensation can equal base salary,  providing the greatest incentive to align investment  management to the client's success.

The bonus plan  incorporates  the investment  performance of the management team and  growth  in assets  under  management  generated  by new  business.  Pre-tax investment  performance  accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment  performance  is evaluated on a 1-year and 3-year time frame based on two factors.  Initially,  performance is judged against the unmanaged  benchmark index  assigned  to the  investment  strategy.  Next,  performance  is  measured relative  to  the  median  investment  manager  performance  in  the  strategy's discipline according to Lipper. Finally,  performance is assessed on whether the manager  was able to  achieve  the top  quartile  of the  strategy's  discipline according to Lipper.

The Advisor  employs an incentive stock option  program.  However,  this program currently  comprises a very small portion of overall  compensation.  The Advisor continually  evaluates strategies to keep it competitive in overall compensation and align the structure  directly to the success of the Advisor's  clients.  The
Advisor does not enter into any employment  contracts or non-compete  agreements with any of its investment professionals.

Potential Conflicts of Interest

The  management  of  multiple  funds and  accounts  may give  rise to  potential conflicts  of  interest if the funds and  accounts  have  different  objectives, benchmarks,  time horizons,  and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio
managers  by  having  portfolio  managers  focus  on  a  particular   investment
discipline,  such as equity or fixed  income  securities.  Most  other  accounts managed by a portfolio manager are managed using the same investment  strategies that are used in  connection  with the  management  of the  Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar  across  similar  portfolios,  which  may  minimize  the  potential  for conflicts of interest.

However,  securities  selected  for  funds  or  accounts  other  than a Fund may outperform  the  securities  selected for the Fund.  Finally,  if the  portfolio manager identifies a limited investment  opportunity,  which may be suitable for more  than  one  Fund or  other  account,  a Fund  may not be able to take  full advantage of that  opportunity due to an allocation of that  opportunity  across all eligible  Funds and  accounts.  The Advisor  seeks to manage such  potential conflicts by following  procedures  intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager  compensation may also give rise to potential conflicts of interest.  A portfolio  manager's  base pay tends to increase  with additional and more complex responsibilities that include increased assets under management  and a portion  of the bonus  relates  to  marketing  efforts,  which together indirectly link compensation to sales.

Finally,  the management of personal  accounts by the portfolio manager may give rise to potential  conflicts of interest.  The Funds' code of ethics is designed to address such conflicts.

The Funds have  adopted  certain  compliance  procedures  that are  designed  to address these,  and other,  types of conflicts.  However,  there is no guarantee that such  procedures  will  detect  each and every  situation  where a conflict arises.

                              OFFICERS AND TRUSTEES

The officers of the Trust manage the  day-to-day  operations  of the Funds.  The
Trust officers,  as well as the Advisor,  are subject to the direct  supervision and control of the Board of  Trustees.  Under the  applicable  laws of Delaware,
Trustees owe a fiduciary  duty to the  shareholders  of the Funds.  The Board is
responsible  for  the  overall  management  of  the  Funds,   including  general
supervision of the Funds'  investment  activities and the Funds' various service providers.

The  following is a list of the  Trustees  and senior  officers of the Trust and their ages and business experience for the past five years.

Independent Trustees
                                                                                        Number of
                                                                                       Portfolios
                                                                     Principal           in Fund
                                 Positions    Term of Office       Occupation(s)         Complex    Other Director-
        Name, Address            Held with     and Length of       During Past 5       Overseen by   ships Held by
           and Age                 Fund         Time Served            Years             Trustee        Trustee
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Andrea F. Bielsker             Trustee        Indefinite;      Senior Vice                  9            None
c/o UMB Scout Funds                           until            President, Finance,
1010 Grand Boulevard                          successor        Chief Financial
Kansas City, Missouri 64106                   elected.         Officer and
Age: 47                                                        Treasurer, Great
                                              Served as a      Plains Energy Company
                                              Trustee since    from 2002 to March
                                              2005             2005; Vice President,
                                                               Finance, Chief
                                                               Financial Officer and
                                                               Treasurer, Great
                                                               Plains Energy Company
                                                               from 2001-2002; Vice
                                                               President, Finance
                                                               and Treasurer, Great
                                                               Plains Energy Company
                                                               from 2000 -2001;
                                                               Treasurer, Great
                                                               Plains Energy Company
                                                               from 1996-2000.

------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
William E. Hoffman, D.D.S.     Trustee        Indefinite;      Orthodontist                 9            None
c/o UMB Scout Funds                           until
1010 Grand Boulevard                          successor
Kansas City, Missouri 64106                   elected.
Age: 68
                                              Served as a
                                              Trustee since
                                              2000.  Served
                                              as Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1982.

------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Eric T. Jager                  Trustee        Indefinite;      President,                   9            None
4800 Main Street, Suite 600                   until            Windcrest In-
Kansas City, Missouri 64112                   successor        vestment Management,
Age: 63                                       elected.         Inc.; Executive Vice
                                                               President -
                                              Served as a      Investments, Bartlett
                                              Trustee since    and Company
                                              2000.  Served
                                              as Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1987.
------------------------------ -------------- ---------------- ----------------------- ------------ ----------------
Stephen F. Rose                Trustee        Indefinite;      Chairman, Sun                9            None
c/o UMB Scout Funds            (Independent   until            Publications, Inc.
1010 Grand Boulevard           Chairman)      successor
Kansas City, Missouri 64106                   elected.
Age: 58
                                              Served as a
                                              Trustee since
                                              2000.  Served
                                              as Director to
                                              predecessor
                                              funds
                                              organized as
                                              Maryland
                                              corporations
                                              since 1989.

------------------------------ -------------- ---------------- ----------------------- ------------ ----------------

Interested Trustee

                                                                                        Number of
                                                                                       Portfolios
                                                                     Principal           in Fund
                                 Positions    Term of Office       Occupation(s)         Complex    Other Director-
        Name, Address            Held with     and Length of       During Past 5       Overseen by   ships Held by
           and Age                 Fund         Time Served            Years             Trustee        Trustee
----------------------------- --------------- ---------------- ----------------------- ------------ ----------------
William B. Greiner*           Trustee         Indefinite;      Chief Investment             9            None
c/o UMB Scout Funds                           until            Officer, UMB Bank,
1010 Grand Boulevard                          successor        n.a. and President
Kansas City, Missouri 64106                   elected          and Chief Investment
Age: 51                                                        Officer, Scout
                                              Served as a      Investment Advisors,
                                              Trustee since    Inc. since 2004; in
                                              2005             private practice from
                                                               2003-2004; Executive
                                                               Vice President and
                                                               Chief Investment
                                                               Officer, UMB Bank,
                                                               n.a.; Chairman and
                                                               Chief Investment
                                                               Officer, Scout
                                                               Investment Advisors,
                                                               Inc. from 1999-2003.
----------------------------- --------------- ---------------- ----------------------- ------------ ----------------

*    Mr. Greiner is considered to be an  "interested  person" of the Trust under the  Investment  Company Act of 1940, as amended,  due to his employment by
     UMB Bank,  n.a.,  the parent company of the Advisor and an affiliate of the
     Funds' distributor,  transfer agent, administrator and fund accountant, and his employment by the Advisor, an affiliated person of the Funds.

Executive Officers

                              Positions      Term of Office
                              Held with      and Length of
  Name, Address and Age         Fund          Time Served           Principal Occupation(s) During Past 5 Years
--------------------------- -------------- ------------------- ------------------------------------------------------
Gary W. DiCenzo             President      Indefinite, until   Executive Vice President, UMB Bank, n.a. since
c/o UMB Scout Funds                        successor elected   2004.  From 2003 to 2004, Senior Vice President, UMB
1010 Grand Boulevard                                           Bank, n.a. Prior to 2003, Vice President, Driehaus
Kansas City, Missouri                      Served as           Capital Management.
64106                                      President since
Age: 44                                    2005; Vice
                                           President since
                                           2004

--------------------------- -------------- ------------------- ------------------------------------------------------
James. L. Moffett           Principal      Indefinite, until   Portfolio Manager, UMB Scout International Fund and
c/o UMB Scout Funds         Executive      successor elected   UMB Scout Stock Fund; Chairman, Scout Investment
1010 Grand Boulevard        Officer                            Advisors, Inc. since 2003; Chairman and President,
Kansas City, Missouri                      Served as a         Scout Investment Advisors, Inc. from 2003-2004;
64106                                      Principal           President, Scout Investment Advisors, Inc. prior to
Age: 64                                    Executive Officer   2003.
                                           since 2003

--------------------------- -------------- ------------------- ------------------------------------------------------
C. Warren Green             Treasurer      Indefinite, until   Vice President and Chief Financial Officer, Asset
c/o UMB Scout Funds         and            successor elected   Management Division, UMB Bank, n.a.
1010 Grand Boulevard        Principal
Kansas City, Missouri       Financial      Served as
64106                       Officer        Treasurer and
Age: 47                                    Principal
                                           Financial Officer
                                           since 2005

--------------------------- -------------- ------------------- ------------------------------------------------------
Constance E. Martin         Secretary      Indefinite, until   Accounting Operations Manager, UMB Fund Services,
c/o UMB Scout Funds                        successor elected   Inc. (December 2005-Present); Brokerage Compliance,
1010 Grand Boulevard                                           Country Club Financial Services, Inc. (February
Kansas City, MO                            Served as           2004-December 2005); Fiduciary Services Compliance,
64106                                      Secretary since     UMB Bank, n.a. (August 2003-February 2004); Vice
Age: 44                                    February 2006       President & Client Relations Manager, Jones &
                                                               Babson, Inc. (November 1986-June 2003)

--------------------------- -------------- ------------------- ------------------------------------------------------
Bradley S. Kastler          Chief          Indefinite, until   Compliance Officer, UMB Financial Corporation (March
c/o UMB Scout Funds         Compliance     successor elected   2004-Present); Risk Management Representative, UMB
1010 Grand Boulevard        Officer                            Financial Corporation (October 2003-March 2004);
Kansas City, Missouri                      Served as Chief     Audit Director, UMB Financial Corporation (April
64106                                      Compliance          2001-October 2003); Trust Examiner, Officer of the
Age: 43                                    Officer since 2004  Comptroller of the Currency (November 1999-April
                                                               2001)

--------------------------- -------------- ------------------- ------------------------------------------------------

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on
December 31, 2006.

Independent Trustees

                                                 Dollar Range of Equity Securities in the Funds
                                    William E.
             Fund                     Hoffman         Eric T. Jager     Stephen F. Rose   Andrea F. Bielsker
-------------------------------- ------------------ ------------------ ------------------ -------------------
UMB Scout Stock Fund                $[10,001 -            None               None                None
                                     $50,000]

UMB Scout Growth Fund                  None               None               None                None
      (formerly, UMB Scout
      Stock Select Fund)

UMB Scout Small Cap Fund            $[10,001 -            None          $[1 - $10,000]        $[10,001 -
                                     $50,000]                                                   $50,000]

UMB Scout International Fund        $[10,001 -                            $[10,001 -
      (formerly, UMB Scout           $50,000]        $[1 - $10,000]        $50,000]         $[1 - $10,000]
      WorldWide Fund)

UMB Scout Bond Fund               $[1 - $10,000]          None               None                None

UMB Scout Money Market Fund -          None               None               None                None
      Federal Portfolio

UMB Scout Money Market Fund -          None               None               None                None
      Prime Portfolio

UMB Scout Tax-Free Money               None               None               None                None
      Market Fund
-------------------------------- ------------------ ------------------ ------------------ -------------------
Aggregate Dollar Range of           $[10,001 -       $[1 - $10,000]       $[10,001 -          $[10,001 -
Equity Securities in all Funds       $50,000]                              $50,000]            $50,000]
Overseen Within Fund Complex

Interested Trustee

                                                      Dollar Range of Equity Securities in the Funds

Fund                                                                William B. Greiner
---------------------------------------------------- -------------------------------------------------
UMB Scout Stock Fund                                                       None
UMB Scout Growth Fund (formerly, UMB Scout Stock                   $[50,00 - $100,000]
      Select Fund)
UMB Scout Small Cap Fund                                                   None
UMB Scout International Fund                                               None
UMB Scout Bond Fund                                                        None
UMB Scout Money Market Fund - Federal Portfolio                            None
UMB Scout Money Market Fund - Prime Portfolio                        [Over $100,000]
UMB Scout Tax-Free Money Market Fund                                       None
---------------------------------------------------- -------------------------------------------------
Aggregate Dollar Range of Equity Securities in all                   [Over $100,000]
Funds Overseen Within Fund Complex

The  following  table sets forth the  securities  of the  Advisor or its control persons owned by the Independent Trustees and their immediate family members:

                         Name of Owners and
                          Relationships to                                         Value of
   Name of Trustee            Trustee             Company      Title of Class     Securities      Percent of Class
----------------------- --------------------- ---------------- --------------- ------------------ ------------------
                                None               None             None             None               None
Andrea F. Bielsker
                                None               None             None             None               None
William E. Hoffman

Eric T. Jager(1)            Joan Allison
                          Bartlett Jager -     UMB Financial       Common        $[183,038.24]        [0.0022]%
                               spouse           Corporation
                                None               None             None             None
Stephen F. Rose                                                                                         None

(1)  The UMB  Financial  Corporation  (UMBFC)  common stock is separate  marital property  of Ms.  Jager and Mr.  Jager  specifically  disclaims  beneficial ownership of the stock.

Audit  Committee.  The Board of Trustees has  established an Audit Committee and the Audit  Committee is composed of all of the Independent  Trustees.  The Audit
Committee met three times during the fiscal year ended June 30, 2006.

The Audit  Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management's  responsibility to maintain appropriate systems
for   accounting   and  internal   control,   and  the   independent   auditors'
responsibility  to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund's  accounting and financial  reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (2) oversees the quality and objectivity of the Fund's  financial  statements  and the  independent  audit  thereof;  (3)
approves,  prior  to  appointment,  the  engagement  of the  Fund's  independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund's independent  auditor; and (4) acts as a liaison between the Fund's independent auditors and the Fund's Board.

Nominating  Committee.  The Board of Trustees established a Nominating Committee made up of each of the Independent  Trustees.  The Nominating  Committee met one
time(s)  during the fiscal year ended June 30, 2006.  The  Committee  evaluates, from time to time, the appropriate  size of the Board and recommends  changes in size and composition, as deemed necessary;  establishes processes for developing candidates  for  Independent  Board members and conducts  searches for qualified candidates; and recommends a slate of Independent Board members to be elected at
Fund  shareholders'  meetings  or  nominees  to fill  Independent  Board  member vacancies on the Board, where and when appropriate. The Committee also evaluates candidates'  qualifications  and makes  recommendations  to the full Board,  for positions  as  "interested"  members  on the  Board.  When  vacancies  arise  or elections are held, the Committee considers qualified nominees,  including those recommended by "Qualifying Shareholders" (defined below) who provide appropriate background  material  about the  candidate  that  demonstrates  the  candidate's ability to serve as a director/trustee.

A  Qualifying  Shareholder  is  a  shareholder  that  (i)  owns  of  record,  or beneficially  through a  financial  intermediary,  1/2 of 1% or more of a Fund's outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of a Fund's total  outstanding  shares  for 12  months  or  more  prior  to  submitting  the recommendation to the Nominating Committee,  and (iii) provides a written notice to the Nominating Committee containing the following information:

     (a)  the  name  and  address  of  the  Qualifying  Shareholder  making  the recommendation;

     (b)  the  number  of shares  of the Fund  which  are  owned of  record  and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;

     (c)  a  description  of all  arrangements  and  understandings  between the
          Qualifying  Shareholder  and any other person or persons  (naming such person or persons) pursuant to which the recommendation is being made;

     (d)  the name, age, date of birth,  business address and residence  address of the person or persons being recommended;

     (e)  such other information  regarding each person  recommended as would be required  to be included in a proxy  statement  filed  pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

     (f)  whether the shareholder making the recommendation  believes the person recommended would or would not be an "interested person" of the Funds, as defined in Section 2(a)(19) of the 1940 Act; and

     (g)  the written  consent of each person  recommended to serve as a Trustee of the Funds if so nominated and elected/appointed.

A  Qualifying  Shareholder's  written  recommendation  may be  addressed  to the
Nominating  Committee at the UMB Scout Funds' offices, 803 West Michigan Street,
Suite A, Milwaukee,  WI 53233. The Nominating  Committee's intention is that the recommending  shareholder  demonstrate a significant and long term commitment to the  Funds  and  its  other  shareholders  and  that  his or her  objectives  in submitting a  recommendation  is consistent with the best interests of the Funds and their  shareholders.  If the Nominating  Committee receives a recommendation from a  Qualifying  Shareholder  during  a time  when no  vacancy  exists  or is expected to exist in the near term and the recommendation otherwise contains all
the   information   required,   the   Nominating   Committee  will  retain  such
recommendation  in its files  until a vacancy  exists or is expected to exist in the near term and the  Nominating  Committee  commences its efforts to fill such vacancy.

Compensation of Trustees. The following table shows the compensation received by the Independent Trustees for the fiscal year ended June 30, 2006.

                                Aggregate                                                        Total Compensation
                            Compensation Per     Pension or Retirement     Estimated Annual      For Serving on the
                           Fund For Serving on    Benefits Accrued As        Benefits Upon          Board Paid to
    Name of Trustee           the Board(1)       Part of Fund Expenses        Retirement             Trustees(2)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
William B. Greiner(3)              --                      --                     --                     --
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Andrea F. Bielsker               $3,444                    --                     --                   $31,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
William E. Hoffman               $3,333                    --                     --                   $30,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Eric T. Jager                    $3,333                    --                     --                   $30,000
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Stephen F. Rose                  $4,167                    --                     --                   $37,500
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Stuart L. Wien(4)                $2,417                    --                     --                   $21,750
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1)  From July 1, 2004 through  December 17, 2004, there were fourteen funds for which the Trustees served on the Board; from December 18, 2004 through June
     30, 2006, there were nine funds for which the Trustees served on the Board.
     The  amount  in this  column  represents  the  approximate  amount  that an
     Independent  Trustee received on a per Fund basis. The amount is calculated by dividing the aggregate fee paid to the Trustee by the number of Funds.

(2)  The amounts reported in this column reflect the total  compensation paid to each  Trustee  for  his/her  services  as a Trustee of each of the funds in existence during the fiscal year ended June 30, 2006.

(3)  Mr. Greiner, as an "interested  trustee," will not receive compensation for his services as Trustee.

(4)  Stuart L. Wien resigned as a Trustee effective May 18, 2006.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control  persons  are  persons  deemed  to  control  a  Fund  because  they  own beneficially over 25% of the outstanding  equity  securities.  Principal holders are persons  that own  beneficially  5% or more of a Fund's  outstanding  equity securities.  As of [June 1,  2007],  the Funds  were  aware  that the  following persons or entities  owned a controlling  interest or owned of record 5% or more of the outstanding shares of each of the Funds:

                              UMB SCOUT STOCK FUND

UMBSC & Co.*, P.O. Box 419260; Kansas City, Missouri 64141-6260, [___]%; Mitra &
Co.*, 11270 West Park Place, Suite 400, Milwaukee, WI 53224, [___]%.

                              UMB SCOUT GROWTH FUND

UMBSC & Co.*, P.O. Box 419260,  Kansas City, Missouri 64141-6260,  [___]%; Mitra
Co.*, 11270 West Park Place, Suite 400, Milwaukee, Wisconsin 53224, [___]%.

                             UMB SCOUT MID CAP FUND

                            UMB SCOUT SMALL CAP FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, [___]%; Charles
Schwab & Co. Inc.*,  101 Montgomery  Street,  San Francisco,  California  94104,
[___]%;  National  Financial  Services  Corp.*,  P.O.  Box 3752,  Church  Street
Station, New York, NY 10008-3752, [___]%.

                          UMB SCOUT INTERNATIONAL FUND

Charles Schwab & Co., Inc.*, 101 Montgomery  Street,  San Francisco,  California
94104, [___]%;  National Financial Services Corp.*, P.O. Box 3752, Church Street
Station, New York, NY 10008-3752, [___]%.

                               UMB SCOUT BOND FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, [___]%; Mitra &
Co.*, 11270 West Park Place, Suite 400, Milwaukee, WI 53224, [___]%.

                 UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

UMB Bank,  n.a.*,  928 Grand  Boulevard,  Kansas City,  Missouri 64106,  [___]%;
National  Financial Services Corp.*,  P.O. Box 3752, Church Street Station,  New
York, New York, 10008, [___]%.

                  UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

UMB Bank,  n.a.*,  928 Grand  Boulevard,  Kansas City,  Missouri 64106,  [___]%;
National  Financial Services Corp.*,  P.O. Box 3752, Church Street Station,  New
York, New York, 10008, [___]%.

                      UMB SCOUT TAX-FREE MONEY MARKET FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, [___]%.

         * Shareholder of record, not beneficial owner.

As of [June 1, 2007],  the trustees and officers as a group [owned less than 1%]
of the outstanding shares of each Fund.

                        ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin
53233  ("UMBFS")  has  agreed  to  provide  administrative  and fund  accounting services  to the Funds under an  Administration  and Fund  Accounting  Agreement dated  April 1, 2005  between  UMBFS and the Trust,  on behalf of the Funds (the
"Administration  Agreement").  UMBFS is the parent of UMB Distribution Services,
LLC, the Funds' distributor.  UMBFS is also a direct subsidiary of UMB Financial
Corporation,  the parent company of UMB Bank,  n.a., the Funds'  custodian,  and indirect parent of the Advisor. UMBFS' services include, but are not limited to, the following:  calculating  daily net asset values for the Funds;  assisting in preparing and filing all federal  income and excise tax filings;  overseeing the
Funds' fidelity insurance relationships; preparing notice and renewal securities filings  pursuant to state  securities  laws;  compiling  data for and preparing
notices  to  the  SEC;  preparing  financial   statements  for  the  annual  and
semi-annual  reports to the SEC and  current  investors;  monitoring  the Funds'
expenses;  monitoring the Funds' status as a regulated  investment company under
Subchapter  M of the Code;  monitoring  compliance  with the  Funds'  investment policies and  restrictions  and generally  assisting  the Funds'  administrative operations.

UMBFS furnishes  office space and all necessary  office  facilities,  equipment, supplies,  and clerical and  executive  personnel  for  performing  the services required  to  be  performed  by  it  under  the  Administration  Agreement.  The
Administration   Agreement   continues   in   effect   until   terminated.   The
Administration  Agreement may be terminated,  without payment of any penalty (i)
by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days' written notice to the other party, which notice may be waived by the party entitled to notice.  Under the Administration  Agreement,  UMBFS is not liable for any error of judgment or mistake of law or for any loss  suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless  disregard of its obligations and duties. In the Administration Agreement it is also provided that
UMBFS may  provide  similar  services  to  others,  including  other  investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of each Fund computed  daily and payable  monthly,  at the annual rate of 0.10% of the Funds'
average  annual net  assets up to $250  million,  0.075% of the  Funds'  average annual net assets on the next $250 million,  0.05% of the Funds'  average annual net  assets on the next $250  million,  0.03% of the Funds'  average  annual net assets over $750 million.  The Trust also covers certain of the  Administrator's out-of-pocket expenses.

For the fiscal year ended June 30, 2006, the Trust paid UMBFS  $3,524,182.76 for its services.  For the period of April 1, 2005 to the fiscal year ended June 30,
2005, the Trust paid UMBFS $600,148 for its services.  For the fiscal year ended
June 30, 2004 and the period from July 1, 2004 to March 31, 2005, the Funds were subject to a different  administration and fund accounting agreement under which the Advisor paid UMBFS  $2,013,739 and  $1,607,649,  respectively,  for services provided under that agreement.

                                   DISTRIBUTOR

Under a Distribution Agreement with the Trust, on behalf of the Funds, dated May
19, 2001, as amended, UMB Distribution Services,  LLC, 803 West Michigan Street,
Suite A, Milwaukee,  Wisconsin 53233 (the "Distributor") acts as distributor for the Funds and acts as exclusive  agent for the Funds in selling  their shares to the public.  The  Distributor  is an affiliate of the Advisor.  The  Distributor shall  offer  shares  of the  Funds on a  continuous  basis  and may  engage  in advertising and solicitation activities in connection therewith. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.
The  Distributor  is not  obligated to sell any certain  number of shares of the
Funds, and does not receive any fee or other  compensation from the Trust or any
Fund under the Distribution Agreement.

The  Distribution  Agreement  continued in effect  until May 19, 2002,  and will continue  automatically  for  successive  annual  periods ending each May 19, if continued at least  annually by the Board of  Trustees,  including a majority of
Independent  Trustees.  The Distribution  Agreement terminates  automatically if assigned by either party or upon 60 days' written  notice by either party to the other.

Rule 12b-1 Plan

Pursuant  to a  Rule  12b-1  under  the  1940  Act,  the  Trust  has  adopted  a
Distribution  and Shareholder  Servicing Plan (the "Plan") for the Service Class
Shares of the UMB Scout  Money  Market Fund - Federal  Portfolio,  the UMB Scout
Money Market Fund - Prime  Portfolio,  and the UMB Scout  Tax-Free  Money Market
Fund.  The Plan does not apply to any  Shares of the Funds  other  than  Service
Class  Shares of the Money Market  Funds.  No Shares,  other than Service  Class
Shares of the Money Market Funds,  are included in calculating  the Plan's fees, and the Plan is not used in the  distribution and marketing of shares other than the Service Class.  Only  shareholders  of the Service Class may vote on matters affecting the Plan.

Under the Plan,  the Trust,  on behalf of the Service  Class shares of the Money
Market Funds,  shall pay to the Distributor or others a monthly fee of 0.50% per annum of the average  daily net assets of each Money  Market  Fund's  respective
Service Class Shares.  Such payments are intended to compensate the  Distributor or others for,  among other  things:  (a) sweep account  services;  (b) expenses incurred by such parties in the promotion and  distribution of the Service Class
Shares,  including but not limited to, the printing of prospectuses  and reports used for sales  purposes,  expenses of  preparation  and  distribution  of sales literature and related expenses,  advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others;
and (c) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records,  assisting with purchase and redemption requests, arranging for bank wires,  monitoring  dividend  payments from the Portfolios to customers,  receiving and answering  correspondence,  and aiding in  maintaining their respective customers;  all such services being provided in connection with the Service Class Shares.

The Plan has been approved by the vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons"
of the Trust  (as  defined  in the 1940 Act) and who have no direct or  indirect financial  interest in the  operation  of the Plan,  cast in person at a meeting called for the purpose of voting on such Plan.

                                 TRANSFER AGENT

The Trust,  on behalf of the Funds,  has entered into an agreement with UMBFS to provide transfer agency and dividend  payment services to the Funds,  including, but not limited to, the  maintenance  of a shareholder  accounting  and transfer
agency   system,   and  such  other  items  as  are   incidental   to  corporate
administration.  UMBFS  is  located  at 803  West  Michigan  Street,  Milwaukee,
Wisconsin   53233.   UMBFS  is  compensated  on  a  per-fund,   per-account  and
transactional basis, plus out-of-pocket expenses.

                                    CUSTODIAN

The Trust has entered into a Custody  Agreement with UMB Bank,  n.a. under which
UMB Bank,  n.a.  holds the Funds' assets for  safekeeping.  This means the bank, rather than the Funds,  has  possession  of the Funds' cash and  securities.  As directed by the Funds' officers and portfolio  managers,  the bank delivers cash to those who have sold  securities  to the Funds in return for such  securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly  from  issuers  of  securities  owned by the Funds  and holds  this for payment to shareholders  after deduction of the Funds' expenses.  UMB Bank, n.a.
is located at 1010 Grand  Boulevard,  Kansas City,  Missouri,  64141, and is the
sole shareholder of the Advisor.  For the foregoing,  UMB Bank, n.a.  receives a fee from the Trust based on the value of each Fund computed once a month, at the annual  rate of 0.05% of the assets in the custody  account.  In  addition,  the
Trust shall  reimburse UMB Bank,  n.a. for  out-of-pocket  expenses  incurred in connection with the Custody Agreement.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The  Funds'  financial  statements  are  audited  annually  by  the  independent registered  public  accounting firm approved by the Board of Trustees each year.
BKD, LLP, 2800 Post Oak Boulevard, Suite 3200, Houston, Texas 77056-3049, is the
Funds' present independent registered public accounting firm.

                                  FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square,
Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                         GENERAL INFORMATION AND HISTORY

The Trust  currently  has nine  series:  UMB Scout Stock Fund,  UMB Scout Growth
Fund, UMB Scout Mid Cap Fund, UMB Scout Small Cap Fund, UMB Scout  International
Fund (formerly,  UMB Scout WorldWide Fund), UMB Scout Bond Fund, UMB Scout Money
Market Fund - Federal  Portfolio,  UMB Scout Money Market Fund - Prime Portfolio
and UMB Scout Tax-Free Money Market Fund. The Trust was organized as a statutory trust in Delaware  on January  27,  2000 and began with two  series,  which have subsequently been liquidated. One of the current series, the UMB Scout Small Cap
Fund series was created on January 24, 2001 to become the successor to UMB Scout
Regional Fund,  Inc., which was reorganized into the UMB Scout Small Cap Fund on
July 1, 2001.

On April 1, 2005,  the Trust created  additional  series to become the successor funds to funds within the UMB Scout Funds family that were previously  organized as Maryland corporations.  The shareholders of the Funds previously organized as
Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The UMB Scout Stock Fund series became the successor  fund of the UMB Scout Stock Fund,  Inc.  series  bearing the same name. The UMB Scout
Growth Fund series became the successor  fund of the UMB Scout Stock Fund,  Inc.
series named the UMB Scout Stock Select Fund. The UMB Scout  International Fund,
the UMB Scout Bond Fund,  and the UMB Scout  Tax-Free  Money  Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond
Fund,  Inc., and UMB Scout Tax-Free Money Market Fund, Inc.,  respectively.  The
UMB Scout Money Market Fund - Federal  Portfolio  and the UMB Scout Money Market
Fund - Prime Portfolio  series became the successor funds of the UMB Scout Money
Market Fund,  Inc. series bearing the same names. On October 31, 2006, the Trust created UMB Scout Mid Cap Fund series.

Prior to July [ ], 2007,  the Trust  offered only a single  class of Shares.  On
July [ ], 2007,  existing Shares of the Money Market Funds became Investor Class
Shares and the Trust began offering an additional  class of shares,  the Service
Class Shares.

Each  series  of the Trust  represents  interests  in a  separate  portfolio  of investments  and is subject to  separate  liabilities.  Shares of each series or class are  entitled to vote as a series or class only to the extent  required by the 1940 Act or as permitted by the Trustees.  The  beneficial  interest of each series is divided into an unlimited  number of shares,  with no par value.  Each share has equal dividend,  voting,  liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for  shares  will  generally  not be  issued.  The Trust does not intend to hold
regular  annual  shareholder  meetings.   Upon  the  Trust's  liquidation,   all
shareholders  of a series would share  pro-rata in the net assets of such series available for  distribution to shareholders of the series,  but, as shareholders of such  series,  would not be entitled to share in the  distribution  of assets belonging  to any  other  series.  If they  deem it  advisable  and in the  best interests of shareholders,  the Trustees may create  additional series of shares and may create multiple classes of shares of each series,  which may differ from each other as to expenses and dividends.

Non-Cumulative  Voting.  All of the Funds'  shares  have  non-cumulative  voting rights,  which means that the holders of more than 50% of the shares  voting for the  election of Trustees can elect 100% of the  Trustees,  if they choose to do so, and in such event,  the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  Each of the Funds is  authorized to use the words "UMB" and "Scout"
in its name, and may use the Scout design, so long as Scout Investment Advisors,
Inc. continues as its investment advisor.

Code of Ethics.  The Trust,  the Advisor and the Distributor have each adopted a code of ethics,  to the extent required by federal  securities  laws. Under each code of ethics,  persons  who are  designated  as access  persons  may engage in personal securities  transactions,  including  transactions involving securities that  may be  purchased  or  sold  by  any  Fund,  subject  to  certain  general restrictions and procedures.

Summary  of Proxy  Voting  Procedures.  The  Board  of  Trustees  has  delegated authority for making voting decisions with respect to Fund portfolio  securities to the Advisor. The Advisor has adopted a Proxy Voting Policy (the "Policy"), as well as General Proxy Voting  Standards and Guidelines (the  "Guidelines")  that provide as follows:

o    The Policy  provides that voting rights shall be exercised on all decisions that have any effect on the value of the  security,  and shall be exercised so as to maximize  and protect the value of the  security,  looking at both the short-term and long-term consequences.

o    The Policy also  provides  that  decisions  regarding the voting of proxies shall be made solely in the interest of the  shareholders of the Funds. The exclusive  purpose  shall be to provide  benefits to Fund  shareholders  by considering those factors that affect the value of the security.

o    The Policy also  provides that voting rights shall be exercised to give the greatest benefit to the  shareholder.  In exercising  voting rights,  there shall be no undue  prejudice  in favor of  management.  Proposals  designed solely to benefit or protect  the welfare of  directors,  officers or other individuals shall be opposed.

The  Guidelines  address  proxy  voting on  particular  types of matters such as elections  of  directors,  engagement  of  auditors,  directors'  insurance  and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the
Funds' shareholders,  the proxies shall be voted strictly in accordance with the written  guidelines  established  by the Advisor's  Board of  Directors.  If the
Advisor's  guidelines  are not  sufficiently  specific to determine how the vote should be cast and there  exists a material  conflict of  interest,  the proxies will be voted by a third party that is not  affiliated  with and  independent of the Advisor.

Information  on how the Funds voted  proxies  relating to  portfolio  securities during the 12-month  period ended June 30, 2006,  is available  without  charge, upon  request,  by calling  1-800-996-2862  or by accessing the SEC's website at
www.sec.gov.

                         FIXED INCOME SECURITIES RATINGS

Standard & Poor's Corporation (S&P(R)):

     AAA - Highest  Grade.  These  securities  possess  the  ultimate  degree of protection  as to  principal  and  interest.  Marketwise,  they  move  with interest rates, and hence provide the maximum safety on all counts.

     AA - High Grade.  Generally,  these bonds  differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

     A - Upper-medium Grade. They have considerable investment strength, but are not  entirely  free from  adverse  effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect  money rates in their market  behavior  but, to some  extent,  also economic conditions.

     BBB - Bonds rated BBB are  regarded  as having an adequate  capacity to pay
     principal  and  interest.   Whereas  they   normally   exhibit   protection
     parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay  principal  and  interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly  speculative  with  respect to the  issuer's  capacity to pay
     interest  and  repay   principal  in  accordance  with  the  terms  of  the
     obligations.  BB  indicates  the lowest  degree of  speculation  and CC the highest  degree of  speculation.  While such bonds  will  likely  have some quality  and  protective  characteristics,  these are  outweighed  by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-):  The  ratings  from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative  standing  within the major rating categories.

Moody's Investors Service, Inc. (Moody's):

     Aaa  -  Best  Quality.  These  securities  carry  the  smallest  degree  of investment  risk and are  generally  referred to as  "gilt-edge."  Interest payments are protected by a large,  or by an  exceptionally  stable margin, and principal is secure.  While the various protective  elements are likely to change,  such changes as can be  visualized  are most unlikely to impair the fundamentally strong position of such issues.

     Aa - High  Quality  by All  Standards.  They are rated  lower than the best bonds  because  margins  of  protection  may  not  be as  large  as in  Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other  elements  present  which  make the  long-term  risks appear somewhat greater.

     A - Upper-medium  Grade.  Factors giving security to principal and interest are  considered  adequate,  but  elements  may be present  which  suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations,
     i.e.,  they are  neither  highly  protected  nor poorly  secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have predominantly  speculative elements;  their future cannot be  considered  as well  assured.  Often the protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both  good and bad  times  over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

     Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues are often in default or have other  marked shortcomings.

    Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification  from Aa to B. The modifier 1 indicates  that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range  rating;  and the modifier 3 indicates  that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt  instruments  rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

     AAA Highest credit quality. The obligor has an exceptionally strong ability to pay  interest and repay  principal,  which is unlikely to be affected by reasonably foreseeable events.

     AA+,  AA or AA-  Investment  grade and of very  high  credit  quality.  The obligor's  ability to pay  interest  and repay  principal  is very  strong, although not quite as strong as bonds rated "AAA".

     A+, A or A-  Investment  grade and of high credit  quality.  The  obligor's ability to pay interest and repay principal is considered to be strong, but may be more  vulnerable  to adverse  changes  in  economic  conditions  and circumstances than bonds with higher ratings.

     BBB+, BBB or BBB- Investment grade and of satisfactory credit quality.  The obligor's  ability to pay interest and repay  principal is considered to be
     adequate.   Adverse  changes  in  economic  conditions  and  circumstances, however,  are more  likely  to have  adverse  impact  on these  bonds,  and therefore  impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB+, BB or BB- Bonds are considered  speculative.  The obligor's ability to pay  interest  and repay  principal  may be  affected  over time by adverse economic  changes.  However  business  and  financial  alternatives  can be identified  which could assist the obligor in  satisfying  its debt service requirements.

     B+, B or B- Bonds are considered  highly  speculative.  While bonds in this class are currently meeting debt service  requirements,  the probability of continued  timely payment of principal and interest  reflects the obligor's limited margin of safety and the need for reasonable  business and economic activity throughout the life of the issue.

     CCC+, CCC or CCC- Bonds have certain identifiable  characteristics which if not remedied may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are  minimally  protected.  Default in payment of interest  and/or principal  seems  probable  over time.  C Bonds are in imminent  default of payment of interest or principal.

     DDD, DD or D Bonds are in default of interest  and/or  principal  payments.
     Such bonds are extremely  speculative  and should be valued on the basis of their  ultimate  recovery value in  liquidation  or  reorganization  of the obligor.  "DDD"  represents  the highest  potential  for  recovery on these bonds. "D" represents the lowest potential for recovery.

     NR Indicated that Fitch does not rate the specific issue.

                 Description of Taxable Commercial Paper Ratings

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

         Prime - 1 Highest Quality
         Prime - 2 Higher Quality
         Prime - 3 High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial  strength of a parent company and relationships  which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P(R)- Standard & Poor's commercial paper rating is a current assessment of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest  quality  obligations to "D" for the lowest.  The four categories are as follows:

         "A" - Issues  assigned  this highest  rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

       "A-1" - This designation  indicates that the degree of safety regarding timely payment is very strong.

       "A-2" - Capacity for timely payment on issues with this  designation is strong.  However,  the  relative  degree  of  safety  is  not  as overwhelming.

       "A-3" - Issues carrying this designation  have a satisfactory  capacity for timely payment.  They are, however,  somewhat more vulnerable
               to  the  adverse  effects  of  changes  in   circumstances   than
               obligations carrying the higher designations.

         "B" - Issues rated `B" are regarded as having only an adequate capacity for timely payment.  Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

         "C" - This rating is assigned to  short-term  debt  obligations  with a doubtful capacity for payment.

         "D" - This rating  indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

          F1+  Exceptionally Strong Credit Quality.  Issues assigned this rating are  regarded as having the  strongest  degree of  assurance  for payment.

          F1   Very Strong Credit  Quality.  Issues assigned this rating reflect an assurance of timely  payment only slightly less in degree than
               "F1+."

          F2   Good  Credit   Quality.   Issues  assigned  this  rating  have  a
               satisfactory  degree of  assurance  for timely  payment,  but the margin of safety is not as great as for issues  assigned  "F 1 +"
               and "F 1".

          F3   Fair   Credit   Quality.   Issues   assigned   this  rating  have
               characteristics suggesting that the degree of assurance of timely payment is adequate;  however,  near-term  adverse  changes could cause these securities to be rated below investment grade.

          FS   Weak   Credit   Quality.   Issues   assigned   this  rating  have
               characteristics  suggesting  a  minimal  degree of  assurance  of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D    Default.   Issues  assigned  this  rating  have   characteristics
               suggesting a minimal  degree of  assurance of timely  payment and are  vulnerable  to near-term  adverse  changes in financial  and economic conditions.

          LOC  The symbol LOC  indicated  that the rating is based upon a letter of credit default issued by a commercial bank.

                          MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and  Standard and Poor's  Corporation  represent their opinions of quality of the municipal  bonds they undertake to rate.  These ratings are  general and are not  absolute  standards.  Consequently,  municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different  ratings may have the same yield.

Both Moody's and S&P(R)'s Municipal Bond Ratings cover obligations of states and political  subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources  available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues,  the essential element in the security for a revenue bond is the quantity  and quality of the pledged  revenues  available to pay debt service.

Although an  appraisal  of most of the same  factors that bear on the quality of general obligation bond credit is usually  appropriate in the rating analysis of a  revenue  bond,  other  factors  are  important,  including  particularly  the competitive  position of the  municipal  enterprise  under  review and the basic security  covenants.  Although a rating  reflects  S&P(R)'s  judgment  as to the issuer's  capacity for the timely payment of debt service,  in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default,  should  one  occur,  i.e.,  an  insurance  program,  federal  or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P(R)Ratings:

AAA  Prime - These  are  obligations  of the  highest  quality.  They  have  the strongest capacity for timely payment of debt service.

     General Obligation Bonds - In a period of economic stress, the issuers will suffer the  smallest  declines in income and will be least  susceptible  to autonomous  decline.  Debt burden is moderate.  A strong revenue  structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds - Debt service  coverage has been, and is expected to remain, substantial.  Stability  of the  pledged  revenues  is  also  exceptionally strong, due to the competitive  position of the municipal  enterprise or to the nature of the  revenues.  Basic  security  provisions  (including  rate covenant,  earnings  test for issuance of additional  bonds,  debt service,
     reserve   requirements)  are  rigorous.   There  is  evidence  of  superior
     management.

AA - High  Grade - The  investment  characteristics  of general  obligation  and revenue  bonds in this group are only  slightly  less  marked  than those of the prime quality issues.  Bonds rated "AA" have the second  strongest  capacity for payment of debt service.

A - Good Grade - Principal  and interest  payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

     General  Obligation  Bonds - There is some  weakness,  either  in the local economic  base,  in  debt  burden,  in the  balance  between  revenues  and
     expenditures,   or  in  quality  of  management.   Under  certain   adverse
     circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue  Bonds - Debt  service  coverage  is  good,  but  not  exceptional.
     Stability of the pledged  revenues  could show some  variations  because of increased  competition or economic  influences on revenues.  Basic security provisions, while satisfactory, are less stringent.  Management performance appears adequate.

Moody's Ratings of Municipal Bonds:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities  carry the smallest  degree of investment risk and are generally referred to as "gilt-edge."  Interest payments are protected by a large, or by an  exceptionally  stable  margin,  and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards.  They are rated  lower  than the best bonds  because  margins of protection  may  not be as  large  as in  Aaa  securities,  fluctuation  of protective  elements  may be of  greater  amplitude,  or there may be other elements present which make the long-term risks appear somewhat greater.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes:

     MIG 1: The best quality,  enjoying strong  protection from established cash flows of funds for their  servicing  or from  established  and broad  based access to the market for refinancing, or both.

     MIG 2: High  quality,  with margins of  protection  ample,  although not so large as in the preceding group.

     MIG 3: Favorable  quality,  with all security  elements  accounted for, but lacking the undeniable strength of the preceding grades.  Market access for refinancing, in particular, is likely to be less well established.

                                    PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)  Articles of Incorporation

     (1)  Agreement and Declaration of Trust of the Registrant dated January 26,
          2000,  and  effective  January 27, 2000,  previously  filed as Exhibit
          99.a.1 to the  Registrant's  Initial  Registration  Statement  on Form
          N-1A, filed on February 9, 2000 ("Initial Registration Statement") and
          incorporated herein by reference.

     (2)  Certificate  of Trust dated January 26, 2000,  and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to
          the  Initial   Registration   Statement  and  incorporated  herein  by
          reference.

     (3)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout  Small  Cap Fund  series  effective  January  24,  2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant's  Registration  Statement on Form N-1A,  filed on April
          30, 2001 ("PEA No. 2") and incorporated herein by reference.

     (4)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout Stock Fund,  the UMB Scout  Growth  Fund,  the UMB Scout
          WorldWide  Fund,  the  UMB  Scout  Bond  Fund,  the UMB  Scout  Kansas
          Tax-Exempt  Bond  Fund,  the UMB  Scout  Money  Market  Fund - Federal
          Portfolio,  the UMB Scout Money Market Fund - Prime  Portfolio and the
          UMB Scout  Tax-Free  Money Market Fund series  effective  November 18,
          2004, previously filed as Exhibit 99.a to Post-Effective Amendment No.
          7 to  Registrant's  Registration  Statement  on Form  N-1A,  filed  on
          January 14, 2005 and incorporated herein by reference.

     (5)  Officer's Certificate  evidencing the establishment and designation of the  UMB  Scout  Mid  Cap  Fund  series  effective  August  17,  2006, previously filed as Exhibit 99.a.5 to Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement on Form N-1A, filed on August
          18, 2006 and incorporated herein by reference.

     (6)  Form  of  Officer's  Certificate   evidencing  the  establishment  and
          designation  of the Investor  Class of shares and the Service Class of shares for the UMB Scout Money  Market Fund - Federal  Portfolio,  the
          UMB  Scout  Money  Market  Fund - Prime  Portfolio  and the UMB  Scout
          Tax-Free  Money  Market Fund series  effective  May [ ], 2007 is filed herewith.

(b)  By-laws

     (1)  By-Laws  previously filed as Exhibit 99.b to the Initial  Registration
          Statement on Form N-1A and incorporated herein by reference.

(c)  Instruments Defining Rights of Security Holders

     (1)  Specimen of Stock Certificate.

          Not  Applicable.

     (2)  Agreement and Declaration of Trust.

          ARTICLE  III,  Sections  1-7;  ARTICLE V,  Sections  1-6;  ARTICLE VI,
          Sections  1-3;  ARTICLE  VIII,  Sections  2-5  of  the  Agreement  and
          Declaration of Trust dated January 26, 2000 and effective  January 27,
          2000,  previously filed as Exhibit 99.a.1 to the Initial  Registration
          Statement.

     (3)  By-Laws.

          ARTICLE II; ARTICLE IX, Sections 1-2 of the By-Laws,  previously filed as Exhibit 99.b to the Initial Registration Statement.

(d)  Investment Advisory Contracts

     (1)  Investment Advisory Agreement between Scout Investment Advisors,  Inc.
          and UMB Scout Funds dated April 1, 2005,  previously  filed as Exhibit
          99.d.1 to Post-Effective Amendment No. 9 to Registrant's  Registration
          Statement  on Form N-1A,  filed on October  28, 2005 ("PEA No. 9") and incorporated herein by reference.

     (2)  Amended  and  Restated  Exhibit  A and B to  the  Investment  Advisory
          Agreement between Scout Investment Advisors, Inc. and UMB Scout Funds, previously filed as Exhibit 99.d.2 to Post-Effective  Amendment No. 11 to Registrant's  Registration Statement on Form N-1A, filed on October
          31, 2006 ("PEA No. 11" and incorporated herein by reference.

     (3)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors, Inc. and UMB Scout Funds, on behalf of UMB Scout Stock Fund,
          UMB Scout Growth Fund and UMB Scout Bond Fund is filed herewith.

     (4)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors,  Inc.  and UMB Scout  Funds,  on behalf of UMB Scout Mid Cap
          Fund,   previously   filed  as  Exhibit  99.d.4  to  PEA  No.  11  and
          incorporated herein by reference.

(e)  Underwriting Contracts

     (1)  Distribution  Agreement between UMB Distribution Services, LLC and UMB
          Scout Funds dated May 19, 2001,  previously  filed as previously filed as Exhibit 99.e.8 to  Post-Effective  Amendment No. 3 to  Registrant's
          Registration  Statement on Form N-1A,  filed on October 30, 2001 ("PEA
          No. 3") and incorporated herein by reference.

          (A)  Amendment  Number One to the Distribution  Agreement  between UMB
               Distribution Services, LLC and UMB Scout Funds,  previously filed as previously filed as Exhibit 99.e.8 to Post-Effective Amendment
               No. 4 to Registrant's  Registration Statement on Form N-1A, filed on October 28, 2002 and incorporated herein by reference.

          (B)  Amended and  Restated  Schedule A to the  Distribution  Agreement
               between  UMB  Distribution  Services,  LLC and UMB  Scout  Funds,
               previously   filed  as  Exhibit   99.e.1.B  to  PEA  No.  11  and
               incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1)  Custody  Agreement  between UMB Scout Funds and UMB Bank,  n.a.  dated
          October 30, 1995, previously filed as Exhibit 99.g.1 to Post-Effective
          Amendment No. 7 to Registrant's  Registration  Statement on Form N-1A,
          filed on January 14, 2005 and incorporated herein by reference.

          (A)  Revised Appendix B to Custody  Agreement  between UMB Scout Funds and UMB Bank,  n.a.,  previously filed as Exhibit 99.g.1.A to PEA
               No. 11 and incorporated herein by reference.

     (2)  Rule 17f-5 Delegation  Agreement by and between UMB Bank, n.a. and UMB
          Scout Funds dated May 8, 2003,  previously  filed as Exhibit 99.g.6 to
          Post-Effective Amendment No. 5 to Registrant's  Registration Statement
          on Form N-1A,  filed on October  28, 2003 and  incorporated  herein by reference.

          (A)  Revised Appendix to Rule 17f-5 Delegation  Agreement  between UMB
               Scout  Funds  and UMB Bank,  n.a.,  previously  filed as  Exhibit
               99.g.2.A to PEA No. 11 and incorporated herein by reference.

(h)  Other Material Contracts

     (1)  Transfer Agency Agreements.

          (A)  Transfer Agency  Agreement by and between UMB Scout Funds and UMB
               Fund  Services,  Inc.  dated April 1, 2005,  previously  filed as
               Exhibit  99.h.1.A  to  PEA  No.  9  and  incorporated  herein  by reference.

          (B)  Amended and Restated  Schedule A to the Transfer Agency Agreement
               by and  between  UMB  Scout  Funds and UMB Fund  Services,  Inc.,
               previously   filed  as  Exhibit   99.h.1.B  to  PEA  No.  11  and
               incorporated herein by reference.

     (2)  Inbound Call Management and Fulfillment Services Agreement.

          (A)  Inbound  Call  Management  and  Fulfillment   Services  Agreement
               between  Scout  Investment  Advisors,  Inc. and UMB  Distribution
               Services, LLC, dated August 6, 2001, relating to UMB Scout Funds, previously  filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

          (B)  Amendment  Number One to Inbound Call  Management and Fulfillment
               Services  Agreement,  dated August 14, 2002,  previously filed as previously filed as Exhibit 99.h.2.B to Post-Effective  Amendment
               No. 6 to Registrant's  Registration Statement on Form N-1A, filed on October 28, 2004 and incorporated herein by reference.

          (C)  Amended and Restated  Schedule A to the Inbound  Call  Management
               and  Fulfillment  Services  Agreement  between  Scout  Investment
               Advisors,  Inc. and UMB Distribution  Services,  LLC,  previously filed as Exhibit 99.h.2.C to PEA No. 11 and  incorporated  herein by reference.

     (3)  Administration and Fund Accounting Agreement.

          (A)  Administration  and Fund Accounting  Agreement  between UMB Scout
               Funds and UMB Fund Services, Inc. dated April 1, 2005, previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

          (B)  Amended and Restated  Schedule A to the  Administration  and Fund
               Accounting  Agreement  between  UMB  Scout  Funds  and  UMB  Fund
               Services,  Inc.,  previously filed as Exhibit 99.h.3.B to PEA No.
               11 and incorporated herein by reference.

     (4)  Retirement  Plan  Agreement  by and between UMB Bank,  n.a.,  UMB Fund
          Services,  Inc. and UMB Scout Funds,  dated April 1, 2005,  previously filed as  Exhibit  99.g.3  to PEA No.  9 and  incorporated  herein  by reference.

(i)  Legal Opinion

     (1)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB  Scout  Small  Cap  Fund,  series  of UMB  Scout  Funds, previously filed as Exhibit 99.i to PEA No. 2 and incorporated  herein by reference.

     (2)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB Scout Stock Fund, UMB Scout Growth Fund, UMB Scout Small
          Cap Fund,  UMB Scout  WorldWide  Fund,  UMB Scout Bond Fund, UMB Scout
          Kansas  Tax-Exempt  Bond Fund,  UMB Scout Money  Market Fund - Federal
          Portfolio, UMB Scout Money Market Fund - Prime Portfolio and UMB Scout
          Tax-Free  Money  Market Fund,  series of UMB Scout  Funds,  previously
          filed  as  Exhibit  99.i.2  to  Post-Effective   Amendment  No.  8  to
          Registrant's  Registration  Statement on Form N-1A,  filed on April 1,
          2005 and incorporated herein by reference.

     (3)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB Scout Mid Cap Fund,  previously  filed as Exhibit 99.i.3 to PEA No. 11 and incorporated herein by reference.

(j)  Other Opinions

     (1)  Consent of Independent  Registered  Public Accounting Firm to be filed in subsequent amendment.

     (2)  Power of  Attorney  of UMB Scout  Funds,  previously  filed as Exhibit
          99.j.2 to Post-Effective Amendment No. 10 to Registrant's Registration
          Statement  on Form  N-1A,  filed on August 18,  2006 and  incorporated herein by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     (1)  Service Class  Distribution and Shareholder  Servicing Plan adopted by the  Registrant  pursuant to Rule 12b-1 and dated as of  February  22,
          2007 is filed herewith.

(n)  Rule 18f-3 Plan

     (1)  Multiple Class Plan Pursuant to Rule 18f-3,  adopted by the Registrant and dated as of February 22, 2007 is filed herewith.

(p)  Code of Ethics

     (1)  Code of Ethics of the investment advisor,  Scout Investment  Advisors,
          Inc. and the UMB Scout Funds,  previously  filed as Exhibit  99.p.1 to
          Post-Effective Amendment No. 10 to Registrant's Registration Statement
          on Form N-1A,  filed on August  18,  2006 and  incorporated  herein by reference.

     (2)  Code of Ethics of the  distributor,  UMB  Distribution  Services,  LLC previously filed as Exhibit 99.P to Post-Effective  Amendment No. 4 to
          Registrant's Registration Statement on Form N-1A, filed on October 28,
          2002 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 25. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the "Delaware Act") and the
Registrant's  Agreement  and  Declaration  of Trust and  By-Laws,  no officer or trustee of the  Registrant  shall have any  liability to the  Registrant  or its shareholders  for damages,  except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and  Declaration  of Trust,  or the
By-Laws.

Subject  to the  standards  and  restrictions  set  forth  in  the  Registrant's
Agreement and  Declaration of Trust,  Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee,  when acting in such capacity,  from liability to any person other than the business  trust or  beneficial  owner for any act,  omission,  or obligation  of the business  trust or any trustee  thereof,  except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and  Declaration  of Trust provides that the officers and trustees shall not be liable  for any act or  omission  of any agent or  employee  of the
Registrant,  any investment advisor or principal  underwriter of the Registrant, or with  respect to each  trustee or  officer,  the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws,  the  Registrant, out of its assets,  shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands  whatsoever  arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events  occurring  at the time a person  serves as a trustee  or  officer of the
Registrant whether or not such person is a trustee or officer at the time of any proceeding  in which  liability  is asserted.  Nothing  herein  contained  shall indemnify,  hold  harmless or protect any officer or trustee from or against any liability  to the  Registrant  or any  shareholder  to which such  person  would otherwise  be  subject  by reason  of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such person's office.

The  By-Laws  provide  that in  actions  by  others  than  the  Registrant,  the
Registrant  shall indemnify any person who was or is a party or is threatened to be made a party to any  proceeding  (other  than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the
Registrant,  against expenses,  judgments,  fines, settlements and other amounts actually and  reasonably  incurred in  connection  with such  proceeding if such person acted in good faith and in a manner that such person reasonably  believed to be in the best  interests  of the  Registrant  and in the case of a  criminal proceeding,  had no  reasonable  cause to believe the conduct of such person was unlawful.  The  termination  of any proceeding by judgment,  order,  settlement, conviction  or plea of nolo  contendere  or its  equivalent  shall not of itself create a  presumption  that the  person did not act in good faith or in a manner which  the  person  reasonably  believed  to be in  the  best  interests  of the
Registrant or that the person had reasonable  cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the
Registrant  shall indemnify any person who was or is a party or is threatened to be made a party to any  threatened,  pending  or  completed  action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant,  against expenses actually and  reasonably  incurred  by that  person in  connection  with the  defense  or settlement  of that action if that person acted in good faith,  in a manner that person  believed to be in the best  interests  of the  Registrant  and with such care,  including  reasonable  inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding  any provision to the contrary  contained in the By-laws,  there shall be no right to  indemnification  for any  liability  arising  by reason of willful misfeasance,  bad faith, gross negligence,  or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

     (a) In respect of any claim,  issue or matter as to which that person shall have been adjudged to be liable in the  performance of that person's duty to the
Trust,  unless  and only to the extent  that the court in which that  action was brought shall determine upon application  that in view of all the  circumstances of the case,  that person was not liable by reason of the disabling  conduct set forth in the  preceding  paragraph  and is fairly  and  reasonably  entitled  to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have  been  adjudged  to be  liable  on the  basis  that  personal  benefit  was improperly  received by him,  whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise  disposing of a threatened  or pending  action,  with or without  court  approval,  or of expenses  incurred in defending a threatened or pending action which is settled or otherwise  disposed of without court approval,  unless the required  approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been  successful on the merits in defense of any proceeding  referred to in the above  paragraphs or in defense of any claim,  issue or matter  therein,  before the court or other body  before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith,  provided that  the  Board  of  Trustees,  including  a  majority  who are  disinterested, non-party  trustees,  also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph  concerning a successful defense,  any indemnification  under  the  provisions  of the  By-laws  shall  be  made by the
Registrant  only if  authorized  in the specific  case on a  determination  that indemnification  of the agent is proper in the  circumstances  because the agent has met the  applicable  standard of conduct set forth in the By-laws and is not prohibited from  indemnification  because of the disabling  conduct  referred to above and as set forth in the By-laws :

     (a) A majority vote of a quorum  consisting of trustees who are not parties to the proceeding and are not  "interested  persons" of the Trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")); or

     (b) A written opinion by an independent legal counsel.

To the fullest  extent  permitted by  applicable  law, the officers and trustees shall be entitled  and have the  authority  to  purchase  with the assets of the
Registrant,  insurance for liability and for all expenses reasonably incurred or paid or  expected  to be paid by a trustee  or officer  in  connection  with any claim,  action,  suit or  proceeding  in which such person  becomes  involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability  under the provisions of Article VII of its Agreement and  Declaration of Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

The  principal  business  of UMB Bank,  n.a.  is the  provision  of banking  and investment  management  services to individuals  and  businesses.  The principal business of Scout Investment Advisors,  Inc., which is a wholly-owned subsidiary of UMB Bank,  n.a.,  is the  provision of  investment  advisory  and  management services for the mutual funds within the UMB Scout Funds family.

ITEM 27. PRINCIPAL UNDERWRITER:

UMB Distribution Services, LLC, the distributor for the Registrant, also acts as distributor for:

   Adelante Funds
   Columbus Funds, Inc.
   Cheswold Lane Funds
   Green Century Funds
   Lotsoff Capital Management Equity Trust
   The Marsico Investment Fund
   SPARX Funds Trust

(b)  Herewith is the information required by the following table with respect to each director,  officer or partner of the  underwriters  named in answer to
     Item 20 of Part B:

                                                                   Positions and
           Name and Principal          Position and Offices         Offices with
            Business Address             with Underwriter            Registrant

      Peter J. Hammond                      President                   None
      803 West Michigan Street
      Suite A
      Milwaukee, WI 53233

      Christine L. Mortensen                Treasurer                   None
      803 West Michigan Street
      Suite A
      Milwaukee, WI 53233

      Constance Dye Shannon                 Secretary                 Assistant
      803 West Michigan Street                                        Secretary
      Suite A
      Milwaukee, WI 53233

(c)  The distributor  does not receive any  remuneration or compensation for the duties or services  rendered to the Registrants  pursuant to the respective
     Distribution Agreements.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Each account,  book or other document required to be maintained by Section 31(a)
of the 1940 Act and Rules (17 CFRss.270-31a-1 to 31a-3) promulgated  thereunder, is in the physical  possession of the Registrants at the Registrants'  corporate offices,  except (1) records held and maintained by UMB Bank,  n.a.,  1010 Grand
Boulevard,  Kansas City, Missouri, 64106, relating to its function as custodian;
(2) records held and  maintained by UMB Fund  Services,  Inc., 803 West Michigan
Street,  Suite A,  Milwaukee,  Wisconsin,  53233,  relating to its  functions as sub-administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by UMB Distribution Services,  LLC, 803 West
Michigan  Street,  Suite A,  Milwaukee,  Wisconsin,  53233,  in its  function as distributor.

ITEM 29. MANAGEMENT SERVICES:

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS:

Registrant  undertakes,  if requested to do so by the holders of at least 10% of the registrant's  outstanding  shares, to call a meeting of shareholders for the purpose of voting upon the  question of removal of a trustee or trustees  and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized, in the City of Kansas City, and State of Missouri
on the 16th day of May 2007.

                                              UMB Scout Funds
                                              By: /s/Gary W. DiCenzo
                                              Gary W. DiCenzo, President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and the date(s)
indicated.

Signature               Title                                Date

/s/James. L. Moffett    Principal Executive Officer          May 16, 2007
James. L. Moffett

/s/C. Warren Green      Principal Financial Officer          May 16, 2007
C. Warren Green

/s/Eric T. Jager        Trustee                              May 16, 2007
Eric T. Jager*

/s/William E. Hoffman   Trustee                              May 16, 2007
William E. Hoffman*

/s/Stephen F. Rose      Trustee                              May 16, 2007
Stephen F. Rose*

/s/Willam B. Greiner    Trustee                              May 16, 2007
Willam B. Greiner*

/s/Andrea F. Bielsker      Trustee                           May 16, 2007
Andrea F. Bielsker*

*By:     /s/Constance E. Martin
         Constance E. Martin
         Attorney-in-Fact
         (Pursuant to Power of Attorney, filed herewith)

                                  EXHIBIT INDEX

Exhibit No.                           Exhibit

EX-99.a.6      Form of Officer's  Certificate  evidencing the  establishment and designation of the Investor Class of shares and the Service Class of  shares  for  the  UMB  Scout  Money  Market  Fund  -  Federal
               Portfolio,  the UMB Scout Money Market Fund - Prime Portfolio and
               the UMB Scout Tax-Free Money Market Fund.

EX-99.d.3      Fee  Waiver  and  Expense  Assumption   Agreement  between  Scout
               Investment  Advisors,  Inc. and UMB Scout Funds, on behalf of UMB
               Scout Stock Fund, UMB Scout Growth Fund and UMB Scout Bond Fund.

EX-99.m.1      Service Class Distribution and Shareholder Servicing Plan adopted by the Registrant pursuant to Rule 12b-1.

EX-99.n.1      Multiple  Class  Plan  Pursuant  to  Rule  18f-3  adopted  by the
               Registrant.